UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2008

Item 1.  Schedule of Investments

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Bond Fund
LVIP Janus Capital Appreciation Fund
LVIP FI Equity Income Fund
LVIP UBS Global Asset Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Mondrian International Value Fund
LVIP Delaware Managed Fund
LVIP Money Market
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Baron Growth Opportunities Fund
LVIP Mid-Cap Growth Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Capital Growth Fund
LVIP S&P 500 Index Fund
LVIP MFS Value Fund
LVIP Small-Cap Index Fund
LVIP Mid-Cap Value Fund
LVIP Templeton Growth Fund
LVIP Marsico International Growth Fund
LVIP Value Opportunities Fund

Item 2. Controls and Procedures

Item 3. Exhibits

Signatures

Certifications

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.96%
Aerospace & Defense – 2.02%
†Alliant Techsystems	7,500	$776,475
Empresa Brasileira de Aeronautica ADR	20,400	806,004
Precision Castparts	16,000	1,633,280
Rockwell Collins	26,000	1,485,900
		4,701,659
Air Freight & Logistics – 1.52%
Expeditors International Washington	33,500	1,513,530
Robinson (C.H.) Worldwide	27,000	1,468,800
UTi Worldwide	28,000	562,240
		3,544,570
Airlines – 0.43%
SkyWest	23,100	487,872
Southwest Airlines	42,200	523,280
		1,011,152
Auto Components – 0.52%
Gentex	26,200	449,330
WABCO Holdings	16,500	752,730
		1,202,060
Automobiles – 0.57%
Harley-Davidson	22,200	832,500
Thor Industries	8,600	256,022
Winnebago Industries	13,600	229,840
		1,318,362
Beverages – 0.44%
Brown-Forman Class B	15,500	1,026,410
		1,026,410
Biotechnology – 3.33%
†Alexion Pharmaceuticals	7,900	468,470
†Alkermes	21,400	254,232
†Amylin Pharmaceuticals	7,700	224,917
†Biogen Idec	9,700	598,393
†BioMarin Pharmaceuticals	11,700	413,829
†Celgene	14,200	870,318
†Cephalon	17,600	1,133,440
†Genzyme	13,900	1,036,106
†ImClone Systems	10,500	445,410
†Martek Biosciences	14,800	452,436
†Medarex	34,900	308,865
†Millennium Pharmaceuticals	36,400	562,744
†Myriad Genetics	10,100	406,929
†Theravance	16,500	173,745
†Vertex Pharmaceuticals	17,000	406,130
		7,755,964
Capital Markets – 3.41%
†Affiliated Managers Group	5,600	508,144
BlackRock	4,800	980,064
Eaton Vance	24,300	741,393
Federated Investors Class B	17,400	681,384
†Interactive Brokers Group Class A	14,700	377,349
Janus Capital Group	23,800	553,826
Lazard Class A	26,600	1,016,120
Legg Mason	8,150	456,237
Northern Trust	25,800	1,714,926
optionsXpress Holdings	20,300	420,413
SEI Investments	19,900	491,331
		7,941,187
Chemicals – 0.70%
Ecolab	24,900	1,081,407
Sigma-Aldrich	9,200	548,780
		1,630,187
Commercial Banks – 0.57%
City National	5,600	276,976
East West Bancorp	17,000	301,750
†SVB Financial Group	12,500	545,500
UCBH Holdings	27,400	212,624
		1,336,850
Commercial Services & Supplies – 3.87%
†American Reprographics	31,600	468,944
Avery Dennison	8,800	433,400
Cintas	17,500	499,450
Corporate Executive Board	12,800	518,144
Dun & Bradstreet	6,800	553,384
Equifax	16,300	562,024
HNI	9,000	242,010
Manpower	12,600	708,876
†Monster Worldwide	30,900	748,089
Republic Services	39,850	1,165,214
Ritchie Bros Auctioneers	18,800	1,543,856
Robert Half International	29,600	761,904
†Stericycle	15,500	798,250
		9,003,545
Communications Equipment – 1.05%
†F5 Networks	25,500	463,335
†Foundry Networks	28,600	331,188
†JDS Uniphase	39,300	526,227
†Juniper Networks	45,300	1,132,500
		2,453,250
Computers & Peripherals – 1.67%
†Logitech International	19,700	501,168
†NetApp	77,700	1,557,885
†QLogic	39,400	604,790
Seagate Technology	58,100	1,216,614
		3,880,457
Construction & Engineering – 2.30%
Chicago Bridge & Iron	10,600	415,944
Fluor	13,300	1,877,428
†Foster Wheeler	25,400	1,438,148
†Quanta Services	69,800	1,617,266
		5,348,786
Diversified Consumer Services – 0.99%
†Apollo Group Class A	18,305	790,776
Block (H&R)	21,800	452,568
DeVry	14,900	623,416
†ITT Educational Services	9,400	431,742
		2,298,502
Diversified Financial Services – 2.00%
†IntercontinentalExchange	9,900	1,291,950
Moody's	39,000	1,358,370
Nymex Holdings	22,000	1,993,860
		4,644,180
Diversified Telecommunications Services – 0.58%
†Leap Wireless International	19,900	927,340
†NeuStar Class A	16,100	426,328
		1,353,668
Electric Utilities – 0.70%
†Reliant Energy	69,200	1,636,580
		1,636,580
Electrical Equipment – 1.31%
AMETEK	20,000	878,200
†General Cable	10,100	596,607
†II-VI	16,000	607,680
Roper Industries	16,400	974,816
		3,057,303
Electronic Equipment & Instruments – 1.10%
†Cogent	34,100	321,563
†FLIR Systems	18,200	547,638
Jabil Circuit	37,800	357,588
National Instruments	15,150	396,021
†Trimble Navigation	33,100	946,329
		2,569,139
Energy Equipment & Services – 5.24%
BJ Services	27,500	784,025
†Cameron International	40,400	1,682,256
†Core Laboratories	15,200	1,813,360
Diamond Offshore Drilling	8,600	1,001,040
†FMC Technologies	31,800	1,809,102
†Nabors Industries	22,100	746,317
Smith International	27,700	1,779,171
†TETRA Technologies	15,900	251,856
†Weatherford International	32,200	2,333,534
		12,200,661
Food Products – 1.12%
Hershey	12,800	482,176
McCormick	23,400	865,098
Wrigley (WM) Jr.	20,175	1,267,797
		2,615,071
Health Care Equipment & Supplies – 5.04%
†American Medical System Holdings	22,000	312,180
†Arthrocare	11,900	396,865
Bard (C.R.)	14,700	1,417,080
Becton Dickinson	5,300	455,005
DENTSPLY International	18,600	717,960
†Edwards Lifesciences	7,400	329,670
†Gen-Probe	12,700	612,140
†Hologic	10,100	561,560
†IDEXX Laboratories	10,800	532,008
†Integra LifeSciences Holdings	16,000	695,520
†Intuitive Surgical	4,500	1,459,575
†Masimo	14,400	374,400
†ResMed	20,200	852,036
†St. Jude Medical	38,500	1,662,815
†Varian Medical Systems	12,400	580,816
†Zimmer Holdings	9,800	763,028
		11,722,658
Health Care Providers & Services – 4.50%
CIGNA	32,300	1,310,411
†Coventry Health Care	19,950	804,983
†DaVita	11,200	534,912
†Express Scripts	24,900	1,601,568
†Health Net	22,400	689,920
†Healthways	10,600	374,604
†Humana	15,700	704,302
†Laboratory Corporation of America Holdings	15,200	1,119,936
†Lincare Holdings	26,200	736,482
McKesson	11,800	617,966
†Patterson Companies	12,800	464,640
Quest Diagnostics	18,200	823,914
†Schein (Henry)	12,100	694,540
		10,478,178
Hotels, Restaurants & Leisure – 4.93%
Boyd Gaming	8,600	172,000
†Chipotle Mexican Grill Class B	5,000	485,450
Choice Hotels International	23,500	801,585
International Game Technology	34,700	1,395,287
Marriott International Class A	40,500	1,391,580
†Melco PBL Entertainment Macau ADR	47,600	541,688
†Panera Bread Class A	10,200	427,278
Royal Caribbean Cruises	11,100	365,190
†Starbucks	26,800	469,000
Starwood Hotels & Resorts Worldwide	16,300	843,525
Tim Hortons	29,600	1,007,880
†WMS Industries	14,250	512,573
†Wynn Resorts	9,400	946,016
Yum Brands	57,100	2,124,691
		11,483,743
Household Durables – 0.79%
Centex	7,800	188,838
†Dolby Laboratories Class A	11,900	431,494
KB HOME	12,700	314,071
Lennar Class A	13,900	261,459
Pulte Homes	21,700	315,735
†Toll Brothers	13,800	324,024
		1,835,621
Household Products – 0.35%
Clorox	14,200	804,288
		804,288
Independant Power Producers & Energy Traders – 0.40%
†AES	55,100	918,517
		918,517
Industrial Conglomerates – 0.79%
†McDermott International	33,700	1,847,434
		1,847,434
Insurance – 2.02%
Aon	12,500	502,500
†Arch Capital Group	11,300	775,971
Assurant	10,300	626,858
AXIS Capital Holdings	10,800	366,984
Brown & Brown	14,400	250,272
HCC Insurance Holdings	17,700	401,613
†Markel	900	395,973
†Philadelphia Consolidated Holding	19,300	621,460
RenaissanceRe Holdings	7,000	363,370
Willis Group Holdings	11,700	393,237
		4,698,238
Internet & Catolog Retail – 0.66%
†Expedia	51,000	1,116,390
†VistaPrint	11,800	412,410
		1,528,800
Internet Software & Services – 1.14%
†Baidu.com ADR	1,700	407,371
†Digital River	16,000	495,520
†Sina	20,600	726,150
†VeriSign	30,500	1,013,820
		2,642,861
IT Services – 3.26%
†Cognizant Technology Solutions Class A	44,600	1,285,818
†DST Systems	6,600	433,884
Fidelity National Information Services	8,000	305,120
†Fiserv	10,200	490,518
Global Payments	9,600	397,056
†Iron Mountain	22,625	598,205
Paychex	50,300	1,723,278
†Perot Systems Class A	43,700	657,248
Satyam Computer Services ADR	36,600	826,794
Western Union	41,000	872,070
		7,589,991
Leisure Equipment & Products – 0.21%
Mattel	24,000	477,600
		477,600
Life Sciences Tools & Services – 3.05%
Applera - Applied Biosystems Group	15,600	512,616
†Charles River Laboratories International	19,700	1,161,118
†Covance	5,600	464,632
†Illumina	15,500	1,176,450
†Invitrogen	12,700	1,085,469
†Millipore	7,300	492,093
†Qiagen	23,100	480,480
†Techne	12,200	821,792
†Waters	16,200	902,340
		7,096,990
Machinery – 2.75%
Cummins	9,900	463,518
Donaldson	25,800	1,039,224
Graco	15,100	547,526
IDEX	21,625	663,671
ITT	13,300	689,073
Joy Global	20,400	1,329,264
PACCAR	15,100	679,500
Pall	14,000	490,980
†Terex	8,100	506,250
		6,409,006
Media – 4.45%
†Cablevision Systems Class A	14,500	310,735
†Central European Media Enterprises	5,200	443,196
†Clear Channel Outdoor Holdings Class A	50,800	965,708
†CTC Media	24,200	671,550
†Discovery Holding Class A	36,200	768,164
†DreamWorks Animation SKG Class A	14,300	368,654
†Focus Media Holding ADR	27,500	966,625
†Lamar Advertising Class A	25,800	926,994
McGraw-Hill Companies	37,500	1,385,625
Meredith	6,000	229,500
Omnicom Group	36,900	1,630,242
Shaw Communications Class B	29,600	538,128
WPP Group ADR	19,400	1,157,016
		10,362,137
Metals & Mining – 0.94%
Agnico Eagle Mines	10,400	704,184
Carpenter Technology	26,600	1,488,802
		2,192,986
Multiline Retail – 0.15%
Family Dollar Stores	17,500	341,250
		341,250
Office Electronics – 0.17%
†Zebra Technologies	11,750	391,510
		391,510
Oil, Gas & Consumable Fuels – 6.64%
Arch Coal	24,600	1,070,100
†Bill Barrett	16,200	765,450
Cabot Oil & Gas	16,900	859,196
†Compton Petroleum	46,300	513,467
Consol Energy	17,800	1,231,582
†Forest Oil	9,900	484,704
Foundation Coal Holdings	29,000	1,459,570
†Mariner Energy	21,400	578,014
Murphy Oil	24,700	2,028,857
†Newfield Exploration	13,300	702,905
†SandRidge Energy	18,700	732,105
Sunoco	15,100	792,297
†Ultra Petroleum	23,600	1,829,000
Williams Companies	57,000	1,879,860
XTO Energy	8,466	523,707
		15,450,814
Personal Products – 0.74%
Avon Products	43,400	1,716,036
		1,716,036
Pharmaceuticals – 1.44%
Allergan	30,714	1,731,962
†Elan ADR	37,400	780,164
†Sepracor	14,300	279,136
†Warner Chilcott Class A	31,300	563,400
		3,354,662
Road & Rail – 0.70%
Landstar System	31,200	1,627,392
		1,627,392
Semiconductors & Semiconductor Equipment – 6.01%
Altera	60,700	1,118,701
Analog Devices	36,200	1,068,624
†Broadcom Class A	58,650	1,130,186
†Cymer	10,200	265,608
†Fairchild Semiconductor International	24,400	290,848
†Integrated Device Technology	36,200	323,266
Intersil Class A	17,500	449,225
KLA-Tencor	7,100	263,410
†Lam Research	7,400	282,828
Linear Technology	35,100	1,077,219
†Marvell Technology Group	59,400	646,272
Maxim Integrated Products	32,100	654,519
†MEMC Electronic Materials	19,700	1,396,730
Microchip Technology	36,100	1,181,553
National Semiconductor	48,100	881,192
†ON Semiconductor	46,300	262,984
†Silicon Laboratories	18,400	580,336
†Teradyne	23,600	293,112
†Varian Semiconductor Equipment Associates	14,400	405,360
Xilinx	59,800	1,420,249
		13,992,222
Software – 5.91%
†Activision	43,988	1,201,312
†Adobe Systems	21,300	758,067
†ANSYS	13,300	459,116
†Autodesk	40,800	1,284,384
†Cadence Design Systems	19,600	209,328
†Citrix Systems	20,400	598,332
†Electronic Arts	35,200	1,757,184
FactSet Research Systems	17,750	956,193
Henry (Jack) & Associates	20,200	498,334
†Intuit	37,500	1,012,875
†McAfee	25,800	853,722
†Red Hat	98,500	1,811,415
†salesforce.com	19,500	1,128,465
†Symantec	26,000	432,120
†Synopsys	16,600	376,986
†THQ	19,150	417,470
		13,755,303
Specialty Retail – 3.66%
Advance Auto Parts	9,100	309,855
†AnnTaylor Stores	16,800	406,224
†Bed Bath & Beyond	15,000	442,500
†Dick's Sporting Goods	13,200	353,496
Men's Wearhouse	9,950	231,537
†O'Reilly Automotive	11,000	313,720
PETsMART	20,000	408,800
Ross Stores	32,400	970,704
Staples	32,500	718,575
Tiffany & Co.	29,700	1,242,648
TJX Companies	41,900	1,385,633
†Tractor Supply	8,700	343,824
†Urban Outfitters	23,500	736,725
Williams-Sonoma	27,400	664,176
		8,528,417
Textiles, Apparel & Luxury Goods – 0.53%
†Coach	40,600	1,224,090
		1,224,090
Trading Companies & Distributors – 0.77%
Fastenal	18,300	840,519
Grainger (W.W.)	12,300	939,597
		1,780,116
Wireless Telecommunciation Services – 2.52%
†American Tower Class A	43,500	1,705,635
†Crown Castle International	48,400	1,669,316
†MetroPCS Communications	32,800	557,600
†NII Holdings	14,300	454,454
†SBA Communications Class A	49,500	1,476,585
		5,863,590
Total Common Stock (Cost $196,186,641)		232,643,993

Short-Term Investment – 0.21%
Money Market Instrument – 0.21%
Dreyfus Cash Management Fund	491,032	491,032
Total Short-Term Investment (Cost $491,032)		491,032

Total Value of Securities – 100.17%
(Cost $196,677,673)		233,135,025
Liabilities Net of Receivables and Other Assets (See Notes) – (0.17%)		(390,139)
Net Assets Applicable to 19,484,654 Shares Outstanding – 100.00%		$232,744,886

†Non-income producing security for the period ended March 31, 2008.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) –  LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$197,550,061
Aggregate unrealized appreciation	54,597,900
Aggregate unrealized depreciation	(19,012,936)
Net unrealized appreciation	$ 35,584,964

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $159,780,855 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $67,784,083 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$232,480,506	$-
Level 2	-	-
Level 3	654,519	-
Total	$233,135,025	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$1,366,368	$-
Realized gain (loss)	(431,344)	-
Change in unrealized
appreciation/depreciation	581,749	-
Net purchases, sales, and settlements	(862,254)	-
Balance as of 3/31/08	$ 654,519	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$150,405

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Table of  Contents

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

March 31, 2008

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Collateralized Mortgage Obligations – 4.08%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	$ 1,194,937	$ 1,196,947
Series 2005-67 EY 5.50% 8/25/25	2,025,000	2,060,260
Series 2005-110 MB 5.50% 9/25/35	2,822,356	2,929,082
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	649,438	724,647
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	1,427,892	1,535,407
◆FHLMC Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	1,077,833	1,159,024
•Series T-60 1A4C 5.395% 3/25/44	2,533,886	2,601,473
Freddie Mac
Series 2557 WE 5.00% 1/15/18	4,000,000	4,097,307
Series 2662 MA 4.50% 10/15/31	2,235,784	2,243,266
Series 2694 QG 4.50% 1/15/29	3,885,000	3,917,734
Series 2872 GC 5.00% 11/15/29	3,005,000	3,039,199
Series 2890 PC 5.00% 7/15/30	3,780,000	3,820,063
Series 2915 KP 5.00% 11/15/29	2,920,000	2,953,373
Series 3005 ED 5.00% 7/15/25	4,085,000	4,018,365
Series 3022 MB 5.00% 12/15/28	5,770,000	5,917,725
Series 3063 PC 5.00% 2/15/29	3,900,000	4,008,620
Series 3113 QA 5.00% 11/15/25	4,437,396	4,515,868
Series 3131 MC 5.50% 4/15/33	2,580,000	2,644,614
Series 3173 PE 6.00% 4/15/35	2,715,000	2,800,958
Series 3337 PB 5.50% 7/15/30	3,000,000	3,082,288
Series 3416 GK 4.00% 7/15/22	3,939,704	3,939,704
Government National Mortgage Association
Series 2002-61 BA 4.648% 3/16/26	93,790	94,440
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,647,686
Total Agency Collateralized Mortgage Obligations (Cost $65,094,694)		66,948,050

Agency Mortgage-Backed Securities – 19.43%
Fannie Mae 6.50% 8/1/17	1,059,148	1,102,800
•Fannie Mae ARM 5.124% 11/1/35	3,041,207	3,094,689
Fannie Mae Relocation 15 yr 4.00% 9/1/20	4,524,074	4,385,399
Fannie Mae Relocation 30 yr
4.00% 3/1/35	2,772,943	2,632,691
5.00% 1/1/34	1,003,561	1,000,406
5.00% 10/1/35	2,944,543	2,933,121
5.00% 2/1/36	4,485,148	4,467,880
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/23	7,390,000	7,350,744
5.00% 4/1/23	13,500,000	13,628,669
5.50% 4/1/23	7,820,000	7,982,507
6.00% 4/1/23	20,745,000	21,351,148
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,130,248	2,160,594
5.50% 4/1/29	3,805,065	3,859,270
5.50% 9/1/36	4,886,620	4,945,348
5.50% 6/1/37	53,531,975	54,089,153
5.50% 12/1/37	1,248,275	1,261,268
6.00% 12/1/37	24,953,569	25,585,144
6.50% 6/1/36	4,104,356	4,254,631
6.50% 9/1/36	12,243,801	12,692,088
6.50% 10/1/36	4,067,189	4,216,102
6.50% 3/1/37	3,592,402	3,723,932
6.50% 7/1/37	12,067,010	12,508,415
6.50% 8/1/37	8,121,480	8,418,271
6.50% 11/1/37	12,527,581	12,985,388
6.50% 12/1/37	12,896,789	13,363,941
7.00% 12/1/37	3,936,471	4,134,896
7.50% 4/1/32	33,218	35,753
7.50% 11/1/34	60,160	64,575
Fannie Mae S.F. 30 yr TBA 5.50% 4/1/38	8,020,000	8,096,439
•Freddie Mac ARM
5.68% 7/1/36	2,421,789	2,473,776
7.021% 4/1/34	405,369	406,387
Freddie Mac Balloon 7 yr 3.50% 10/1/10	276,023	275,411
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,403,970	2,399,107
Freddie Mac S.F. 15 yr
4.00% 2/1/14	1,224,750	1,232,557
5.00% 6/1/18	2,343,019	2,378,958
Freddie Mac S.F. 30 yr 6.00% 6/1/37	6,285,696	6,453,355
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/38	38,405,000	38,026,941
Government National Mortgage Association S.F. 30 yr TBA
5.50% 4/1/38	7,315,000	7,457,869
6.00% 4/1/38	7,315,000	7,549,307
Government National Mortgage Association I S.F. 30 yr 7.00% 12/15/34	3,236,462	3,464,873
Total Agency Mortgage-Backed Securities (Cost $313,346,709)		318,443,803

Agency Obligations – 18.82%
Fannie Mae
2.50% 4/9/10	16,290,000	16,362,735
3.25% 4/9/13	3,265,000	3,264,752
3.625% 2/12/13	13,700,000	13,952,107
4.75% 11/19/12	26,745,000	28,570,132
5.00% 2/16/12	30,170,000	32,430,005
^5.329% 10/9/19	7,605,000	4,461,336
6.25% 2/1/11	2,635,000	2,836,419
Federal Home Loan Bank System
3.75% 1/8/10	65,805,000	67,533,237
4.25% 11/20/09	7,985,000	8,243,714
4.375% 9/17/10	4,610,000	4,825,010
4.50% 10/9/09	3,000,000	3,101,988
Freddie Mac
4.125% 10/18/10	3,950,000	4,109,857
4.75% 1/18/11	51,430,000	54,347,830
4.75% 3/5/12	19,715,000	21,011,320
4.75% 1/19/16	950,000	1,004,217
5.00% 12/14/18	4,415,000	4,327,786
5.125% 11/17/17	2,000,000	2,149,298
5.50% 8/23/17	12,420,000	13,724,497
5.75% 1/15/12	16,435,000	18,101,295
Tennessee Valley Authority 4.875% 1/15/48	4,200,000	4,132,229
Total Agency Obligations (Cost $302,029,744)		308,489,764

Collateralized Debt Obligation – 0.01%
@=#Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14	116,610	116,818
Total Collateralized Debt Obligation (Cost $116,610)		116,818

Commercial Mortgage-Backed Securities – 4.99%
•#Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29	100,000	112,125
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.493% 6/10/39	3,940,000	3,966,079
•Series 2006-3 A4 5.889% 7/10/44	4,805,000	4,871,701
Series 2006-4 A4 5.634% 7/10/46	4,367,000	4,351,566

Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,377,646
•Series 2007-PW16 A4 5.902% 6/11/40	4,485,000	4,454,958
•Series 2007-T28 A4 5.742% 9/11/42	4,100,000	4,046,816
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	2,141,287	2,189,147
Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,135,531
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	732,675
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	1,170,000	1,134,177
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	1,685,000	1,622,419
Series 2006-1A B 5.362% 11/15/36	1,550,000	1,499,718
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	560,000	579,440
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32	40,000	35,463
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,639,454
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-RR2 A1 5.68% 6/23/46	2,685,000	1,969,394
Series 2006-RR3 A1S 5.76% 7/18/56	7,590,000	4,976,534
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	5,900,000	5,740,389
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	3,230,000	3,251,352
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,518,931
Series 2006-LDP9 A2 5.134% 5/15/47	1,700,000	1,599,570
•#Series 2006-RR1A A1 144A 5.612% 10/18/52	6,525,000	4,751,048
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,400,203
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	598,694
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,108,836
#Series 2004-RR FX 144A 1.371% 4/28/39	335,672	11,064
Series 2007-IQ14 A4 5.692% 4/15/49	2,560,000	2,520,711
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.565% 2/15/33	595,000	546,904
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	1,491,793	1,469,416
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	2,590,000	2,571,223
Series 2006-1 B 5.588% 2/15/36	1,195,000	1,175,199
Series 2006-1 C 5.707% 2/15/36	1,900,000	1,808,819
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	4,090,000	4,033,532
Total Commercial Mortgage-Backed Securities (Cost $88,323,138)		81,800,734

Convertible Bonds – 0.45%
ION Media Networks 11.00% 7/31/13	18,443	5,210
•U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 9/20/36	4,790,000	4,802,933
•Wyeth exercise 3.581% 1/15/24 price $60.09, expiration date 1/15/24	2,510,000	2,530,005
Total Convertible Bonds (Cost $7,437,321)		7,338,148

Corporate Bonds – 19.92%
Aerospace & Defense – 0.29%
Honeywell International 5.30% 3/1/18	2,490,000	2,556,505
Lockheed Martin 4.121% 3/14/13	2,230,000	2,235,682
		4,792,187
Auto Components – 0.05%
Lear 8.75% 12/1/16	1,000,000	858,750
		858,750
Automobiles – 0.21%
•DaimlerChrysler North America 3.562% 8/3/09	3,560,000	3,505,799
		3,505,799
Beverages – 0.18%
Diageo Capital
5.20% 1/30/13	379,000	392,510
5.75% 10/23/17	2,485,000	2,549,635
		2,942,145

Biotechnology – 0.07%
#Amgen 144A 6.375% 6/1/37	1,145,000	1,089,737
		1,089,737
Capital Markets – 1.43%
AMVESCAP 4.50% 12/15/09	1,185,000	1,188,358
Bank of New York Mellon 4.50% 4/1/13	6,955,000	7,012,095
#Capmark Financial Group 144A 6.30% 5/10/17	2,210,000	1,327,056
Goldman Sachs Group
6.15% 4/1/18	4,505,000	4,506,626
6.75% 10/1/37	1,260,000	1,175,798
Jefferies Group 6.45% 6/8/27	2,832,000	2,281,241
Lazard Group 6.85% 6/15/17	1,055,000	989,568
Lehman Brothers Holdings 5.625% 1/24/13	2,715,000	2,642,708
Merrill Lynch 5.45% 2/5/13	2,400,000	2,363,738
		23,487,188
Chemicals – 0.32%
duPont (E.I.) deNemours 5.00% 1/15/13	949,000	989,196
Lubrizol 4.625% 10/1/09	1,673,000	1,679,690
Rohm & Haas 5.60% 3/15/13	2,495,000	2,574,740
		5,243,626
Commercial Banks – 2.64%
American Express Centurion Bank 5.55% 10/17/12	2,360,000	2,383,737
KFW
3.25% 2/15/11	6,105,000	6,222,124
3.25% 3/15/13	5,280,000	5,293,617
Korea Development Bank 5.30% 1/17/13	2,610,000	2,677,051
PNC Bank 6.875% 4/1/18	2,520,000	2,567,351
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	2,800,000	1,823,044
Popular North America
4.25% 4/1/08	3,495,000	3,485,676
•5.046% 4/6/09	2,027,000	1,976,467
Rentenbank 3.25% 3/15/13	3,255,000	3,279,741
Silicon Valley Bank 5.70% 6/1/12	2,150,000	2,220,002
U.S. Bank North America
4.80% 4/15/15	1,840,000	1,862,845
4.95% 10/30/14	1,205,000	1,230,006
•USB Capital IX 6.189% 4/15/49	1,230,000	913,858
Wachovia Bank 6.60% 1/15/38	1,155,000	1,073,456
Wells Fargo
4.375% 1/31/13	4,205,000	4,187,970
5.625% 12/11/17	2,105,000	2,157,126
		43,354,071
Commercial Services & Supplies – 0.64%
Allied Waste North America 7.875% 4/15/13	825,000	852,844
Aramark 8.50% 2/1/15	2,055,000	2,070,412
International Lease Finance
5.35% 3/1/12	2,316,000	2,282,585
5.875% 5/1/13	1,486,000	1,475,580
6.375% 3/25/13	3,760,000	3,761,056
		10,442,477
Computers & Peripherals – 0.10%
Hewlett-Packard 5.50% 3/1/18	1,620,000	1,662,878
		1,662,878
Consumer Finance – 0.15%
John Deere Capital 5.35% 4/3/18	2,455,000	2,455,000
		2,455,000
Diversified Financial Services – 0.96%
General Electric Capital
5.625% 9/15/17	1,772,000	1,816,523
5.875% 1/14/38	3,110,000	3,007,902
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,550,000	1,387,171
JPMorgan Chase 5.75% 1/2/13	4,003,000	4,186,137
JPMorgan Chase Capital XXV 6.80% 10/1/37	3,859,000	3,536,461
•#USB Realty 144A 6.091% 12/22/49	2,800,000	1,821,512
		15,755,706
Diversified Telecommunications Services – 1.19%
AT&T 5.50% 2/1/18	2,145,000	2,104,187
Citizens Communications 7.125% 3/15/19	1,520,000	1,337,600
France Telecom 7.75% 3/1/11	2,306,000	2,502,125
Intelsat Bermuda 11.25% 6/15/16	725,000	738,594
Lucent Technologies 6.45% 3/15/29	1,900,000	1,368,000
Telecom Italia Capital 4.00% 1/15/10	3,764,000	3,693,990
Telefonica Emisiones 5.984% 6/20/11	1,345,000	1,386,020
Verizon Communications 5.55% 2/15/16	5,145,000	5,126,811
Windstream 8.125% 8/1/13	1,215,000	1,199,813
		19,457,140
Electric Utilities – 1.43%
Carolina Power & Light 6.30% 4/1/38	990,000	1,018,763
Commonwealth Edison 6.15% 9/15/17	2,315,000	2,380,852
Duke Energy Carolinas 6.00% 1/15/38	915,000	915,153
#Illinois Power 144A 6.125% 11/15/17	1,660,000	1,644,439
Midamerican Energy 5.30% 3/15/18	1,290,000	1,291,442
Northern States Power 5.25% 3/1/18	1,670,000	1,701,585
Pacific Gas & Electric 5.625% 11/30/17	2,155,000	2,217,913
Peco Energy 5.35% 3/1/18	1,190,000	1,208,697
Pepco Holdings 6.125% 6/1/17	1,201,000	1,227,896
Potomac Electric Power 6.50% 11/15/37	1,130,000	1,106,931
#Power Contract Financing 144A 6.256% 2/1/10	2,222,644	2,281,013
Southwestern Electric Power 5.875% 3/1/18	3,005,000	2,943,065
Virginia Electric Power 5.10% 11/30/12	2,230,000	2,319,445
#West Penn Power 144A 5.95% 12/15/17	1,095,000	1,139,490
		23,396,684
Energy Equipment & Services – 0.09%
Weatherford International 7.00% 3/15/38	1,410,000	1,435,871
		1,435,871
Food & Staples Retailing – 1.01%
CVS Caremark
4.875% 9/15/14	3,032,000	3,007,116
5.75% 6/1/17	3,159,000	3,213,835
Delhaize America 9.00% 4/15/31	3,555,000	4,289,972
Kroger
4.95% 1/15/15	909,000	870,258
6.75% 4/15/12	1,996,000	2,139,031
6.90% 4/15/38	1,125,000	1,145,775
Sysco 5.25% 2/12/18	1,800,000	1,845,322
		16,511,309
Food Products – 0.14%
Kellogg 5.125% 12/3/12	2,290,000	2,370,448
		2,370,448
Gas Utilities – 0.31%
Southern Union 6.15% 8/16/08	5,001,000	5,032,156
		5,032,156
Health Care Equipment & Supplies – 0.24%
#Covidien International Finance 144A
6.00% 10/15/17	914,000	943,768
6.55% 10/15/37	2,900,000	2,973,692
		3,917,460
Health Care Providers & Services – 1.02%
HCA PIK 9.625% 11/15/16	1,525,000	1,586,000
Quest Diagnostic 5.45% 11/1/15	3,530,000	3,482,430
UnitedHealth Group
5.50% 11/15/12	4,000,000	4,064,029
6.875% 2/15/38	2,065,000	1,979,079

WellPoint
5.00% 1/15/11	3,105,000	3,135,932
5.00% 12/15/14	2,552,000	2,403,958
		16,651,428
Hotels, Restaurants & Leisure – 0.30%
McDonald's
5.35% 3/1/18	1,245,000	1,262,623
5.80% 10/15/17	2,365,000	2,487,803
MGM MIRAGE 7.50% 6/1/16	1,220,000	1,104,100
		4,854,526
Household Durables – 0.39%
Centex 4.875% 8/15/08	5,095,000	5,006,368
Philips Electronics 5.75% 3/11/18	1,305,000	1,332,175
		6,338,543
Household Products – 0.08%
Clorox 5.45% 10/15/12	1,331,000	1,371,580
		1,371,580
Independent Power Producers & Traders – 0.24%
NRG Energy 7.375% 2/1/16	2,360,000	2,318,700
PSEG Power 5.50% 12/1/15	1,680,000	1,668,994
		3,987,694
Industrial Conglomerates – 0.18%
General Electric 5.25% 12/6/17	1,125,000	1,125,559
Textron 6.50% 6/1/12	1,610,000	1,767,297
		2,892,856
Insurance – 0.66%
American International Group 5.85% 1/16/18	2,635,000	2,590,587
Berkshire Hathaway Finance 4.85% 1/15/15	2,071,000	2,161,654
Montpelier Re Holdings 6.125% 8/15/13	916,000	927,854
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	1,585,000	1,564,232
◆•#Twin Reefs Pass Through Trust 144A 3.722% 12/31/49	3,200,000	324,000
Unitrin 6.00% 5/15/17	3,227,000	3,228,458
		10,796,785
IT Services – 0.09%
Sungard Data Systems 9.125% 8/15/13	1,528,000	1,550,920
		1,550,920
Media – 0.81%
Comcast
•4.677% 7/14/09	1,627,000	1,583,717
6.30% 11/15/17	2,821,000	2,860,330
THOMSON 5.70% 10/1/14	4,067,000	4,026,855
Time Warner Cable 5.40% 7/2/12	2,652,000	2,608,112
Viacom 5.75% 4/30/11	2,106,000	2,129,903
		13,208,917
Metals & Mining – 0.01%
Newmont Gold 8.91% 1/5/09	117,154	120,668
		120,668
Office Electronics – 0.08%
Xerox 5.50% 5/15/12	1,257,000	1,268,743
		1,268,743
Oil, Gas & Consumable Fuels – 1.71%
Apache 5.25% 4/15/13	1,840,000	1,928,657
Canadian Natural Resources 6.70% 7/15/11	875,000	924,783
#Enbridge Energy Partners 144A 7.50% 4/15/38	1,845,000	1,839,668
EnCana Holdings Finance 5.80% 5/1/14	2,345,000	2,480,539
Energy Transfer Partners 7.50% 7/1/38	1,000,000	1,005,526
Enterprise Products Operating
5.60% 10/15/14	2,533,000	2,537,772
6.50% 1/31/19	2,588,000	2,584,531
Kinder Morgan Energy Partners 5.125% 11/15/14	1,839,000	1,809,543
#Lukoil International Finance 144A 6.356% 6/7/17	465,000	431,869
Marathon Oil 5.90% 3/15/18	1,941,000	1,954,733
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,720,000	2,705,784
Suncor Energy 6.50% 6/15/38	1,069,000	1,057,984
TransCanada Pipelines 6.20% 10/15/37	917,000	887,115
Transocean 6.00% 3/15/18	1,780,000	1,834,372
Valero Energy
6.125% 6/15/17	1,760,000	1,780,467
6.625% 6/15/37	1,420,000	1,361,583
XTO Energy 5.30% 6/30/15	830,000	840,723
		27,965,649
Pharmaceuticals – 0.94%
Abbott Laboratories 5.60% 11/30/17	4,395,000	4,606,637
AstraZeneca 5.90% 9/15/17	3,680,000	3,897,057
Wyeth 5.50% 2/1/14	6,743,000	6,993,112
		15,496,806
Real Estate Investment Trusts – 0.30%
iStar Financial
5.15% 3/1/12	1,511,000	1,119,066
5.875% 3/15/16	2,587,000	1,813,521
Regency Centers 5.875% 6/15/17	2,166,000	1,987,171
		4,919,758
Road & Rail – 0.76%
Burlington North Santa Fe
5.65% 5/1/17	1,990,000	1,996,201
5.75% 3/15/18	3,485,000	3,501,895
#Erac USA Finance 144A 7.35% 6/15/08	5,415,000	5,453,420
Hertz 8.875% 1/1/14	940,000	895,350
Union Pacific 5.375% 5/1/14	627,000	646,172
		12,493,038
Textiles, Apparel & Luxury Goods – 0.07%
VF 5.95% 11/1/17	1,120,000	1,131,729
		1,131,729
Thrift & Mortgage Finance – 0.19%
#Northern Rock 144A 5.625% 6/22/17	3,145,000	3,200,069
		3,200,069
Tobacco – 0.11%
UST 5.75% 3/1/18	1,870,000	1,893,121
		1,893,121
Wireless Telecommunication Services – 0.53%
AT&T Wireless 8.125% 5/1/12	6,522,000	7,305,110
MetroPCS Wireless 9.25% 11/1/14	1,510,000	1,396,750
		8,701,860
Total Corporate Bonds (Cost $332,113,971)		326,555,322

Municipal Bonds – 2.67%
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Series A-2 5.875% 6/1/47	1,820,000	1,610,627
§California State 5.00% 2/1/33-14	5,000	5,523
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,099,802
Massachusetts Bay Transportation Authority 5.00% 7/1/19	1,075,000	1,173,599
Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A
5.00% 7/15/36	1,200,000	1,208,652
Mississippi Single Family Mortgage Taxable Revenue Series G Class 3 6.93% 11/1/23
(GNMA) (FNMA)	47,832	49,564
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	2,060,000	2,020,242
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,211,329
New York Tobacco Settlement Finance Authority Revenue Series B 5.00% 6/1/10	5,330,000	5,524,972
North Texas Tollway Authority
5.50% 1/1/18	860,000	916,020
^5.97% 1/1/37 (Assured Gty)	10,760,000	2,150,278
6.00% 1/1/19	430,000	469,418
6.00% 1/1/20	2,150,000	2,329,654
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,183,005
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)	400,000	412,704
Texas Transportation Community Mobility 5.00% 4/1/19	3,385,000	3,660,302
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	2,800,000	3,064,376
5.00% 11/15/19	4,200,000	4,533,523
University of Texas Financing Authority Refunding 5.25% 8/15/18	1,075,000	1,195,938
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	690,000	714,274
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	3,710,000	3,594,100
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,602,726
Total Municipal Bonds (Cost $43,372,562)		43,730,628

Non-Agency Asset-Backed Securities – 12.35%
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12	48,380,000	47,727,600
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	3,495,000	3,506,324
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	4,605,000	4,692,527
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	3,000,000	3,010,647
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	1,200,000	1,222,863
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	255,992	245,525
•Chase Issuance Trust Series 2007-A11 A11 2.82% 7/16/12	36,500,000	35,711,166
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	8,330,000	8,028,806
•Series 2007-A6 A6 4.37% 7/12/12	56,000,000	54,825,315
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	1,650,000	1,679,317
•Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35	4,990,000	3,489,102
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	877	4
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	5,360,000	5,351,370
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	5,371,000	4,824,452
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	1,445,000	1,294,180
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	1,200,000	1,215,238
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	1,587,336	1,390,166
Mid-State Trust
Series 11 A1 4.864% 7/15/38	756,105	739,577
Series 2004-1 A 6.005% 8/15/37	454,343	461,040
Series 2005-1 A 5.745% 1/15/40	469,724	446,532
#Series 2006-1 A 144A 5.787% 10/15/40	1,691,440	1,663,172
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	2,410,000	2,334,125
Series 2006-2 AF3 5.797% 8/25/36	1,780,000	1,643,114
Series 2007-2 AF2 5.675% 6/25/37	1,565,000	1,515,188
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	2,560,564	2,220,807
•Residential Funding Mortgage Securities II Series 2006-HSA1 A2 5.19% 2/25/36	1,005,000	802,295
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,835,000	2,955,384
#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33	65,901	7
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	260,430	251,445
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	1,503,678	1,273,561
Series 2005-2XS 1A2A 4.51% 2/25/35	5,869,146	5,686,023
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	2,250,000	2,239,099
Total Non-Agency Asset-Backed Securities (Cost $208,296,814)		202,445,971

Non-Agency Collateralized Mortgage Obligations – 14.82%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.414% 1/25/36	4,041,361	3,453,214
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	1,888,909	1,783,838
Series 2004-2 1A1 6.00% 3/25/34	1,869,033	1,765,068
Series 2004-10 1CB1 6.00% 11/25/34	995,354	939,987
Series 2004-11 1CB1 6.00% 12/25/34	3,404,772	3,181,334
Series 2005-9 5A1 5.50% 10/25/20	2,743,079	2,780,797
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,818,813	1,821,655
•Series 2006-F 1A2 5.179% 7/20/36	3,381,834	3,138,356
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.30% 5/25/33	9,254	9,332
•Series 2004-L 4A1 5.151% 1/25/35	1,919,189	1,714,933
Series 2005-9 2A1 4.75% 10/25/20	4,588,138	4,563,766
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.476% 5/25/47	4,483,098	4,222,057
•Bear Stearns Alternative A Trust Series 2006-R1 2E13 5.121% 8/25/36	875,000	869,577
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	3,447,316	2,801,731
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	2,474,672	2,398,022
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	1,855,000	1,695,060
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.615% 4/25/37	4,005,751	3,188,273
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	1,355,719	1,341,315
•Series 2004-J7 1A2 4.673% 8/25/34	289,638	284,481
Series 2004-J8 1A1 7.00% 9/25/34	1,447,135	1,498,689
Series 2005-57CB 4A3 5.50% 12/25/35	3,580,838	3,429,514
•Series 2005-63 3A1 5.893% 11/25/35	3,792,580	2,605,758
Series 2005-85CB 2A2 5.50% 2/25/36	4,179,764	3,876,638
Series 2006-2CB A3 5.50% 3/25/36	3,691,879	3,534,189
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-HYB4 M 4.805% 9/20/34	1,066,986	1,018,889
Series 2005-23 A1 5.50% 11/25/35	6,260,224	6,225,010
Series 2006-1 A2 6.00% 3/25/36	2,861,903	2,852,959
Series 2006-1 A3 6.00% 3/25/36	425,110	420,593
•Series 2006-HYB3 3A1A 6.094% 5/25/36	3,632,416	2,822,637
•Series 2007-HYB2 3A1 5.461% 2/25/47	9,042,624	6,822,240
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	232,455	242,043
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	627,241	636,535
•Series 2004-AR5 4A1 5.70% 10/25/34	1,597,812	1,463,928
•Series 2007-AR2 1A1 5.854% 8/25/37	913,402	900,842
•Series 2007-AR3 2A2 6.31% 11/25/37	7,398,060	6,889,227
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	3,839,370	3,423,786
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	518,454	575,610
•Series 1999-3 A 8.00% 8/19/29	895,597	993,195
Series 2005-RP1 1A3 8.00% 1/25/35	2,252,946	2,508,227
Series 2005-RP1 1A4 8.50% 1/25/35	1,942,361	2,219,437
Series 2006-RP1 1A3 8.00% 1/25/36	1,254,934	1,400,678
Series 2006-RP1 1A4 8.50% 1/25/36	867,253	948,827
GSR Mortgage Loan Trust
•Series 2005-AR6 3A1 4.56% 9/25/35	15,038,152	15,017,418
Series 2006-1F 5A2 6.00% 2/25/36	1,259,627	1,265,137
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	3,987,469	3,637,547
Series 2005-A4 1A1 5.40% 7/25/35	2,278,812	2,043,902
Series 2005-A6 1A2 5.138% 9/25/35	4,865,000	4,266,649
Series 2006-A2 3A3 5.675% 4/25/36	3,729,000	3,331,862
Series 2007-A1 B1 4.815% 7/25/35	445,743	420,270
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	2,458,681	2,420,478
Series 2006-1 1A3 5.50% 2/25/36	1,355,739	1,313,002
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.79% 12/25/33	415,752	431,929
Series 2005-6 7A1 5.335% 6/25/35	1,388,839	1,247,338
Series 2006-2 4A1 4.988% 2/25/36	2,281,211	2,094,232
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33	263,306	261,825
Series 2003-6 3A1 8.00% 9/25/33	287,974	303,336
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	1,692,773	1,698,063
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	1,998,865	2,220,249
Series 2005-2 1A4 8.00% 5/25/35	2,412,859	2,540,443
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 4.489% 2/25/35	683,169	624,058
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	1,187,695	1,111,178
•Residential Funding Mortgage Securities I
Series 2006-SA2 3A2 5.86% 8/25/36	609,646	553,639
Series 2006-SA3 3A1 6.038% 9/25/36	3,618,016	3,402,912
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	1,646,116	1,485,022
Series 2005-22 4A2 5.374% 12/25/35	193,883	168,664
Series 2006-5 5A4 5.536% 6/25/36	813,239	703,180
•Structured Asset Securities
Series 2002-22H 1A 6.938% 11/25/32	314,365	306,279
Series 2005-6 B2 5.344% 5/25/35	812,818	556,628
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	2,806,826	2,845,420
Series 2006-5 2CB3 6.00% 7/25/36	3,612,086	3,535,954
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	3,423,141	3,335,872
Series 2004-CB3 4A 6.00% 10/25/19	2,164,219	2,212,914
•Series 2006-AR8 1A5 5.884% 8/25/46	707,390	659,983
•Series 2006-AR8 2A3 6.131% 8/25/36	484,574	441,670
•Series 2006-AR10 1A1 5.939% 9/25/36	4,497,787	4,316,030
•Series 2006-AR14 1A4 5.648% 11/25/36	3,584,018	3,398,846
•Series 2007-HY1 1A1 5.714% 2/25/37	7,268,091	6,887,892
•Series 2007-HY3 4A1 5.349% 3/25/37	15,345,688	14,484,409
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 6.13% 9/25/34	699,792	699,765
Series 2005-7 A2 5.25% 9/25/35	2,594,065	2,339,187
Series 2005-11 1A3 5.50% 11/25/35	2,569,287	2,567,681
Series 2005-18 1A1 5.50% 1/25/36	3,033,758	2,986,355
•Series 2005-AR16 6A4 5.00% 10/25/35	5,015,495	4,731,958
Series 2006-4 2A3 5.75% 4/25/36	1,829,257	1,871,953
Series 2006-7 2A1 6.00% 6/25/36	6,908,872	6,939,099
•Series 2006-AR6 7A1 5.111% 3/25/36	7,799,996	6,937,268
•Series 2006-AR10 5A1 5.597% 7/25/36	3,449,762	3,297,064
•Series 2006-AR11 A7 5.517% 8/25/36	3,927,026	3,530,266
•Series 2006-AR12 1A2 6.023% 9/25/36	1,978,588	1,928,178
•Series 2006-AR12 2A2 6.10% 9/25/36	1,704,664	1,659,733
•Series 2006-AR19 A1 5.643% 12/25/36	3,471,372	3,117,792
Series 2007-8 2A6 6.00% 7/25/37	1,132,066	1,059,067
Series 2007-13 A7 6.00% 9/25/37	4,423,764	4,376,762
Total Non-Agency Collateralized Mortgage Obligations (Cost $256,134,249)		242,848,605

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development Canada 2.625% 3/15/11	2,090,000	2,111,579
Total Sovereign Agency (Cost $2,081,327)		2,111,579

Sovereign Debt – 0.99%
Mexico – 0.47%
Mexican Government 5.625% 1/15/17	7,412,000	7,808,542
		7,808,542
Russia – 0.52%
Russia Government 7.50% 3/31/30	4,083,750	4,709,315
#Russia Government 144A 7.50% 3/31/30	3,268,980	3,773,711
		8,483,026
Total Sovereign Debt (Cost $16,186,648)		16,291,568

Supranational Banks – 0.52%
European Investment Bank
2.875% 3/15/13	5,210,000	5,167,643
3.25% 2/15/11	3,205,000	3,278,096
Total Supranational Banks (Cost $8,395,970)		8,445,739

U.S. Treasury Obligations – 2.79%
U.S. Treasury Bonds 5.00% 5/15/37	51,000	57,068
U.S. Treasury Inflation Index Notes
3.00% 7/15/12	6,086,049	6,823,033
3.875% 1/15/09	2,309,932	2,394,210
U.S. Treasury Notes 2.50% 3/31/13	32,605,000	32,663,591
^U.S. Treasury Strip 4.51% 11/15/13	4,365,000	3,762,386
Total U.S. Treasury Obligations (Cost $44,804,600)		45,700,288
	Number of
	Shares
Convertible Preferred Stock – 0.12%
•Citigroup Funding 4.973% exercise price $29.50, expiration date 9/27/08	84,600	1,952,753
Total Convertible Preferred Stock (Cost $2,680,283)		1,952,753

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0
Total Warrant (Cost $370,046)		0
	Principal
	Amount (U.S.$)
≠Discounted Commercial Paper – 1.08%
Yale University
2.407% 5/1/08	$ 4,500,000	4,491,000
2.458% 5/6/08	13,250,000	13,218,439
Total Discounted Commercial Paper (Cost $17,709,439)		17,709,439

•Floating Rate Notes – 3.31%
Lloyds TSB Bank 2.74% 4/1/08	29,270,000	29,270,000
Natixis 2.84% 4/1/08	25,000,000	25,000,000
Total Floating Rate Notes (Cost $54,270,000)		54,270,000

Total Value of Securities – 106.48%
(Cost $1,762,764,125)		1,745,199,209
Liabilities Net of Receivables and Other Assets (See Notes) – (6.48%)z		(106,228,799)
Net Assets Applicable to 127,951,808 Shares Outstanding – 100.00%		$1,638,970,410

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $116,818, which represented 0.01% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2008, the aggregate amount of fair valued securities was $116,818, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $91,649,115, which represented 5.59% of the Fund’s net assets. See Note 5 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
†Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $174,401,132 represents payable for securities purchased and $56,138,702 represents receivable for securities sold as of March 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
Assured Gty – Assured Guaranty
CBO – Collateralized Bond Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by the Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following financial futures contracts were outstanding at March 31, 2008:

Financial Futures Contract[1]

Contract	Notional	Notional	Unrealized
to Buy (Sell)	Cost	Value	Expiration Date	Appreciation
2,052 U.S. Treasury 5 year Notes	$229,909,227	$234,408,938	6/30/08	$4,499,711

Written Options[2]

Number of	Notional	Exercise			Unrealized
Contracts	Value	Price	Expiration Date	Description	Appreciation
(525)	$52,500,000	$120.50	4/25/08	U.S. Treasury 10 yr Future	$211,444
(619)	61,900,000	121.50	4/25/08	U.S. Treasury 10 yr Future	55,865
(439)	43,900,000	116.00	4/25/08	U.S. Treasury 10 yr Future	73,916
(251)	25,100,000	121.50	5/23/08	U.S. Treasury 10 yr Future	85,402
					$426,627

The use of financial futures contracts and written options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,762,950,942
Aggregate unrealized appreciation	22,454,080
Aggregate unrealized depreciation	(40,205,813)
Net unrealized depreciation	$ (17,751,733)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $1,953,218 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $248,321 expires in 2008 and $1,704,897 expires in 2009.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$-	$-
Level 2	1,714,958,141	4,926,338
Level 3	30,241,068	-
Total	$1,745,199,209	$4,926,338

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$26,054,718	$-
Net realized gain (loss)	3,181	-
Net change in unrealized
appreciation/depreciation	(2,776,094)	-
Net purchases, sales, and settlements	4,955,060	-
Net transfers in and/or out of Level 3	2,004,203	-
Balance as of 3/31/08	$30,241,068	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(2,769,661)	$-

3. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Unrealized gains (losses) are included in liabilities net of receivables and other assets on the schedule of investments.

4. Options Written
During the period ended March 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended March 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$ -
Options written	1,834	1,326,253
Options terminated in closing purchase transactions	-	-
Options outstanding at March 31, 2008	1,834	$1,326,253

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Section 4(2), Rule 144A and Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

March 31, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.62%
Aerospace & Defense – 2.06%
Empresa Brasileira de Aeronautica ADR (Brazil)	171,785	$6,787,225
Lockheed Martin	30,080	2,986,944
		9,774,169
Air Freight & Logistics – 2.48%
Robinson (C.H.) Worldwide	86,970	4,731,168
United Parcel Service Class B	96,470	7,044,239
		11,775,407
Automobiles – 0.81%
Bayerische Motoren Werke (Germany)	69,212	3,827,675
		3,827,675
Beverages – 4.99%
Coca-Cola	42,350	2,577,845
InBev (Belgium)	239,742	21,091,168
		23,669,013
Biotechnology – 4.04%
†Amgen	2,470	103,197
†Celgene	150,930	9,250,500
†Genentech	75,455	6,125,437
†Genzyme	49,045	3,655,814
		19,134,948
Capital Markets – 2.13%
Goldman Sachs Group	20,980	3,469,882
Nomura Holdings (Japan)	221,000	3,301,814
T. Rowe Price Group	66,015	3,300,750
		10,072,446
Chemicals – 7.90%
Bayer (Germany)	71,559	5,737,432
K+S (Germany)	25,981	8,545,610
Monsanto	64,270	7,166,105
Potash Corporation of Saskatchewan (Canada)	49,475	7,679,015
Praxair	26,335	2,218,197
Syngenta (Switzerland)	20,884	6,118,236
		37,464,595
Communications Equipment – 7.50%
†Cisco Systems	593,355	14,293,921
Corning	453,570	10,903,822
†Research in Motion (Canada)	92,185	10,345,923
		35,543,666
Computers & Peripherals – 3.74%
†Apple	43,451	6,235,219
†Dell	124,500	2,480,040
Hewlett-Packard	197,805	9,031,776
		17,747,035
Consumer Finance – 0.45%
American Express	48,975	2,141,187
		2,141,187
Diversified Financial Services – 2.13%
CME Group	8,685	4,074,134
JPMorgan Chase	140,525	6,035,548
		10,109,682
Electrical Equipment – 1.31%
Emerson Electric	121,030	6,228,204
		6,228,204
Electronic Equipment & Instruments – 0.56%
Keyence (Japan)	11,500	2,642,935
		2,642,935
Food & Staples Retailing – 5.32%
CVS Caremark	508,285	20,590,625
Tesco (United Kingdom)	613,641	4,618,628
		25,209,253
Health Care Providers & Services – 3.20%
†Coventry Health Care	174,825	7,054,189
UnitedHealth Group	235,905	8,105,696
		15,159,885
Hotels, Restaurants & Leisure – 1.70%
†Crown (Australia)	649,078	6,228,861
†Las Vegas Sands	24,710	1,819,644
		8,048,505
Household Durables – 1.60%
Sharp (Japan)	240,000	4,076,606
Sony (Japan)	88,260	3,513,407
		7,590,013
Household Products – 1.44%
Procter & Gamble	97,660	6,843,036
		6,843,036
Independant Power Producers & Energy Traders – 3.73%
†AES	618,970	10,318,230
†NRG Energy	188,535	7,350,980
		17,669,210
Industrial Conglomerates – 1.79%
Siemens (Germany)	77,848	8,501,202
		8,501,202
Insurance – 1.61%
†Berkshire Hathaway Class B	1,705	7,626,295
		7,626,295
Internet Software & Services – 1.74%
†Google Class A	18,700	8,236,789
		8,236,789
IT Services – 1.38%
Automatic Data Processing	72,978	3,093,537
Western Union	161,580	3,436,807
		6,530,344
Leisure Equipment & Products – 0.82%
Mattel	196,215	3,904,679
		3,904,679
Machinery – 1.69%
Danaher	62,830	4,776,965
Ingersoll-Rand Class A (Bermuda)	72,995	3,254,117
		8,031,082
Media – 1.65%
News Class A	418,290	7,842,939
		7,842,939
Multiline Retail – 1.15%
Nordstrom	167,030	5,445,178
		5,445,178
Oil, Gas & Consumable Fuels – 7.85%
Exxon Mobil	165,750	14,019,135
Hess	181,870	16,037,296
Occidental Petroleum	64,635	4,729,343
Petroleo Brasileiro ADR (Brazil)	23,545	2,404,180
		37,189,954
Paper & Forest Products – 1.57%
Weyerhaeuser	114,115	7,422,040
		7,422,040
Personal Products – 0.46%
Avon Products	55,470	2,193,284
		2,193,284
Pharmaceuticals – 3.78%
†Forest Laboratories	67,635	2,706,076
Merck	160,955	6,108,242
Roche Holding (Switzerland)	48,363	9,100,015
		17,914,333
Road & Rail – 0.40%
Canadian National Railway (Canada)	38,975	1,883,272
		1,883,272
Semiconductors & Semiconductor Equipment – 3.35%
†Cypress Semiconductor	115,735	2,732,503
KLA-Tencor	171,600	6,366,360
†Marvell Technology Group (Bermuda)	368,400	4,008,192
Texas Instruments	97,325	2,751,378
		15,858,433
Software – 5.95%
†Amdocs (United Kingdom)	122,885	3,485,019
†Electronic Arts	97,255	4,854,970
Microsoft	502,565	14,262,794
†Oracle	286,600	5,605,896
		28,208,679
Specialty Retail – 1.65%
Esprit Holdings (Hong Kong)	152,220	1,826,519
Staples	270,417	5,978,920
		7,805,439
Tobacco – 1.68%
Altria Group	109,425	2,429,235
†Philip Morris International	109,425	5,534,717
		7,963,952
Transportation Infrastructure – 0.51%
China Merchants Holdings International (Hong Kong)	508,000	2,411,480
		2,411,480
Wireless Telecommunciation Services – 2.50%
America Movil ADR (Mexico)	64,220	4,090,172
†Crown Castle International	225,045	7,761,802
		11,851,974
Total Common Stock (Cost $449,107,097)		467,472,212
	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.55%
Federal Home Loan Bank 1.50% 4/1/08	$2,600,000	2,600,000
Total Discount Note (Cost $2,600,000)		2,600,000
Total Value of Securities – 99.17%
(Cost $451,707,097)		470,072,212
Receivables and Other Assets Net of Liabilities (See Notes) – 0.83%		3,935,116
Net Assets Applicable to 21,942,430 Shares Outstanding – 100.00%		$474,007,328
†Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
CHF – Swiss Francs
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts[1]

			Unrealized
			Appreciation
Contracts to Deliver	In Exchange For	Settlement Date	(Depreciation)
CHF (473,333)	USD 475,760	4/1/08	$ (766)
GBP (870,000)	USD 1,758,753	5/14/08	37,958
GBP (250,000)	USD 513,300	5/2/08	18,309
HKD (3,880,412)	USD 498,639	4/1/08	118
JPY (94,420,886	USD 950,293	4/01/08	3,528
JPY (47,583,497)	USD 478,015	4/02/08	892
			$60,039

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) –  LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$455,006,402
Aggregate unrealized appreciation	49,494,924
Aggregate unrealized depreciation	(34,429,114)
Net unrealized appreciation	$ 15,065,810

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $164,944,796 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,075,715 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$467,472,212	$ -
Level 2	2,600,000	60,039
Level 3	-	-
Total	$470,072,212	$60,039

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At March 31, 2008, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP FI Equity–Income Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.24%
Aerospace & Defense – 2.18%
Lockheed Martin	51,200	$5,084,160
Raytheon	110,200	7,120,022
		12,204,182
Airlines – 0.41%
Southwest Airlines	183,100	2,270,440
		2,270,440
Biotechnology – 1.32%
†Biogen Idec	119,600	7,378,124
		7,378,124
Capital Markets – 1.96%
Bank of New York Mellon	262,900	10,970,817
		10,970,817
Chemicals – 3.02%
Albemarle	100,600	3,673,912
Celanese Series A	147,300	5,752,065
CF Industries Holdings	31,100	3,222,582
†Mosaic	41,000	4,206,600
		16,855,159
Commercial Banks – 6.71%
PNC Financial Services Group	121,300	7,953,641
Regions Financial	251,067	4,958,573
SunTrust Banks	143,400	7,907,076
Wells Fargo	470,700	13,697,370
Whitney Holding	120,100	2,977,279
		37,493,939
Commercial Services & Supplies – 0.57%
Manpower	56,300	3,167,438
		3,167,438
Computers & Peripherals – 3.00%
†Apple	41,500	5,955,250
Hewlett-Packard	237,000	10,821,420
		16,776,670
Construction & Engineering – 0.10%
†Shaw Group	12,000	565,680
		565,680
Diversified Financial Services – 8.12%
Bank of America	532,500	20,187,075
Citigroup	436,620	9,352,400
Discover Financial Services	217,200	3,555,564
†Interactive Brokers Group	128,700	3,303,729
JPMorgan Chase	208,600	8,959,370
		45,358,138
Diversified Telecommunications Services – 5.76%
AT&T	711,600	27,254,280
Embarq	123,500	4,952,350
		32,206,630
Electric Utilities – 4.47%
Edison International	151,100	7,406,922
FirstEnergy	99,360	6,818,083
†Mirant	61,200	2,227,068
PPL	186,200	8,550,304
		25,002,377
Electronic Equipment & Instruments – 0.52%
†Avnet	89,100	2,916,243
		2,916,243
Energy Equipment & Services – 3.41%
ENSCO International	77,300	4,840,526
†National Oilwell Varco	90,400	5,277,552
†Transocean	65,929	8,913,601
		19,031,679
Food & Staples Retailing – 3.93%
CVS Caremark	131,300	5,318,963
†Great Atlantic & Pacific Tea	164,300	4,307,946
Kroger	236,800	6,014,720
Safeway	214,800	6,304,380
		21,946,009
Gas Utilities – 0.50%
Energen	45,200	2,815,960
		2,815,960
Health Care Equipment & Supplies – 0.62%
Baxter International	59,900	3,463,418
		3,463,418
Health Care Providers & Services – 2.67%
McKesson	98,200	5,142,734
†Medco Health Solutions	125,400	5,491,266
†WellPoint	97,600	4,307,088
		14,941,088
Hotels, Restaurants & Leisure – 1.76%
McDonald's	113,500	6,329,895
Royal Caribbean Cruises	105,800	3,480,820
		9,810,715
Household Durables – 0.42%
D.R. Horton	147,100	2,316,825
		2,316,825
Household Products – 1.77%
†Energizer Holdings	46,313	4,190,400
Procter & Gamble	81,500	5,710,705
		9,901,105
Industrial Conglomerates – 3.92%
General Electric	591,430	21,888,824
		21,888,824
Insurance – 6.36%
ACE	144,000	7,928,640
American International Group	116,158	5,023,834
†Berkshire Hathaway Class B	1,670	7,469,743
Chubb	86,900	4,299,812
National Financial Partners	134,300	3,017,721
PartnerRe	55,300	4,219,390
Principal Financial Group	64,300	3,582,796
		35,541,936
Life Sciences Tools & Services – 0.91%
†Thermo Fisher Scientific	89,200	5,070,128
		5,070,128
Machinery – 2.01%
†AGCO	93,100	5,574,828
Deere & Co.	70,300	5,654,932
		11,229,760
Media – 2.26%
†Liberty Media Entertainment Class A	253,000	5,727,920
Time Warner	490,300	6,874,006
		12,601,926
Metals & Mining – 1.37%
Nucor	113,000	7,654,620
		7,654,620
Multi-Utilities – 1.55%
CMS Energy	247,993	3,357,825
Public Service Enterprise Group	132,100	5,309,099
		8,666,924
Oil, Gas & Consumable Fuels – 13.10%
Chevron	102,300	8,732,328
ConocoPhillips	245,700	18,724,797
Exxon Mobil	359,100	30,372,679
†Mariner Energy	87,900	2,374,179
†Southwestern Energy	105,600	3,557,664
Tesoro	55,752	1,672,560
Valero Energy	118,600	5,824,446
Western Refining	145,900	1,965,273
		73,223,926
Pharmaceuticals – 1.64%
Pfizer	439,100	9,190,363
		9,190,363
Real Estate Investment Trusts – 0.84%
Annaly Capital Management	307,400	4,709,368
		4,709,368
Road & Rail – 1.89%
Norfolk Southern	93,000	5,051,760
Union Pacific	44,000	5,516,720
		10,568,480
Specialty Retail – 1.37%
Advance Auto Parts	73,800	2,512,890
Staples	232,000	5,129,520
		7,642,410
Textiles, Apparel & Luxury Goods – 1.07%
NIKE Class B	44,800	3,046,400
Polo Ralph Lauren	50,000	2,914,500
		5,960,900
Thrift & Mortgage Finance – 3.56%
Astoria Financial	94,400	2,563,904
Downey Financial	159,272	2,927,419
Fannie Mae	335,200	8,822,464
People's United Financial	322,500	5,582,475
		19,896,262
Tobacco – 3.50%
Altria Group	268,900	5,969,580
†Philip Morris International	268,900	13,600,962
		19,570,542
Wireless Telecommunications Services – 0.67%
†NII Holdings	117,300	3,727,794
		3,727,794
Total Common Stock (Cost $533,945,548)		554,536,799
Total Value of Securities – 99.24%
(Cost $533,945,548)		554,536,799
Receivables and Other Assets Net of Liabilities (See Notes) – 0.76%		4,247,556
Net Assets Applicable to 37,639,619 Shares Outstanding – 100.00%		$558,784,355

†Non-income producing security for the period ended March 31, 2008.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP FI Equity-Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$555,073,405
Aggregate unrealized appreciation	46,613,426
Aggregate unrealized depreciation	(47,150,032)
Net unrealized depreciation	$ (536,606)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$554,536,799	$-
Level 2	-	-
Level 3	-	-
Total	$554,536,799	$-

Schedule of Investments (Unaudited)

LVIP UBS Global Asset Allocation Fund

March 31, 2008
		Number of	Value
		Shares	(U.S.$)
Common Stock – 64.94%❖
Aerospace & Defense – 0.59%
Boeing		3,800	$282,606
Cobham (United Kingdom)		113,170	448,745
General Dynamics		2,500	208,425
Precision Castparts		3,400	347,072
United Technologies		8,400	578,088
			1,864,936
Air Freight & Logistics – 0.83%
FedEx		23,900	2,214,813
TNT (Netherlands)		11,654	432,799
			2,647,612
Airlines – 0.44%
Qantas Airways (Australia)		156,712	562,882
Southwest Airlines		68,100	844,440
			1,407,322
Auto Components – 1.24%
Borg Warner		41,800	1,798,654
Johnson Controls		63,500	2,146,300
			3,944,954
Automobiles – 1.09%
Daimler (Germany)		15,399	1,318,020
Harley-Davidson		14,000	525,000
Honda Motor (Japan)		22,700	647,563
Toyota Motor (Japan)		19,900	991,707
			3,482,290
Beverages – 0.47%
Asahi Breweries (Japan)		22,500	463,627
†Constellation Brands Class A		48,100	849,927
PepsiCo		2,600	187,720
			1,501,274
Biotechnology – 1.12%
†Cephalon		7,900	508,760
†Genentech		4,000	324,720
†Genzyme		36,500	2,720,710
			3,554,190
Building Products – 0.63%
Masco		100,600	1,994,898
			1,994,898
Capital Markets – 2.45%
Bank of New York Mellon		51,200	2,136,576
BlackRock		600	122,508
Credit Suisse Group (Switzerland)		24,240	1,233,597
Goldman Sachs Group		700	115,773
Morgan Stanley		70,700	3,230,990
Nomura Holdings (Japan)		34,000	507,971
State Street		2,800	221,200
T. Rowe Price Group		4,600	230,000
			7,798,615
Chemicals – 0.63%
Givaudan (Switzerland)		95	93,967
Monsanto		2,700	301,050
Nitto Denko (Japan)		11,000	464,354
Praxair		8,600	724,378
Shin-Etsu Chemical (Japan)		8,400	433,771
			2,017,520
Commercial Banks – 5.32%
Alpha Bank (Greece)		17,455	578,534
Banco Santander (Spain)		74,328	1,480,476
Bank of Ireland (Ireland)		62,683	929,950
Bank of Yokohama (Japan)		70,000	475,183
Barclays (United Kingdom)		146,949	1,321,106
City National		9,000	445,140
Duetsche Postbank (Germany)		3,688	353,030
Fifth Third Bancorp		70,600	1,476,952
Intesa Sanpaolo (Italy)		121,694	857,591
National Australia Bank (Australia)		19,112	526,642
National Bank of Greece (Greece)		5,258	277,343
Standard Chartered (United Kingdom)		20,411	697,947
Sumitomo Mitsui Financial Group (Japan)		91	598,576
Sumitomo Trust & Banking (Japan)		68,000	467,743
SunTrust Banks		21,300	1,174,482
Toronto-Dominion Bank (Canada)		14,400	885,323
UniCredito Italiano (Italy)		96,498	645,764
Wells Fargo		128,500	3,739,349
			16,931,131
Commercial Services & Supplies – 0.14%
Adecco (Switzerland)		3,695	213,338
Experian Group (Ireland)		32,071	233,270
			446,608
Communications Equipment – 0.83%
†Cisco Systems		30,800	741,972
Nokia (Finland)		20,209	639,193
QUALCOMM		15,300	627,300
†Research in Motion (Canada)		5,600	628,488
			2,636,953
Computers & Peripherals – 0.73%
†Apple		5,200	746,200
†Lexmark International Class A		13,400	411,648
†Network Appliance		58,500	1,172,925
			2,330,773
Construction & Engineering – 0.07%
Balfour Beatty (United Kingdom)		23,959	223,956
			223,956
Construction Materials – 0.28%
CRH (Ireland)		23,566	895,637
			895,637
Consumer Finance – 0.46%
American Express		4,100	179,252
Discover Financial Services		79,050	1,294,049
			1,473,301
Diversified Consumer Services – 0.03%
†ITT Educational Services		2,200	101,046
			101,046
Diversified Financial Services – 1.08%
Citigroup		160,700	3,442,194
†Contifinancial Liquidating Trust		168,500	2,949
			3,445,143
Diversified Telecommunications Services – 1.31%
AT&T		35,000	1,340,500
France Telecom (France)		48,611	1,634,194
Singapore Telecommunications (Singapore)		253,000	718,787
Telekom Austria (Austria)		22,702	469,022
†USA Mobility		4	29
			4,162,532
Electric Utilities – 2.13%
American Electric Power		28,300	1,178,129
E.ON (Germany)		4,855	905,725
Exelon		45,600	3,705,912
Pepco Holdings		22,100	546,312
Scottish & Southern Energy (United Kingdom)		16,307	454,375
			6,790,453
Electronic Equipment & Instruments – 0.11%
Hoya (Japan)		15,000	351,950
			351,950
Energy Equipment & Services – 2.10%
Baker Hughes		26,700	1,828,950
ENSCO International		8,500	532,270
Halliburton		74,600	2,934,018
Schlumberger		6,900	600,300
†Technip (France)		3,631	282,701
†Weatherford International		6,800	492,796
			6,671,035
Food & Staples Retailing – 1.04%
Metro (Germany)		10,801	870,431
Sysco		52,600	1,526,452
Tesco (United Kingdom)		119,875	902,251
			3,299,134
Food Products – 1.17%
Associated British Foods (United Kingdom)		54,418	945,522
†Aurora Foods		708	6
Cadbury Schweppes (United Kingdom)		41,920	460,481
Campbell Soup		4,400	149,380
Nestle (Switzerland)		4,352	2,174,248
			3,729,637
Gas Utilities – 0.08%
Tokyo Gas (Japan)		60,000	242,455
			242,455
Health Care Equipment & Supplies – 1.68%
Alcon		2,500	355,625
Baxter International		8,000	462,560
Becton, Dickinson		5,100	437,835
Covidien		3,800	168,150
Medtronic		39,600	1,915,451
Straumann Holding (Switzerland)		1,241	354,197
Stryker		6,400	416,320
Synthes (Switzerland)		3,741	523,130
†Zimmer Holdings		9,000	700,740
			5,334,008
Health Care Providers & Services – 1.22%
†DaVita		11,200	534,912
†Express Scripts		4,400	283,008
†Laboratory Corp. of America Holdings		8,300	611,544
†Medco Health Solutions		40,900	1,791,011
UnitedHealth Group		19,700	676,892
			3,897,367
Hotels, Restaurants & Leisure – 1.68%
Carnival		46,300	1,874,224
Carnival (United Kingdom)		9,515	378,047
International Game Technology		16,500	663,465
Royal Caribbean Cruises		22,400	736,960
†Starbucks		14,100	246,750
Starwood Hotels & Resorts Worldwide		13,600	703,800
†Wynn Resorts		7,400	744,736
			5,347,982
Household Durables – 0.46%
Fortune Brands		20,900	1,452,550
			1,452,550
Household Products – 0.08%
Procter & Gamble		3,700	259,259
			259,259
Industrial Conglomerates – 1.89%
General Electric		122,700	4,541,127
†McDermott International		6,400	350,848
Siemens (Germany)		10,370	1,132,431
			6,024,406
Insurance – 3.12%
AFLAC		33,300	2,162,835
Allianz (Germany)		5,027	997,953
AXA (France)		20,385	739,672
Hartford Financial Services Group		19,800	1,500,246
Irish Life & Permanent (Ireland)		13,949	272,554
Manulife Financial (Canada)		14,600	558,825
=Mitsui Sumitomo Insurance (Japan)		47,000	474,571
Principal Financial Group		36,300	2,022,636
Prudential (United Kingdom)		50,391	665,540
QBE Insurance Group (Australia)		26,921	546,465
			9,941,297

Internet & Catalog Retail – 0.13%
†Amazon.com		5,900	420,670

			420,670
Internet Software & Services – 0.30%
†eBay		6,800	202,912
†Google Class A		1,700	748,799
			951,711
IT Services – 0.60%
Automatic Data Processing		5,500	233,145
Mastercard Class A		4,600	1,025,754
†Visa Class A		10,200	636,072
			1,894,971
Life Sciences Tools & Services – 0.28%
†Millipore		13,000	876,330
			876,330
Machinery – 2.28%
Illinois Tool Works		53,000	2,556,191
Komatsu (Japan)		30,000	831,745
MAN (Germany)		4,522	603,439
Manitowoc		4,300	175,440
PACCAR		41,050	1,847,250
Pall		17,400	610,218
Sandvik (Sweden)		36,400	632,317
			7,256,600
Marine – 0.17%
Mitsui OSK Lines (Japan)		46,000	555,800
			555,800
Media – 2.91%
British Sky Broadcasting (United Kingdom)		81,127	895,991
Comcast Class A		148,900	2,879,725
†Interpublic Group		147,700	1,242,157
News Class A		73,200	1,372,500
Omnicom Group		25,000	1,104,500
†R.H. Donnelley		30,248	153,055
Reed Elsevier (Netherlands)		23,999	457,562
†Viacom Class B		29,400	1,164,828
			9,270,318
Metals & Mining – 0.55%
ArcelorMittal (Luxembourg)		14,259	1,167,558
Freeport-McMoRan Copper & Gold Class B		2,200	211,684
Rio Tinto (United Kingdom)		3,438	357,119
			1,736,361
Multi-Utilities & Unregulated Power – 0.99%
NiSource		33,800	582,712
Sempra Energy		26,800	1,427,904
Suez (France)		17,245	1,131,443
			3,142,059
Office Electronics – 0.31%
Canon (Japan)		21,700	998,726
			998,726
Oil, Gas & Consumable Fuels – 3.82%
Apache		1,900	229,558
BP (United Kingdom)		204,785	2,080,852
Chevron		11,500	981,640
Consol Energy		3,600	249,084
EOG Resources		9,200	1,104,000
Marathon Oil		32,100	1,463,760
Peabody Energy		43,100	2,198,100
Range Resources		3,500	222,075
†Southwestern Energy		7,400	249,306
Total (France)		31,504	2,338,958
TransCanada (Canada)		17,500	674,257
XTO Energy		5,925	366,521
			12,158,111
Pharmaceuticals – 5.03%
Abbott Laboratories		2,600	143,390
Allergan		50,300	2,836,417
Johnson & Johnson		39,600	2,568,852
Merck		50,000	1,897,500
Novartis (Switzerland)		33,794	1,731,717
Roche Holding (Switzerland)		12,116	2,279,755
Schering-Plough		59,800	861,718
Wyeth		88,500	3,695,760
			16,015,109
Real Estate Management & Development – 0.36%
†CB Richard Ellis Group Class A		4,900	106,036
Mitsui Fudosan (Japan)		13,000	257,966
Sun Hung Kai Properties (Hong Kong)		51,000	795,416
			1,159,418
Road & Rail – 1.68%
Burlington Northern Santa Fe		38,500	3,550,470
Canadian National Railway (Canada)		14,100	683,641
Ryder System		18,200	1,108,562
			5,342,673
Semiconductors & Semiconductor Equipment – 3.09%
Analog Devices		68,400	2,019,168
†ASML Holding (Netherlands)		38,271	941,081
Intel		207,200	4,388,495
Linear Technology		31,200	957,528
STMicrolectronics (France)		22,189	236,041
Xilinx		54,400	1,292,000
			9,834,313
Software – 2.34%
†Intuit		33,300	899,433
Microsoft		122,100	3,465,197
SAP (Germany)		18,110	897,507
†Symantec		130,706	2,172,334
			7,434,471
Specialty Retail – 0.74%
Abercrombie & Fitch Class A		2,800	204,792
†Chico's FAS		40,600	288,666
Esprit Holdings (Hong Kong)		49,100	589,162
Fast Retailing (Japan)		2,700	237,972
†J Crew Group		9,700	428,449
Kingfisher (United Kingdom)		117,149	306,659
Yamada Denki (Japan)		3,550	306,126
			2,361,826
Textiles, Apparel & Luxury Goods – 0.22%
†Coach		23,000	693,450
			693,450
Thrift & Mortgage Finance – 0.30%
Freddie Mac		38,000	962,160
			962,160
Tobacco – 0.31%
Japan Tobacco (Japan)		197	985,691
			985,691
Trading Company & Distributors – 0.48%
Mitsubishi (Japan)		29,400	887,336
Wolseley (United Kingdom)		60,493	635,688
			1,523,024
Wireless Telecommunication Services – 1.55%
†American Tower Class A		3,900	152,919
KDDI (Japan)		44	268,685
NTT DoCoMo (Japan)		448	678,311
Sprint Nextel		251,024	1,679,351
Vodafone Group (United Kingdom)		724,178	2,168,740
			4,948,006
Total Common Stock (Cost $196,081,847)			206,724,022

Preferred Stock – 0.19%
Henkel KGAA (Germany) 6.92%		12,845	592,993
US Airways Series A		8	0
World Access Series D		8	0
Total Preferred Stock (Cost $661,919)			592,993

¤Affiliated Investment Companies – 6.03%
UBS Emerging Markets Equity Relationship Fund		91,575	3,225,978
UBS High Yield Relationship Fund		759,018	15,967,908
Total Affiliated Investment Companies (Cost $16,520,414)			19,193,886

		Principal
		Amount¡

Agency Collateralized Mortgage Obligations – 0.32%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41		118	127
Fannie Mae S.F. 30 yr TBA 5.00% 4/1/38		610,000	601,040
GNMA S.F. 30 yr TBA 5.00% 3/1/38		410,000	410,593
Total Agency Collateralized Mortgage Obligations (Cost $989,080)			1,011,760

Agency Mortgage-Backed Securities – 5.20%
Fannie Mae
6.00% 11/1/36		1,119,468	1,136,599
7.00% 1/1/34		54,436	57,068
Fannie Mae Grantor Trust Series 2002-T19 A1 6.50% 7/25/42		350,647	373,574
Fannie Mae S.F. 15 yr
5.50% 11/1/16		336,751	345,654
5.50% 3/1/20		584,139	599,571
5.50% 9/1/21		375,912	384,783
Fannie Mae S.F. 20 yr
5.50% 12/1/23		337,621	343,870
5.50% 4/1/24		562,995	572,989
Fannie Mae S.F. 30 yr
5.00% 3/1/36		418,639	414,959
5.00% 8/1/36		1,179,996	1,169,623
5.50% 7/1/33		1,050,430	1,063,826
5.50% 3/1/37		708,900	716,279
5.50% 4/1/37		763,907	771,858
5.50% 4/1/37		752,407	760,238
6.00% 1/1/33		710,934	736,821
6.50% 1/1/36		1,225,933	1,282,075
6.50% 12/1/37		726,530	753,081
6.50% 2/1/38		749,352	772,301
•Fannie Whole Loan Series 2004-W1 3A 6.334% 1/25/43		280,046	282,873
•Freddie Mac ARM 5.195% 5/1/37		610,273	621,113
Freddie Mac S.F. 15 yr
5.50% 12/1/18		243,876	250,126
5.50% 5/1/20		602,452	616,059
Freddie Mac S.F. 20 yr 5.50% 5/1/23		714,913	729,357
Freddie Mac S.F. 30 yr
5.50% 3/1/37		1,255,961	1,269,466
6.50% 11/1/28		510,087	534,055
Total Agency Mortgage-Backed Securities (Cost $16,290,172)			16,558,218

Agency Obligations – 2.36%
Fannie Mae
2.50% 4/9/10		1,390,000	1,396,206
2.75% 4/11/11		775,000	775,089
3.625% 2/12/13		690,000	702,697
5.25% 8/1/12		390,000	409,369
5.625% 7/15/37		320,000	357,732
6.07% 5/12/16		460,000	461,771
Freddie Mac
2.375% 5/28/10		445,000	445,477
2.875% 4/30/10		295,000	298,446
3.25% 2/25/11		1,375,000	1,396,035
3.50% 5/29/13		690,000	695,389
5.75% 9/15/10	EUR	350,000	571,759
Total Agency Obligations (Cost $7,348,261)			7,509,970

Collateralized Debt Obligation – 0.13%
#G-Force CDO Series 2006-1A A3 144A 5.60% 9/27/46		475,000	413,027
Total Collateralized Debt Obligation (Cost $468,220)			413,027

Commercial Mortgage-Backed Securities – 2.60%
Bank of America Commercial Mortgage
•Series 2006-2 B 5.965% 5/10/45		100,000	74,703
Series 2006-5 B 5.463% 9/10/47		150,000	107,454
Series 2006-6 A4 5.356% 10/10/45		325,000	317,996
•Series 2007-4 A4 5.936% 2/10/51		400,000	397,740
•Bear Stearns Commercial Mortgage Securities Series 2007-PW16 A4 5.902% 6/11/40		375,000	372,488
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49		375,000	367,683
•Credit Suisse Mortgage Capital Certificates
Series 2006-C2 A3 5.847% 3/15/39		375,000	376,773
Series 2006-C3 B 6.021% 6/15/38		100,000	74,778
•GE Capital Commercial Mortgage Series 2006-C1 A4 5.518% 3/10/44		475,000	469,789
•Goldman Sachs Mortgage Securities II
#Series 2006-CC1 A 144A 5.369% 3/21/46		708,012	484,868
#Series 2006-RR2 A1 144A 5.68% 6/23/46		725,000	531,773
Series 2007-GG10 C 5.993% 8/10/45		100,000	68,663
•Greenwich Capital Commercial Funding Series 2006-GG7 A4 6.112% 7/10/38		350,000	357,256
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.345% 12/15/44		1,000,000	996,956
Series 2006-LDP8 A3B 5.447% 5/15/45		650,000	613,596
Series 2006-LDP8 A4 5.399% 5/15/45		475,000	465,217
•Series 2006-LDP8 B 5.52% 5/15/45		125,000	89,008
•Merrill Lynch Mortgage Trust
Series 2005-LC1 A4 5.291% 1/12/44		575,000	572,699
Series 2007-C1 B 6.023% 6/12/50		100,000	68,838
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 B 5.525% 7/12/46		100,000	70,443
•Series 2007-8 C 6.156% 8/12/49		100,000	69,321
Series 2007-9 A4 5.70% 9/12/49		625,000	615,388
•Morgan Stanley Dean Witter Capital I Series 2000-LIFE A2 7.57% 11/15/36		255,532	263,174
•Wachovia Bank Commercial Mortgage Trust Series 2006-C23 A4 5.418% 1/15/45		450,000	444,600
Total Commercial Mortgage-Backed Securities (Cost $8,814,839)			8,271,204

Corporate Bonds – 4.55%
Automobiles – 0.12%
DaimlerChrysler 4.05% 6/4/08		395,000	395,163
			395,163
Beverages – 0.02%
#SABMiller 144A (United Kingdom) 6.50% 7/1/16		70,000	76,007
			76,007
Capital Markets – 0.32%
Bear Stearns 7.25% 2/1/18		240,000	248,449
Goldman Sachs Group 6.75% 10/1/37		70,000	65,322
Lehman Brothers 6.75% 12/28/17		280,000	269,639
Morgan Stanley 6.625% 4/1/18		165,000	165,357
Morgan Stanley Dean Witter 6.75% 4/15/11		240,000	251,742
			1,000,509
Chemicals – 0.04%
ICI Wilmington 4.375% 12/1/08		125,000	125,668
			125,668
Commercial Banks – 0.90%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	32,209
Bank of Scotland (United Kingdom) 9.375% 5/15/21	GBP	100,000	217,667
Bank One 7.875% 8/1/10		90,000	96,226
Credit Suisse New York 6.00% 2/15/18		155,000	154,915
Depfa ACS Bank (Ireland) 0.75% 9/22/08	JPY	40,000,000	400,730
Lloyds TSB Group (United Kingdom) 6.625% 3/30/15	GBP	160,000	321,641
Rabobank (Netherlands)
1.05% 1/22/10	JPY	35,000,000	352,330
4.125% 4/4/12	EUR	260,000	407,698
Royal Bank Scotland (United Kingdom)
9.118% 3/31/49	GBP	40,000	40,371
9.625% 6/22/15	GBP	130,000	297,978
Sanpaolo Imi (Italy) 6.375% 5/15/03	EUR	80,000	129,094
Wells Fargo 6.375% 8/1/11		175,000	186,402
Wells Fargo Bank 5.95% 8/26/36		250,000	246,507
			2,883,768
Consumer Finance – 0.51%
Ford Motor Credit 5.80% 1/12/09		1,070,000	1,019,559
GMAC 6.875% 9/15/11		185,000	141,693

HSBC Finance 6.75% 5/15/11		125,000	129,766
International Lease Finance 3.50% 4/1/09		325,000	320,198
			1,611,216
Diversified Financial Services – 0.70%
Bank of America 5.42% 3/15/17		300,000	298,091
Citigroup
5.50% 11/18/15	GBP	195,000	351,927
5.625% 8/27/12		160,000	158,568
6.125% 11/21/17		235,000	235,076
6.875% 3/5/38		115,000	115,282
GE Capital European Funding (Ireland) 4.625% 8/23/10	EUR	90,000	142,649
General Electric Capital
5.625% 9/15/17		75,000	76,884
5.875% 1/14/38		240,000	232,121
6.00% 6/15/12		400,000	426,876
JPMorgan Chase 6.75% 2/1/11		75,000	79,687
JPMorgan Chase Capital XXV 6.80% 10/1/37		105,000	96,224
			2,213,385
Diversified Telecommunications Services – 0.18%
AT&T 6.50% 9/1/37		90,000	89,316
AT&T Wireless Services 8.75% 3/1/31		55,000	66,931
Bellsouth 6.55% 6/15/34		45,000	44,341
Telecom Italia Capital (Luxembourg) 5.25% 11/15/13		290,000	271,295
Verizon New York 6.875% 4/1/12		105,000	110,525
			582,408
Electric Utilities – 0.08%
E.ON International Finance (Netherlands) 5.125% 10/2/12	EUR	90,000	144,630
Pacific Gas & Electric 6.05% 3/1/34		60,000	59,010
PPL Capital Funding Trust I 4.33% 3/1/09		50,000	50,285
			253,925
Food & Staples Retailing – 0.04%
CVS Caremark 5.75% 6/1/17		130,000	132,257
			132,257
Health Care Providers & Services – 0.03%
UnitedHealth Group 6.875% 2/15/38		105,000	100,631
			100,631
Household Durables – 0.06%
Fortune Brands 5.375% 1/15/16		200,000	189,301
			189,301
Independent Power Producers & Energy Traders – 0.08%
Exelon Generation 5.35% 1/15/14		95,000	92,893
PSEG Power 6.95% 6/1/12		160,000	171,310
			264,203
Industrial Conglomerates – 0.02%
General Electric 5.25% 12/6/17		70,000	70,035
			70,035
Insurance – 0.09%
Hartford Financial Services Group 6.30% 3/15/18		175,000	175,653
Metlife 5.00% 11/24/13		100,000	104,832
			280,485
IT Services – 0.02%
Computer Sciences 3.50% 4/15/08		50,000	49,989
			49,989
Media – 0.19%
Comcast 6.30% 11/15/17		205,000	207,858
Comcast Cable Communications 6.75% 1/30/11		140,000	145,646
Time Warner 6.875% 5/1/12		240,000	247,980
			601,484
Multi-Utilities & Unregulated Power – 0.06%
Dominion Resources 5.95% 6/15/35		110,000	104,215
Midamerican Energy Holdings 5.95% 5/15/37		100,000	93,983
			198,198
Oil, Gas & Consumable Fuels – 0.25%
Anadarko Petroleum 5.95% 9/15/16		35,000	36,255
Canadian Natural Resources (Canada) 6.75% 2/1/39		195,000	199,643
Kinder Morgan Energy Partners
5.125% 11/15/14		110,000	108,238
5.80% 3/15/35		175,000	148,482
Transocean (Cayman Islands) 6.80% 3/15/38		115,000	117,859
Valero Energy 6.625% 6/15/37		200,000	191,772
			802,249
Paper & Forest Products – 0.05%
Weyerhaeuser 6.75% 3/15/12		155,000	163,112
			163,112
Pharmaceuticals – 0.27%
Abbott Laboratories 5.60% 11/30/17		340,000	356,372
Allergan 5.75% 4/1/16		175,000	180,595
AstraZeneca (United Kingdom) 6.45% 9/15/37		60,000	64,599
Bristol-Myers Squibb 5.875% 11/15/36		130,000	126,139
Schering-Plough 6.55% 9/15/37		50,000	48,305
Teva Pharmaceuticals 5.55% 2/1/16		75,000	75,633
			851,643
Real Estate Investment Trusts – 0.04%
Prologis 5.625% 11/15/15		135,000	123,409
			123,409
Road & Rail – 0.04%
#Erac USA Finance 144A
7.00% 10/15/37		80,000	65,946
8.00% 1/15/11		50,000	53,373
			119,319
Thrift & Mortgage Finance – 0.35%
•Countrywide Financial
3.196% 4/30/08		25,000	24,859
3.345% 5/5/08		75,000	74,515
Countrywide Home Loans 3.25% 5/21/08		335,000	328,545
Residential Capital
•3.49% 6/9/08		160,000	127,200
7.625% 11/21/08		185,000	128,575
7.875% 6/30/10		280,000	142,100
Washington Mutual 5.50% 1/15/13		365,000	290,464
			1,116,258
Wireless Telecommunication Services – 0.09%
Sprint Capital 6.875% 11/15/28		215,000	160,552
Vodafone Group (United Kingdom) 3.625% 11/29/12	EUR	90,000	133,764
			294,316
Total Corporate Bonds (Cost $14,793,803)			14,498,938

Foreign Agencies – 0.52%
Germany – 0.52%
KFW (Germany)
4.75% 12/7/10	GBP	210,000	418,694
5.00% 7/4/11	EUR	330,000	539,359
Rentenbank (Germany)
0.65% 9/30/08	JPY	40,000,000	400,683
6.00% 9/15/09	AUD	320,000	286,728
Total Foreign Agencies (Cost $1,461,624)			1,645,464

Non-Agency Asset-Backed Securities – 1.75%
•American Home Mortgage Investment Trust Series 2006-3 4A 2.789% 11/25/35		102,939	77,665
•Bear Stearns ARM Trust Series 2005-1 4A1 5.353% 3/25/35		354,185	317,316
•Citibank Credit Card Issuance Trust
Series 2002-A8 A8 2.931% 11/7/11		250,000	247,110
Series 2003-A9 A9 3.15% 11/22/10		250,000	248,830
•#Countrywide Asset-Backed Certificates Series 2004-SD1 A1 144A 2.939% 6/25/33		12,891	11,078
Credit Suisse Mortgage Capital Certificates Series 2006-4 8A1 7.00% 5/25/36		305,596	285,333
•DaimlerChrysler Auto Trust Series 2007-A A2B 3.319% 3/8/11		385,000	383,584
•=#Fielstone Mortgage Investment Series 2006-S1 A 144A 2.819% 1/25/37		147,145	41,201
•First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FFB A2 2.729% 12/25/26		91,207	51,119
GSR Mortgage Loan Trust Series 2005-4F 3A1 6.50% 4/25/20		247,371	251,664
Home Equity Mortgage Trust
•Series 2006-3 A1 5.472% 9/25/36		81,202	57,610
Series 2006-5 A1 5.50% 1/25/37		230,765	136,976
•Series 2006-6 2A1 2.699% 3/25/37		81,874	28,807
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-2 4A 5.795% 5/25/36		1,084,078	967,638
•Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-A A1 3.699% 10/25/27		77,692	32,194
•Merrill Lynch Mortgage Investors Series 2006-SL1 A 2.779% 9/25/36		40,909	28,391
•Morgan Stanley Mortgage Loan Trust Series 2006-14SL A1 2.759% 11/25/36		121,458	62,856
•=Nomura Asset Acceptance Series 2006-S4 A1 2.769% 8/25/36		124,058	52,105
•#Paragon Mortgages Series 7A B1A 144A (United Kingdom) 3.815% 5/15/43		170,000	169,228
#Pinnacle Capital Asset Trust Series 2006-A B 144A 5.51% 9/25/09		350,000	351,232
•#Providian Master Note Trust Series 2005 A1A A 144A 2.776% 7/16/12		775,000	771,367
•SACO I Series 2006-5 2A1 2.749% 5/25/36		152,215	54,227
•#Washington Mutual Master Note Trust Series 2007-A5A A5 144A 3.466% 10/15/14		175,000	165,562
•◆Washington Mutual Mortgage Pass Through Certificates Series 2007-HY1 1A1 5.714% 2/25/37		409,045	387,648
•Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4 A1 6.005% 8/25/37		405,125	383,184
Total Non-Agency Asset-Backed Securities (Cost $6,293,233)			5,563,925

Non-Agency Collateralized Mortgage Obligations – 1.77%
•Bank of America Series 2007-C 1A4 5.76% 5/20/36		975,000	754,488
•First Horizon Asset Securities Series 2007-AR2 1A1 5.854% 8/25/37		639,381	630,590
•Indymac Index Mortgage Loan Trust Series 2005-AR27 3A3 5.571% 12/25/35		1,075,000	812,867
•JPMorgan Alternative Loan Trust Series 2006-A4 A7 6.30% 9/25/36		700,000	525,901
Lehman XS Trust Series 2005-8 2A3 6.00% 12/25/35		1,000,000	837,658
Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4 6.00% 6/25/36		283,540	251,534
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 1/25/46		625,000	552,762
•◆Washington Mutual Mortgage Pass Through Certificates eries 2002-AR17 1A 5.526% 11/25/42		215,448	204,544
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-10 A19 6.00% 8/25/36		451,805	422,103
Series 2007-11 B1 6.00% 8/25/37		996,081	647,453
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,897,341)			5,639,900

Sovereign Agency – 0.07%
Development Bank of Japan 1.70% 9/20/22	JPY	22,000,000	214,856
Total Sovereign Agency (Cost $178,954)			214,856

Sovereign Debt – 3.40%
Austria – 0.20%
Republic of Austria 5.25% 1/4/11	EUR	390,000	640,579
			640,579
Canada – 0.12%
Government of Canada 5.25% 6/1/12	CAD	350,000	372,367
			372,367
France – 0.35%
French Treasury Notes 3.50% 7/12/09	EUR	465,000	731,672
Government of France 5.50% 4/25/29	EUR	210,000	369,773
			1,101,445
Germany – 0.18%
Deutschland Republic 3.50% 10/10/08	EUR	360,000	566,748
			566,748
Italy – 0.99%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	825,000	1,116,099
4.25% 8/1/13	EUR	260,000	416,099
5.25% 8/1/11	EUR	410,000	674,261
6.50% 11/1/27	EUR	495,000	944,514
			3,150,973
Japan – 0.23%
Japan Government Bond
5 yr 0.60% 12/20/08	JPY	12,000,000	120,281
30 yr 2.30% 6/20/35	JPY	17,000,000	168,523
CPI Inflation Linked Bond 1.00% 6/10/16	JPY	43,540,000	432,819
			721,623
Netherlands – 0.20%
Netherlands Government 4.00% 1/15/37	EUR	445,000	630,808
			630,808
Poland – 0.28%
Poland Government
5.25% 10/25/17	PLN	1,480,000	632,092
5.75% 9/23/22	PLN	610,000	268,506
			900,598
Spain – 0.60%
Spain Government
5.15% 7/30/09	EUR	830,000	1,332,572
5.75% 7/30/32	EUR	330,000	596,471
			1,929,043
Sweden – 0.09%
Kingdom of Sweden 6.75% 5/5/14	SEK	1,510,000	293,403
			293,403
United Kingdom – 0.16%
U.K. Treasury
4.25% 12/7/27	GBP	45,000	85,650
5.75% 12/7/09	GBP	215,000	440,064
			525,714
Total Sovereign Debt (Cost $9,914,499)			10,833,301

Supranational Banks – 0.36%
European Investment Bank
5.375% 10/15/12	EUR	320,000	535,471
5.75% 9/15/09	AUD	180,000	160,949
6.25% 4/15/14	GBP	210,000	451,251
Total Supranational Banks (Cost $1,048,698)			1,147,671

U.S. Treasury Obligations – 3.01%
U.S. Treasury Bonds
4.75% 2/15/37		495,000	532,551
8.125% 8/15/19		305,000	424,975
U.S. Treasury Inflation Index Notes
1.75% 1/15/28		428,179	424,599
2.375% 4/15/11		1,711,918	1,839,778
U.S. Treasury Notes
3.25% 12/31/09		2,160,000	2,220,245
3.625% 12/31/12		1,650,000	1,739,075
4.625% 2/15/17		2,195,000	2,411,585
Total U.S. Treasury Obligations (Cost $9,493,026)			9,592,808
		Number of
		Shares
Warrants – 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
†#Startec Global Communications 144A, exercise price $24.20, expiration date 5/15/08		40	0
†US Airways, exercise price $10.00, expiration date 1/1/10		8	0
Total Warrants (Cost $2,429)			0

Total Value of Securities – 97.20%
(Cost $297,258,359)			309,411,943
Receivables and Other Assets Net of Liabilities (See Notes) – 2.80%∆			8,900,204
Net Assets Applicable to 21,343,425 Shares Outstanding – 100.00%			$318,312,147

·Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

   AUD – Australian Dollar
   CAD – Canadian Dollar
   CHF – Swiss Francs
   EUR – European Monetary Unit
   GBP – British Pounds Sterling
   JPY – Japanese Yen
   PLN – Polish Zlotych
   SEK – Swedish Krona
   SGD – Singapore Dollar
   USD – United States Dollar

❖Securities have been classified by type of business.
†Non-income producing security for the period ended March 31, 2008.
    =Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2008 the aggregate amount of fair valued securities was $567,877, which represented 0.18% of the Fund’s net assets. See Note 1 in "Notes."
     #Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $3,134,662, which represented 0.98% of the Fund’s net assets. See Note 5 in "Notes."
     •Variable rate security. The rate shown is the rate as of March 31, 2008.
 ◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∆Includes $4,278,625 cash pledged as collateral for futures contracts.
 ¤Considered an affiliated company. See Note 2 in "Notes." Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Gains	Value
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/08
UBS Emerging Markets
Equity Relationship Fund	$ 3,693,340	$ -	$-	$-	$ 3,225,978
UBS High Yield
Relationship Fund	9,570,009	6,700,000	-	-	15,967,908
	$13,263,349				$19,193,886

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDO – Collateralized Debt Obligation
CPI – Consumer Price Index
GNMA – Government National Mortgage Association
S.F. – Single Family
TBA –To be announced
yr – Year
The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts[1]
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Depreciation)
AUD (1,270,000)	USD 1,093,788	5/29/08	$(57,709)
CAD (3,420,000)	USD 3,468,736	5/29/08	141,091
CHF 12,175,000	USD (11,155,908)	5/29/08	1,102,511
EUR (21,265,000)	USD 31,618,353	5/29/08	(1,858,232)
GBP (8,240,000)	USD 16,740,009	5/29/08	462,900
JPY 2,675,816,350	USD (25,229,828)	5/29/08	1,695,130
SEK 105,020,000	USD (16,669,841)	5/29/08	941,698
SGD 5,860,000	USD (4,096,899)	5/29/08	172,350
			$2,599,739

Financial Futures Contracts[1]
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
24 Amsterdam Index	$ 3,179,702	$ 3,347,385	4/18/08	$167,683
(13) DAX Index Futures	(3,350,320)	(3,383,145)	6/20/08	(32,825)
49 New Financial Times Stock
Exchange 100 Index	5,601,981	5,551,254	6/20/08	(50,727)
(25) NIKKEI 225 Index	(3,084,599)	(3,130,953)	6/13/08	(46,354)
46 S&P 500 Future	14,691,986	15,226,000	6/20/08	534,014
(10) S&P/Toronto Stock Exchange
60 Index	(1,585,667)	(1,531,028)	6/20/08	54,639
(7) SPI 200 Index	(825,689)	(863,043)	6/20/08	(37,354)
(117) U.S. Treasury 5 yr Notes	(13,165,977)	(13,365,422)	6/30/08	(199,445)
				$389,631

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements.  The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 4 in “Notes.”
______________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP UBS Global Asset Allocation Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date.  Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes.  Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Taxable non-cash dividends are recorded as dividend income.  Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$297,708,294
Aggregate unrealized appreciation	30,796,292
Aggregate unrealized depreciation	(19,092,643)
Net unrealized appreciation	$ 11,703,649

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$235,626,182	$ -
Level 2	69,297,567	2,989,370
Level 3	4,488,194	-
Total	$309,411,943	$2,989,370

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	In Securities	Derivatives
Balance as of 12/31/2007	$4,213,201	$-
Realized gain (loss)	(17,429)	-
Change in unrealized
appreciation/depreciation	(504,452)	-
Net purchases, sales, and settlements	443,146	-
Net transfers in and/or out of Level 3	353,728	-
Balance as of 3/31/08	$4,488,194	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 3/31/08	$(1,291,345)	$-

4. Supplemental Financial Instrument Information
Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  Unrealized gains (losses) are included in receivables and other assets net of liabilities on the schedule of investments.

Financial Futures Contracts – The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell an underlying instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Unrealized gains (losses) are included in receivables and other assets net of liabilities on the schedule of investments.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.  As of March 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.92%
Aerospace & Defense – 5.37%
Boeing	164,400	$12,226,428
DRS Technologies	245,500	14,307,740
Goodrich	257,800	14,826,078
Northrop Grumman	166,600	12,963,146
†Spirit Aerosystems Holdings Class A	472,200	10,473,396
United Technologies	330,900	22,772,538
		87,569,326
Beverages – 1.72%
PepsiCo	388,500	28,049,700
		28,049,700
Biotechnology – 3.53%
†Amgen	319,900	13,365,422
†Genentech	200,000	16,236,000
†Gilead Sciences	424,500	21,874,485
†Vertex Pharmaceuticals	258,400	6,173,176
		57,649,083
Capital Markets – 2.49%
Bank of New York Mellon	411,500	17,171,895
†Blackstone Group	367,000	5,827,960
Morgan Stanley	385,400	17,612,780
		40,612,635
Chemicals – 3.29%
Cytec Industries	130,000	7,000,500
Dow Chemical	441,900	16,284,015
duPont (E.I.) deNemours	386,300	18,063,388
Lubrizol	222,400	12,345,424
		53,693,327
Commercial Banks – 1.03%
U.S. Bancorp	519,400	16,807,784
		16,807,784
Commercial Services & Supplies – 0.92%
Republic Services	332,200	9,713,528
Robert Half International	205,800	5,297,292
		15,010,820
Communications Equipment – 4.21%
†Cisco Systems	1,246,300	30,023,367
Corning	832,400	20,010,896
QUALCOMM	456,900	18,732,900
		68,767,163
Computers & Peripherals – 5.36%
†Apple	157,600	22,615,600
†EMC	1,139,100	16,334,694
Hewlett-Packard	521,500	23,811,690
International Business Machines	214,200	24,662,988
		87,424,972
Construction & Engineering – 0.58%
Fluor	67,100	9,471,836
		9,471,836
Consumer Finance – 0.78%
Capital One Financial	259,200	12,757,824
		12,757,824
Diversified Consumer Services – 0.34%
DeVry	134,200	5,614,928
		5,614,928
Diversified Financial Services – 3.95%
Bank of America	739,800	28,045,818
Citigroup	434,000	9,296,280
JPMorgan Chase	631,100	27,105,745
		64,447,843
Diversified Telecommunications Services – 2.63%
AT&T	287,400	11,007,420
Embarq	125,400	5,028,540
Qwest Communications International	1,119,200	5,069,976
Verizon Communications	598,500	21,815,325
		42,921,261
Electric Utilities – 2.70%
Exelon	169,700	13,791,519
FirstEnergy	181,200	12,433,944
PPL	387,300	17,784,816
		44,010,279
Electrical Equipment – 0.51%
Roper Industries	140,700	8,363,208
		8,363,208
Energy Equipment & Services – 3.95%
Halliburton	373,200	14,677,956
†Nabors Industries	512,200	17,296,994
†National Oilwell Varco	197,100	11,506,698
Schlumberger	241,800	21,036,600
		64,518,248
Food & Staples Retailing – 1.30%
CVS Caremark	522,400	21,162,424
		21,162,424
Health Care Equipment & Supplies – 2.31%
†Gen-Probe	193,500	9,326,700
†Hologic	184,800	10,274,880
Medtronic	374,400	18,109,728
		37,711,308
Health Care Providers & Services – 1.71%
†Express Scripts	283,700	18,247,584
UnitedHealth Group	281,800	9,682,648
		27,930,232
Hotels, Restaurants & Leisure – 2.94%
Burger King Holdings	597,900	16,537,914
Marriott International Class A	327,200	11,242,592
McDonald's	362,900	20,238,933
		48,019,439
Household Durables – 1.27%
Fortune Brands	165,600	11,509,200
†Jarden	420,900	9,150,366
		20,659,566
Household Products – 2.13%
Procter & Gamble	496,600	34,796,762
		34,796,762
Industrial Conglomerates – 2.57%
General Electric	685,100	25,355,551
Textron	298,400	16,537,328
		41,892,879
Insurance – 4.67%
AFLAC	211,800	13,756,410
American International Group	457,700	19,795,525
Berkley (W.R.)	339,700	9,406,293
Everest Re Group	86,400	7,735,392
Hanover Insurance Group	198,600	8,170,404
Prudential Financial	220,500	17,254,125
		76,118,149
Internet Software & Services – 1.21%
†Google Class A	44,900	19,777,103
		19,777,103
IT Services – 0.99%
Accenture Class A	309,100	10,871,047
†Visa Class A	85,200	5,313,072
		16,184,119
Machinery – 2.70%
Caterpillar	290,200	22,719,758
Deere & Co.	266,100	21,405,084
		44,124,842
Media – 2.29%
Comcast Class A	643,000	12,435,620
Disney (Walt)	440,300	13,816,614
†Viacom Class B	280,700	11,121,334
		37,373,568
Multiline Retail – 0.74%
Macy's	523,800	12,078,828
		12,078,828
Multi-Utilities – 0.37%
Sempra Energy	112,700	6,004,656
		6,004,656
Oil, Gas & Consumable Fuels – 9.50%
Apache	111,000	13,411,020
Chevron	184,800	15,774,528
ConocoPhillips	385,200	29,356,092
EOG Resources	70,900	8,508,000
Exxon Mobil	491,900	41,604,902
Marathon Oil	334,600	15,257,760
Occidental Petroleum	231,900	16,968,123
St. Mary Land & Exploration	366,000	14,091,000
		154,971,425
Pharmaceuticals – 5.33%
Johnson & Johnson	598,300	38,811,721
Merck	545,600	20,705,520
Pfizer	465,600	9,745,008
Wyeth	421,900	17,618,544
		86,880,793
Real Estate Investment Trusts – 0.76%
Host Hotels & Resorts	347,800	5,536,976
Simon Property Group	73,600	6,838,176
		12,375,152
Road & Rail – 0.97%
Norfolk Southern	291,600	15,839,712
		15,839,712
Semiconductors & Semiconductor Equipment – 2.97%
Applied Materials	611,400	11,928,414
Intel	1,073,400	22,734,612
Texas Instruments	488,400	13,807,068
		48,470,094
Software – 3.29%
Microsoft	1,492,900	42,368,502
†Nuance Communications	279,600	4,867,836
†Oracle	325,700	6,370,692
		53,607,030
Specialty Retail – 1.72%
Abercrombie & Fitch Class A	194,800	14,247,672
Best Buy	334,200	13,855,932
		28,103,604
Textiles, Apparel & Luxury Goods – 1.82%
†Coach	286,500	8,637,975
NIKE Class B	159,300	10,832,400
Phillips-Van Heusen	269,700	10,227,024
		29,697,399
Thrift & Mortgage Finance – 0.33%
Washington Mutual	526,500	5,422,950
		5,422,950
Tobacco – 0.49%
Altria Group	109,500	2,430,900
†Philip Morris International	109,500	5,538,510
		7,969,410
Wireless Telecommunication Services – 0.18%
†MetroPCS Communications	171,400	2,913,800
		2,913,800
Total Common Stock (Cost $1,228,259,817)		1,597,775,481
	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper – 2.46%
Lloyds TSB Bank 2.74% 4/1/08	$10,070,000	10,070,000
Natixis 2.81% 4/1/08	15,000,000	15,000,000
Nordea North America 2.49% 4/1/08	15,000,000	15,000,000
Total Discounted Commercial Paper (Cost $40,070,000)		40,070,000

Total Value of Securities – 100.38%
(Cost $1,268,329,817)		1,637,845,481
Liabilities Net of Receivables and Other Assets (See Notes) – (0.38%)		(6,117,185)
Net Assets Applicable to 48,940,949 Shares Outstanding – 100.00%		$1,631,728,296

  †Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,275,170,896
Aggregate unrealized appreciation	448,867,418
Aggregate unrealized depreciation	(86,192,833)
Net unrealized appreciation	$ 362,674,585

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $4,288,704 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$1,597,775,481	$-
Level 2	40,070,000	-
Level 3	-	-
Total	$1,637,845,481	$-

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

March 31, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock– 99.01%∆
Australia – 9.87%
Amcor	1,751,278	$11,444,151
Foster's Group	4,187,816	19,596,567
National Australia Bank	832,187	22,931,406
Telstra	7,545,962	30,345,180
Wesfarmers	305,405	11,162,205
		95,479,509
Belgium – 2.15%
Fortis	828,142	20,834,481
†Fortis - Strip	340,580	5,375
		20,839,856
Finland – 1.13%
UPM-Kymmene	617,744	10,968,585
		10,968,585
France – 13.20%
Carrefour	242,272	18,686,808
Cie de Saint-Gobain	190,227	15,507,152
France Telecom	643,216	21,623,500
Renault	204,242	22,597,096
Societe Generale	157,408	15,408,066
†Societe Generale - New	39,352	3,785,559
†Suez Strip	63,068	995
Total	404,692	30,045,643
		127,654,819
Germany – 5.16%
Deutsche Telekom	1,034,431	17,306,010
RWE	263,768	32,571,706
		49,877,716
Hong Kong – 2.98%
Hong Kong Electric Holdings	2,385,500	15,062,896
Wharf Holdings	2,921,875	13,757,552
		28,820,448
Italy – 4.65%
Intesa Sanpaolo	4,152,309	29,261,776
UniCredito Italiano	2,353,938	15,752,534
		45,014,310
Japan – 17.65%
Astellas Pharma	390,600	15,117,974
Canon	596,700	27,462,670
Kao	803,000	22,746,157
KDDI	1,894	11,565,684
Millea Holdings	503,700	18,586,337
Nitto Denko	270,300	11,410,435
Seven & I Holdings	596,200	14,945,348
Takeda Pharmaceutical	440,200	22,025,442
Toyota Motor	341,100	16,998,561
West Japan Railway	2,263	9,938,772
		170,797,380
Netherlands – 4.26%
ING Groep CVA	625,246	23,407,507
Reed Elsevier	931,503	17,759,910
		41,167,417
New Zealand – 0.86%
Telecom New Zealand	2,831,234	8,332,339
		8,332,339
Singapore – 1.96%
Jardine Matheson Holdings	276,000	8,716,080
Oversea-Chinese Banking	1,746,400	10,278,539
		18,994,619
South Africa – 1.02%
Sasol	204,908	9,819,158
		9,819,158
Spain – 8.07%
Banco Santander	1,204,667	23,994,733
Iberdrola	1,400,406	21,704,761
Telefonica	1,127,183	32,378,399
		78,077,893
Switzerland – 3.23%
Novartis	609,561	31,235,936
		31,235,936
Taiwan – 2.14%
Chunghwa Telecom ADR	378,061	9,837,147
Taiwan Semiconductor Manufacturing ADR	1,056,806	10,853,398
		20,690,545
United Kingdom – 20.68%
Aviva	601,620	7,372,796
BG Group	1,070,432	24,749,019
BP	1,955,092	19,865,987
Compass Group	1,430,972	9,151,600
GKN	1,517,529	9,163,061
GlaxoSmithKline	1,259,271	26,640,931
HBOS	1,423,769	15,837,555
Lloyds TSB Group	2,313,844	20,710,167
Royal Bank of Scotland Group	2,181,439	14,600,510
Royal Dutch Shell Class A	598,461	20,647,885
Unilever	929,947	31,374,739
		200,114,250
Total Common Stock (Cost $705,857,466)		957,884,780
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper– 0.36%
Natixis Banques Populaires 2.84% 4/1/08	$3,465,000	3,465,000
Total Discounted Commercial Paper (Cost $3,465,000)		3,465,000

Total Value of Securities – 99.37%
(Cost $709,322,466)		961,349,780
Receivables and Other Assets Net of Liabilities (See Notes) – 0.63%		6,098,083
Net Assets Applicable to 43,825,308 Shares Outstanding – 100.00%		$967,447,863

  ∆Securities have been classified by country of origin.
  †Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pound Sterling
HKD - Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts[1]
			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
GBP 141,001	USD (280,875)	4/1/08	$ (1,044)
GBP (31,591,500)	USD 62,484,828	4/30/08	(75,898)
HKD (1,301,675)	USD 167,272	4/1/08	44
JPY 152,250,801	USD (1,532,985)	4/1/08	(6,356)
JPY 30,687,323	USD (308,570)	4/2/08	(866)
			$(84,120)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$709,655,354
Aggregate unrealized appreciation	280,731,661
Aggregate unrealized depreciation	(29,037,235)
Net unrealized appreciation	$251,694,426

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$957,884,780	$ -
Level 2	3,465,000	(84,120)
Level 3	-	-
Total	$961,349,780	$(84,120)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Delaware Managed Fund

March 31, 2008

	Number of	Value
	Shares	(U.S$)
Common Stock – 67.07%
Aerospace & Defense – 3.18%
Boeing	29,200	$2,171,604
DRS Technologies	52,200	3,042,216
Goodrich	43,500	2,501,685
Northrop Grumman	30,100	2,342,081
†Spirit Aerosystems Holdings Class A	82,600	1,832,068
United Technologies	55,600	3,826,392
		15,716,046
Air Freight & Logistics – 0.18%
†HUB Group Class A	15,800	519,662
Pacer International	22,900	376,247
		895,909
Auto Components – 0.10%
†Tenneco	18,000	502,920
		502,920
Beverages – 0.99%
PepsiCo	67,800	4,895,160
		4,895,160
Biotechnology – 2.52%
†Alkermes	35,800	425,304
†Amgen	56,700	2,368,926
†Applera-Celera Group	27,600	405,720
†Genentech	34,100	2,768,238
†Geron	40,600	198,128
†Gilead Sciences	75,000	3,864,750
†Medarex	32,600	288,510
†Onyx Pharmaceuticals	6,200	179,986
†Regeneron Pharmaceuticals	16,000	307,040
†United Therapeutics	6,500	563,550
†Vertex Pharmaceuticals	44,500	1,063,105
		12,433,257
Building Products – 0.07%
AAON	16,750	335,503
		335,503
Capital Markets – 1.68%
Bank of New York Mellon	78,500	3,275,805
†Blackstone Group	62,000	984,560
Greenhill	4,500	313,020
Morgan Stanley	65,100	2,975,070
optionsXpress Holdings	13,200	273,372
Waddell & Reed Financial	14,400	462,672
		8,284,499
Chemicals – 2.30%
Cytec Industries	22,500	1,211,625
Dow Chemical	75,700	2,789,545
duPont (E.I.) deNemours	68,000	3,179,680
Ferro	25,000	371,500
Hercules	24,600	449,934
Lubrizol	37,900	2,103,829
†OM Group	3,600	196,344
†PolyOne	63,200	402,584
†Rockwood Holdings	13,200	432,564
†Terra Industries	6,000	213,180
		11,350,785
Commercial Banks – 1.04%
Bancfirst	8,200	375,396
Citizens Republic Bancorp	26,700	331,881
City Holding	12,800	510,720
Colonial BancGroup	14,100	135,783
East West Bancorp	9,900	175,725
South Financial Group	22,800	338,808
Trustmark	15,900	354,252
U.S. Bancorp	89,500	2,896,220
		5,118,785
Commercial Services & Supplies – 0.98%
Administaff	11,800	278,598
†FTI Consulting	5,500	390,720
Healthcare Services Group	16,450	339,528
Heidrick & Struggles International	8,300	269,999
†Kforce	26,400	233,376
McGrath RentCorp	13,400	323,074
Republic Services	56,900	1,663,756
Robert Half International	35,500	913,770
†United Stationers	8,600	410,220
		4,823,041
Communications Equipment – 2.63%
†Cisco Systems	215,400	5,188,986
Corning	145,500	3,497,820
†NETGEAR	17,700	353,115
QUALCOMM	76,500	3,136,500
†Tekelec	32,700	407,115
†Viasat	17,500	380,100
		12,963,636
Computers & Peripherals – 3.18%
†Apple	28,000	4,018,000
†EMC	201,600	2,890,944
Hewlett-Packard	90,500	4,132,230
International Business Machines	38,100	4,386,834
†Synaptics	11,500	274,620
		15,702,628
Construction & Engineering – 0.52%
Fluor	11,900	1,679,804
Granite Construction	12,400	405,604
†Perini	6,000	217,380
†URS	8,600	281,134
		2,583,922
Consumer Finance – 0.48%
Capital One Financial	44,700	2,200,134
†Riskmetrics Group	9,930	192,146
		2,392,280
Containers & Packaging – 0.05%
Rock-Tenn Class A	7,500	224,775
		224,775
Diversified Consumer Services – 0.28%
DeVry	32,600	1,363,984
		1,363,984
Diversified Financial Services – 2.22%
Bank of America	130,200	4,935,882
Citigroup	69,000	1,477,980
JPMorgan Chase	105,500	4,531,225
		10,945,087
Diversified Telecommunications Services – 1.61%
Alaska Communications Systems Group	27,700	339,048
AT&T	45,100	1,727,330
Embarq	21,900	878,190
NTELOS Holdings	12,300	297,660
Qwest Communications International	189,100	856,623
Verizon Communications	105,200	3,834,540
		7,933,391
Electric Utilities – 1.71%
Cleco	17,800	394,804
Exelon	28,600	2,324,322
FirstEnergy	30,300	2,079,186
Otter Tail	14,600	516,694
PPL	67,900	3,117,968
		8,432,974
Electrical Equipment – 0.38%
Acuity Brands	8,400	360,780
Roper Industries	25,100	1,491,944
		1,852,724
Electronic Equipment & Instruments – 0.21%
†Anixter International	6,000	384,240
†Rofin-Sinar Technologies	14,500	651,050
		1,035,290
Energy Equipment & Services – 2.69%
†Bristow Group	8,800	472,296
†Complete Production Services	14,400	330,336
Halliburton	65,400	2,572,182
†Hercules Offshore	19,300	484,816
†Nabors Industries	90,800	3,066,316
†National Oilwell Varco	34,200	1,996,596
Schlumberger	42,900	3,732,300
†W-H Energy Services	8,800	605,880
		13,260,722
Food & Staples Retailing – 0.90%
Casey's General Stores	20,500	463,300
CVS Caremark	88,500	3,585,135
Longs Drug Stores	9,300	394,878
		4,443,313
Food Products – 0.07%
Seaboard	217	339,605
	339,605
Health Care Equipment & Supplies – 1.63%
†Align Technology	25,300	281,083
†Gen-Probe	40,900	1,971,380
†Hologic	36,600	2,034,960
Medtronic	62,400	3,018,288
Mentor	13,200	339,504
Vital Signs	8,127	411,633
		8,056,848
Health Care Providers & Services – 1.39%
†AMN Healthcare Services	23,200	357,744
†Express Scripts	50,000	3,216,000
†Healthways	7,200	254,448
†Psychiatric Solutions	11,900	403,648
†Res-Care	18,400	315,560
†Sun Healthcare Group	29,300	385,002
UnitedHealth Group	49,300	1,693,948
Universal Health Services Class B	4,000	214,760
		6,841,110
Hotels, Restaurants & Leisure – 2.14%
†AFC Enterprises	24,200	217,558
†Bally Technologies	8,600	295,324
†Buffalo Wild Wings	14,600	357,700
Burger King Holdings	99,400	2,749,404
CKE Restaurants	30,700	344,454
IHOP	5,400	258,660
†Jack in the Box	10,600	284,822
Marriott International Class A	54,700	1,879,492
McDonald's	63,400	3,535,818
†Papa John's International	14,600	353,466
†WMS Industries	8,200	294,954
		10,571,652
Household Durables – 0.79%
Fortune Brands	28,400	1,973,800
†Jarden	73,200	1,591,368
†Universal Electronics	13,400	324,414
		3,889,582
Household Products – 1.25%
Procter & Gamble	88,100	6,173,167
		6,173,167
Independent Power Producers & Energy Traders – 0.10%
Black Hills	13,400	479,452
		479,452
Industrial Conglomerates – 1.49%
General Electric	120,300	4,452,303
Textron	52,400	2,904,008
		7,356,311
Insurance – 3.06%
AFLAC	35,300	2,292,735
American International Group	76,300	3,299,975
Aspen Insurance Holdings	17,300	456,374
Berkley (W.R.)	56,700	1,570,023
Everest Re Group	14,700	1,316,091
FBL Financial Group Class A	9,000	256,410
Hanover Insurance Group	34,500	1,419,330
Max Capital Group	17,200	450,468
Prudential Financial	41,900	3,278,675
RLI	8,500	421,345
†United America Indemnity Class A	18,900	364,014
		15,125,440
Internet Software & Services – 1.05%
†Chordiant Software	30,400	183,312
†DealerTrack Holdings	15,100	305,322
†Digital River	11,500	356,155
†Google Class A	7,600	3,347,572
†j2 Global Communications	18,600	415,152
†SAVVIS	17,300	281,471
United Online	26,200	276,672
		5,165,656
IT Services – 0.83%
Accenture Class A	54,400	1,913,248
Heartland Payment Systems	9,000	207,090
†iGate	10,500	74,760
infoUSA	44,300	270,673
†Sapient	37,100	258,216
†SI International	14,400	276,336
†Virtusa	17,200	167,872
†Visa Class A	15,100	941,636
		4,109,831
Life Sciences Tools & Services – 0.30%
†Bio-Rad Laboratories Class A	4,400	391,380
†Dionex	5,600	431,144
†Kendle International	6,400	287,488
†Techne	5,200	350,272
		1,460,284
Machinery – 1.96%
Barnes Group	15,400	353,430
Caterpillar	48,800	3,820,552
†Chart Industries	7,800	263,952
†Columbus McKinnon	13,100	405,838
Crane	9,600	387,360
Deere & Co.	45,000	3,619,800
†Kadant	12,300	361,374
Lincoln Electric Holdings	6,800	438,532
		9,650,838
Media – 1.55%
Arbitron	8,700	375,492
Comcast Class A	113,100	2,187,354
Disney (Walt)	74,300	2,331,534
Entercom Communications Class A	14,200	141,006
National CineMedia	18,700	420,376
†Scholastic	7,600	230,052
†Viacom Class B	49,400	1,957,228
		7,643,042
Metals & Mining – 0.12%
†Century Aluminum	4,100	271,584
†RTI International Metals	7,100	320,991
		592,575
Multiline Retail – 0.43%
Macy's	92,400	2,130,744
		2,130,744
Multi-Utilities – 0.21%
Sempra Energy	19,900	1,060,272
		1,060,272
Oil, Gas & Consumable Fuels – 5.98%
Apache	19,700	2,380,154
Chevron	33,000	2,816,880
ConocoPhillips	68,500	5,220,385
EOG Resources	12,600	1,512,000
Exxon Mobil	87,100	7,366,917
Marathon Oil	59,200	2,699,520
Occidental Petroleum	41,300	3,021,921
Penn Virginia	11,500	507,035
†PetroHawk Energy	21,900	441,723
†Petroquest Energy	35,000	606,900
St. Mary Land & Exploration	75,700	2,914,450
		29,487,885
Personal Products – 0.10%
Alberto-Culver	17,200	471,452
		471,452
Pharmaceuticals – 3.25%
†Eurand	26,700	403,971
Johnson & Johnson	105,800	6,863,245
Merck	96,800	3,673,560
†Noven Pharmaceuticals	20,200	181,396
Pfizer	78,600	1,645,098
†Sciele Pharma	16,200	315,900
Wyeth	71,200	2,973,312
		16,056,482
Real Estate Investment Trusts – 0.98%
First Industrial Realty Trust	11,500	355,235
Home Properties	9,300	446,307
Host Hotels & Resorts	60,800	967,936
Maguire Properties	10,800	154,548
Nationwide Health Properties	15,100	509,625
Pennsylvania REIT	11,600	282,924
Senior Housing Properties Trust	21,200	502,440
Simon Property Group	13,100	1,217,121
Sovran Self Storage	9,900	422,829
		4,858,965
Road & Rail – 0.54%
Norfolk Southern	49,500	2,688,840
		2,688,840
Semiconductors & Semiconductor Equipment – 1.88%
Applied Materials	103,700	2,023,187
Intel	186,300	3,945,834
†Kulicke & Soffa Industries	41,800	199,804
†OmniVision Technologies	21,600	363,312
†ON Semiconductor	64,100	364,088
Texas Instruments	84,900	2,400,123
		9,296,348
Software – 2.50%
†Blackboard	11,300	376,629
†Lawson Software	42,800	322,284
†Magma Design Automation	21,700	207,669
Microsoft	256,800	7,287,984
†Nuance Communications	59,200	1,030,672
†Oracle	58,000	1,134,480
†Progress Software	15,700	469,744
Quality Systems	10,300	307,661
†Secure Computing	37,700	243,165
†SPSS	10,600	411,068
†Synchronoss Technologies	14,200	284,426
†Wind River Systems	33,800	261,612
		12,337,394
Specialty Retail – 1.33%
Abercrombie & Fitch	31,900	2,333,166
†Aeropostale	18,950	513,735
Best Buy	55,500	2,301,030
†J Crew Group	8,300	366,611
†Jos. A. Bank Clothiers	15,700	321,850
Stage Stores	16,400	265,680
†Warnaco Group	11,700	461,448
		6,563,520
Textiles, Apparel & Luxury Goods – 1.31%
†Coach	50,200	1,513,530
†Fossil	10,700	326,778
NIKE Class B	27,800	1,890,400
Phillips-Van Heusen	55,300	2,096,976
†True Religion Apparel	21,300	395,115
UniFirst	6,500	241,085
		6,463,884
Thrift & Mortgage Finance – 0.46%
Dime Community Bancshares	24,200	423,016
First Niagara Financial Group	35,400	481,086
†FirstFed Financial	9,900	268,785
Washington Mutual	89,300	919,790
Webster Financial	7,200	200,664
		2,293,341
Tobacco – 0.24%
Altria Group	16,500	366,300
†Philip Morris International	16,500	834,570
		1,200,870
Trading Company & Distributors – 0.08%
Applied Industrial Technologies	13,500	403,515
		403,515
Wireless Telecommunications Services – 0.15%
†Harris Stratex Networks Class A	24,400	244,732
†MetroPCS Communications	28,600	486,200
		730,932
Total Common Stock (Cost $274,294,013)		330,990,468

Convertible Preferred Stock – 0.05%
•Citigroup Funding 5.02% exercise price $29.50, expiration date 9/27/08	9,900	228,492
Total Convertible Preferred Stock (Cost $313,519)		228,492

Exchange Traded Fund– 0.23%
iShares Russell 2000 Index Fund	16,500	1,130,415
Total Exchange Traded Fund (Cost $1,124,001)		1,130,415
	Principal
	Amount (U.S.$)
Agency Collateralized Mortgage Obligations – 0.96%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	$159,197	159,465
Series 2005-67 EY 5.50% 8/25/25	185,000	188,221
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	113,000	126,086
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	248,250	266,943
Freddie Mac
Series 2662 MA 4.50% 10/15/31	306,117	307,141
Series 2694 QG 4.50% 1/15/29	400,000	403,370
Series 2915 KP 5.00% 11/15/29	340,000	343,886
Series 3005 ED 5.00% 7/15/25	500,000	491,844
Series 3113 QA 5.00% 11/15/25	496,723	505,507
Series 3131 MC 5.50% 4/15/33	285,000	292,138
Series 3173 PE 6.00% 4/15/35	335,000	345,606
Series 3337 PB 5.50% 7/15/30	350,000	359,600
Series 3416 GK 4.00% 7/15/22	364,423	364,423
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	193,650	208,237
•Series T-60 1A4C 5.395% 3/25/44	329,721	338,516
GNMA Series 2002-61 BA 4.648% 3/16/26	24,938	25,111
Total Agency Collateralized Mortgage Obligations (Cost $4,603,594)		4,726,094

Agency Mortgage-Backed Securities – 5.93%
Fannie Mae 6.50% 8/1/17	157,253	163,735
•Fannie Mae ARM 5.124% 11/1/35	220,918	224,804
Fannie Mae Relocation 15 yr 4.00% 9/1/20	612,601	593,823
Fannie Mae Relocation 30 yr
4.00% 3/1/35	401,076	380,790
5.00% 1/1/34	167,605	167,078
5.00% 10/1/35	187,655	186,927
5.00% 2/1/36	659,437	656,898
Fannie Mae S.F. 15 yr 5.00% 5/1/21	1,009,772	1,022,866
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/23	590,000	586,866
5.00% 4/1/23	1,245,000	1,256,866
5.50% 4/1/23	1,335,000	1,362,743
6.00% 4/1/23	1,920,000	1,976,100
Fannie Mae S.F. 30 yr
5.50% 3/1/29	415,658	421,579
5.50% 4/1/29	278,342	282,307
5.50% 7/1/37	2,571,764	2,598,532
5.50% 12/1/37	1,750,511	1,768,731
6.00% 12/1/37	1,097,117	1,124,885
6.50% 6/1/36	394,650	409,099
6.50% 9/1/36	1,265,791	1,312,136
6.50% 10/1/36	390,349	404,641
6.50% 3/1/37	342,351	354,886
6.50% 7/1/37	652,676	676,535
6.50% 8/1/37	48,418	50,187
6.50% 11/1/37	2,128,626	2,206,413
6.50% 12/1/37	428,863	444,536
7.00% 12/1/37	377,670	396,707
7.50% 6/1/31	46,697	50,408
Fannie Mae S.F. 30 yr TBA 5.50% 4/1/38	1,635,000	1,650,583
•Freddie Mac ARM
5.68% 7/1/36	283,526	289,613
7.021% 4/1/34	68,217	68,389
Freddie Mac S.F. 15 yr
4.00% 2/1/14	150,706	151,666
5.00% 6/1/18	275,284	279,507
Freddie Mac S.F. 30 yr
6.00% 6/1/37	789,850	810,918
7.00% 11/1/33	8,517	9,029
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/38	2,865,000	2,836,798
GNMA I S.F. 30 yr
7.00% 12/15/34	336,009	359,722
7.50% 1/15/32	23,402	25,213
GNMA S.F. 30 yr TBA
5.50% 4/1/38	825,000	841,113
6.00% 4/1/38	825,000	851,426
Total Agency Mortgage-Backed Securities (Cost $28,863,883)		29,255,055

Agency Obligations – 3.13%
Fannie Mae
3.25% 4/9/13	310,000	309,976
3.625% 2/12/13	1,410,000	1,435,947
4.625% 10/15/13	1,400,000	1,486,149
4.875% 5/18/12	20,000	21,424
5.00% 2/16/12	1,980,000	2,128,320
^5.329% 10/9/19	920,000	539,701
6.25% 2/1/11	545,000	586,660
Federal Home Loan Bank System 4.375% 9/17/10	950,000	994,308
Freddie Mac
4.125% 10/18/10	1,140,000	1,186,136
4.75% 3/5/12	2,180,000	2,323,342
4.75% 1/19/16	105,000	110,992
5.00% 12/14/18	750,000	735,185
5.125% 11/17/17	560,000	601,803
5.50% 8/23/17	2,310,000	2,552,623
Tennessee Valley Authority 4.875% 1/15/48	450,000	442,739
Total Agency Obligations (Cost $15,096,743)		15,455,305

Commercial Mortgage-Backed Securities – 1.53%
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.493% 6/10/39	190,000	191,258
Series 2005-6 AM 5.353% 9/10/47	205,000	195,652
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	465,000	478,843
•Series 2007-PW16 A4 5.902% 6/11/40	305,000	302,957
•Series 2007-T28 A4 5.742% 9/11/42	200,000	197,406
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	289,730	296,206
Series 2006-C7 A2 5.69% 6/10/46	290,000	288,720
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	225,000	216,644
Series 2006-1A B 5.362% 11/15/36	190,000	183,836
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	120,000	122,576
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-RR2 A1 5.68% 6/23/46	340,000	249,383
Series 2006-RR3 A1S 5.76% 7/18/56	850,000	557,319
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	312,049
Series 2003-C1 A2 4.985% 1/12/37	580,000	560,708
Series 2006-LDP9 A2 5.134% 5/15/47	150,000	141,139
•#Series 2006-RR1A A1 144A 5.612%10/18/52	730,000	531,535
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	498,971
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	219,668
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	140,420
Series 2007-IQ14 A4 5.692% 4/15/49	260,000	256,010
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.565% 2/15/33	100,000	91,917
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	278,851	274,668
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	395,000	392,136
Series 2006-1 B 5.588% 2/15/36	160,000	157,349
Series 2006-1 C 5.707% 2/15/36	240,000	228,482
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	480,000	473,373
Total Commercial Mortgage-Backed Securities (Cost $8,335,701)		7,559,225

•Convertible Bonds – 0.16%
U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 9/20/36	523,000	524,412
Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	270,000	272,152
Total Convertible Bonds (Cost $811,836)		796,564

Corporate Bonds – 6.90%
Aerospace & Defense – 0.08%
Honeywell International 5.30% 3/1/18	203,000	208,422
Lockheed Martin 4.121% 3/14/13	185,000	185,471
		393,893
Auto Components – 0.02%
Lear 8.75% 12/1/16	95,000	81,581
		81,581
Automobiles – 0.07%
•DaimlerChrysler North America 3.562% 8/3/09	371,000	365,352
		365,352
Beverages – 0.05%
Diageo Capital 5.75% 10/23/17	232,000	238,034
		238,034
Biotechnology – 0.02%
Amgen 6.375% 6/1/37	99,000	94,222
		94,222
Capital Markets – 0.86%
Bank of New York Mellon 4.50% 4/1/13	590,000	594,843
#Capmark Financial Group 144A 6.30% 5/10/17	214,000	128,502
Goldman Sachs Group
6.15% 4/1/18	380,000	380,137
6.75% 10/1/37	117,000	109,181
•#144A 3.331% 2/24/09	2,500,000	2,479,424
Lazard Group 6.85% 6/15/17	130,000	121,937
Lehman Brothers Holdings 5.625% 1/24/13	229,000	222,902
Merrill Lynch 5.45% 2/5/13	209,000	205,842
		4,242,768
Chemicals – 0.10%
duPont (E.I.) deNemours 5.00% 1/15/13	87,000	90,685
Lubrizol 4.625% 10/1/09	153,000	153,612
Rohm & Haas 5.60% 3/15/13	218,000	224,967
		469,264
Commercial Banks – 1.26%
•Bank of America 2.315% 5/16/08	2,000,000	2,000,000
KFW
3.25% 2/15/11	630,000	642,087
3.25% 3/15/13	500,000	501,290
Korea Development Bank 5.30% 1/17/13	270,000	276,936
PNC Bank 6.875% 4/1/18	250,000	254,698
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	300,000	195,326
Popular North America
4.25% 4/1/08	403,000	401,525
•5.046% 4/6/09	234,000	228,166
Rentenbank 3.25% 3/15/13	305,000	307,318
Silicon Valley Bank 5.70% 6/1/12	250,000	258,140
U.S. Bank North America
4.80% 4/15/15	173,000	175,148
4.95% 10/30/14	250,000	255,188
•USB Capital IX 6.189% 4/15/49	80,000	59,438
Wachovia Bank 6.60% 1/15/38	120,000	111,528
Wells Fargo
4.375% 1/31/13	370,000	368,502
5.625% 12/11/17	180,000	184,457
		6,219,747
Commercial Services & Supplies – 0.05%
Allied Waste North America 7.875% 4/15/13	85,000	87,869
Aramark Services 8.50% 2/1/15	174,000	175,305
		263,174
Communications Equipment - 0.03%
Lucent Technologies 6.45% 3/15/29	200,000	144,000

		144,000
Computers & Peripherals - 0.03%
Hewlett-Packard 5.50% 3/1/18	136,000	139,600

		139,600
Consumer Finance – 0.16%
International Lease Finance
5.35% 3/1/12	233,000	229,638
5.875% 5/1/13	148,000	146,962
6.375% 3/25/13	220,000	220,062
John Deere Capital 5.35% 4/3/18	205,000	205,000
		801,662
Diversified Financial Services – 0.27%
General Electric Capital 5.875% 1/14/38	295,000	285,315
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	160,000	143,192
JPMorgan Chase 5.75% 1/2/13	335,000	350,326
JPMorgan Chase Capital XXV 6.80% 10/1/37	400,000	366,568
•#USB Realty 144A 6.091% 12/22/49	300,000	195,162
		1,340,563
Diversified Telecommunications Services – 0.37%
AT&T 5.50% 2/1/18	200,000	196,195
Citizens Communications 7.125% 3/15/19	175,000	154,000
France Telecom 7.75% 3/1/11	225,000	244,136
Intelsat 11.25% 6/15/16	80,000	81,500
Telecom Italia Capital 4.00% 1/15/10	370,000	363,118
Telefonica Emisiones 5.984% 6/20/11	180,000	185,490
Verizon Communications 5.55% 2/15/16	440,000	438,444
Windstream 8.125% 8/1/13	160,000	158,000
		1,820,883
Electric Utilities – 0.45%
Carolina Power & Light 6.30% 4/1/38	90,000	92,615
Commonwealth Edison 6.15% 9/15/17	230,000	236,543
Duke Energy Carolinas 6.00% 1/15/38	95,000	95,016
#Illinois Power 144A 6.125% 11/15/17	165,000	163,453
Midamerican Energy 5.30% 3/15/18	110,000	110,123
Northern States Power 5.25% 3/1/18	150,000	152,837
Pacific Gas & Electric 5.625% 11/30/17	219,000	225,393
PECO Energy 5.35% 3/1/18	110,000	111,728
Potomac Electric Power 6.50% 11/15/37	95,000	93,061
#Power Contract Financing 144A 6.256% 2/1/10	264,921	271,878
Southwestern Electric Power 5.875% 3/1/18	301,000	294,795
Virginia Electric Power 5.10% 11/30/12	224,000	232,985
#West Penn Power 144A 5.95% 12/15/17	120,000	124,876
		2,205,303
Energy Equipment & Services – 0.02%
Weatherford International 7.00% 3/15/38	120,000	122,202
		122,202
Food & Staples Retailing – 0.27%
CVS Caremark
4.875% 9/15/14	251,000	248,940
5.75% 6/1/17	269,000	273,669
Delhaize America 9.00% 4/15/31	244,000	294,446
Kroger
4.95% 1/15/15	77,000	73,718
6.75% 4/15/12	171,000	183,254
6.90% 4/15/38	95,000	96,754
Sysco 5.25% 2/12/18	160,000	164,029
		1,334,810
Food Products – 0.05%
Kellogg 5.125% 12/3/12	228,000	236,010
		236,010
Gas Utilities – 0.12%
Southern Union 6.15% 8/16/08	600,000	603,738
		603,738
Health Care Equipment & Supplies – 0.08%
#Covidien International Finance 144A
6.00% 10/15/17	133,000	137,332
6.55% 10/15/37	231,000	236,870
		374,202
Health Care Providers & Services – 0.29%
HCA PIK 9.625% 11/15/16	80,000	83,200
Quest Diagnostic 5.45% 11/1/15	294,000	290,038
UnitedHealth Group
5.50% 11/15/12	333,000	338,331
6.875% 2/15/38	174,000	166,760
WellPoint
5.00% 1/15/11	310,000	313,088
5.00% 12/15/14	252,000	237,381
		1,428,798
Hotels, Restaurants & Leisure – 0.10%
McDonald's
5.35% 3/1/18	115,000	116,628
5.80% 10/15/17	224,000	235,631
MGM MIRAGE 7.50% 6/1/16	175,000	158,375
		510,634
Household Durables – 0.14%
Centex 4.875% 8/15/08	610,000	599,388
Philips Electronics 5.75% 3/11/18	109,000	111,270
		710,658
Independent Power Producers & Energy Traders – 0.07%
NRG Energy 7.375% 2/1/16	165,000	162,113
PSEG Power 5.50% 12/1/15	165,000	163,919
		326,032
Industrial Conglomerates – 0.07%
General Electric 5.25% 12/6/17	155,000	155,077
Textron 6.50% 6/1/12	150,000	164,655
		319,732
Insurance – 0.17%
American International Group 5.85% 1/16/18	182,000	178,932
Berkshire Hathaway Finance 4.85% 1/15/15	201,000	209,798
Montpelier Re Holdings 6.125% 8/15/13	105,000	106,359
◆•#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49	300,000	30,375
Unitrin 6.00% 5/15/17	322,000	322,146
		847,610
IT Services – 0.03%
Sungard Data Systems 9.125% 8/15/13	128,000	129,920
		129,920
Media – 0.22%
Comcast
•4.677% 7/14/09	166,000	161,584
6.30% 11/15/17	122,000	123,701
THOMSON 5.70% 10/1/14	395,000	391,101
Time Warner Cable 5.40% 7/2/12	221,000	217,343
Viacom 5.75% 4/30/11	209,000	211,372
		1,105,101
Metals & Mining – 0.00%
◆Newmont Gold Pass Through Trust 1994 8.91% 1/5/09	20,307	20,916
		20,916
Office Electronics – 0.02%
Xerox 5.50% 5/15/12	120,000	121,121
		121,121
Oil, Gas & Consumable Fuels – 0.52%
Apache 5.25% 4/15/13	244,000	255,756
Canadian Natural Resources 6.70% 7/15/11	80,000	84,552
#Enbridge Energy Partners 144A 7.50% 4/15/38	155,000	154,552
EnCana 5.80% 5/1/14	194,000	205,213
Energy Transfer Partners 7.50% 7/1/38	140,000	140,774
Enterprise Products Operating
5.60% 10/15/14	233,000	233,439
6.50% 1/31/19	220,000	219,705
Kinder Morgan Energy Partners 5.125% 11/15/14	185,000	182,037
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	92,875
Marathon Oil 5.90% 3/15/18	165,000	166,167
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	315,000	313,353
Transocean 6.00% 3/15/18	168,000	173,132
Valero Energy
6.125% 6/15/17	163,000	164,896
6.625% 6/15/37	77,000	73,832
XTO Energy 5.30% 6/30/15	80,000	81,034
		2,541,317
Pharmaceuticals – 0.27%
Abbott Laboratories 5.60% 11/30/17	375,000	393,058
AstraZeneca 5.90% 9/15/17	253,000	267,923
Wyeth 5.50% 2/1/14	657,000	681,369
		1,342,350
Real Estate Investment Trusts – 0.10%
iStar Financial
5.15% 3/1/12	162,000	119,979
5.875% 3/15/16	260,000	182,263
Regency Centers 5.875% 6/15/17	211,000	193,580
		495,822
Road & Rail – 0.26%
Burlington North Santa Fe
5.65% 5/1/17	172,000	172,536
5.75% 3/15/18	289,000	290,401
#Erac USA Finance 144A 7.35% 6/15/08	650,000	654,611
Hertz 8.875% 1/1/14	90,000	85,725
Union Pacific 5.375% 5/1/14	60,000	61,835
		1,265,108
Textiles, Apparel & Luxury Goods – 0.02%
VF 5.95% 11/1/17	95,000	95,995
		95,995
Thrift & Mortgage Finance – 0.08%
#Northern Rock 144A 5.625% 6/22/17	375,000	381,566
		381,566
Tobacco – 0.03%
UST 5.75% 3/1/18	155,000	156,916
		156,916
Wireless Telecommunication Services – 0.15%
AT&T Wireless 8.125% 5/1/12	534,000	598,118
MetroPCS Wireless 9.25% 11/1/14	170,000	157,250
		755,368
Total Corporate Bonds (Cost $34,591,394)		34,045,972

Municipal Bonds – 1.12%
Buckeye, Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	200,000	176,992
California State 5.00% 2/1/33	265,000	260,834
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	305,000	306,430
Massachusetts Bay Transportation Authority 5.00% 7/1/19	100,000	109,172
Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A
5.00% 7/15/36	495,000	498,569
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	313,824
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	313,736
New York Tobacco Settlement Financing Authority Series B 5.00% 6/1/10	450,000	466,461
North Texas Tollway Authority Revenue ( First Tier System) Refunding
Series A
5.50% 1/1/18	80,000	85,211
6.00% 1/1/19	40,000	43,667
6.00% 1/1/20	200,000	216,712
^Series D Capital Appreciation 5.97% 1/1/37 (Assured Gty)	1,000,000	199,840
Oregon State Taxable Pension 5.892% 6/1/27	485,000	529,590
Texas State Transportation Community Mobility 5.00% 4/1/19	315,000	340,619
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	235,000	257,189
5.00% 11/15/19	355,000	383,191
University of Texas Financing Authority Refunding 5.25% 8/15/18	100,000	111,250
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	145,000	150,101
West Virginia Tobacco Settlement Finance Authority Revenue Series A 7.467% 6/1/47	450,000	435,942
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	335,967
Total Municipal Bonds (Cost $5,489,916)		5,535,297

Non-Agency Asset-Backed Securities – 3.58%
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12	5,730,000	5,652,731
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	360,000	361,166
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	540,000	550,264
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	400,000	401,420
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	140,000	142,667
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	63,998	61,381
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	1,010,000	973,481
•Series 2007-A6 A6 4.37% 7/12/12	5,500,000	5,384,629
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	200,000	203,554
•Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35	430,000	300,664
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	153	1
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	380,000	379,388
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	365,000	327,858
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	175,000	156,735
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	140,000	141,778
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	171,815	150,473
Mid-State Trust
Series 11 A1 4.864% 7/15/38	131,618	128,741
Series 2004-1 A 6.005% 8/15/37	81,029	82,224
#Series 2006-1 A 144A 5.787% 10/15/40	178,473	175,491
Renaissance Home Equity Loan Trust
Series 2006-2 AF3 5.797% 8/25/36	175,000	161,542
Series 2007-2 AF2 5.675% 6/25/37	195,000	188,793
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	287,410	249,274
RSB Bondco Series 2007-A A2 5.72% 4/1/18	335,000	349,225
#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33	11,041	1
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	48,211	46,548
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	231,930	196,436
Series 2005-2XS 1A2A 4.51% 2/25/35	734,134	711,228
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	200,000	199,031
Total Non-Agency Asset-Backed Securities (Cost $18,177,298)		17,676,724

Non-Agency Collateralized Mortgage Obligations – 3.98%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	348,823	329,420
Series 2004-2 1A1 6.00% 3/25/34	342,217	323,181
Series 2004-10 1CB1 6.00% 11/25/34	29,981	28,313
Series 2004-11 1CB1 6.00% 12/25/34	512,445	478,816
Series 2005-9 5A1 5.50% 10/25/20	199,892	202,641
•Bank of America Funding Securities Series 2006-F 1A2 5.179% 7/20/36	396,730	368,167
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.30% 5/25/33	1,589	1,603
•Series 2004-L 4A1 5.151% 1/25/35	379,423	339,041
Series 2005-9 2A1 4.75% 10/25/20	346,943	345,100
Bear Stearns Asset-Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35	450,375	366,033
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.615% 4/25/37	489,545	389,640
Series 2007-AR8 1A3A 6.052% 8/25/37	520,389	482,349
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	185,222	183,254
•Series 2004-J7 1A2 4.673% 8/25/34	43,474	42,700
Series 2004-J8 1A1 7.00% 9/25/34	173,146	179,314
Series 2005-57CB 4A3 5.50% 12/25/35	347,584	332,895
•Series 2005-63 3A1 5.893% 11/25/35	509,717	350,210
Series 2005-85CB 2A2 5.50% 2/25/36	539,771	500,625
Series 2006-2CB A3 5.50% 3/25/36	482,576	461,964
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-HYB4 M 4.805% 9/20/34	156,041	149,007
Series 2005-23 A1 5.50% 11/25/35	305,476	303,758
Series 2006-1 A3 6.00% 3/25/36	98,686	97,638
•Series 2006-HYB3 3A1A 6.094% 5/20/36	465,010	361,345
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	50,773	52,867
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	116,224	117,946
•Series 2004-AR5 4A1 5.70% 10/25/34	247,440	226,707
•Series 2007-AR3 2A2 6.31% 11/25/37	871,702	811,748
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.182% 5/25/35	417,966	372,724
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	90,452	100,424
•Series 1999-3 A 8.00% 8/19/29	143,852	159,528
Series 2005-RP1 1A3 8.00% 1/25/35	294,800	328,204
Series 2005-RP1 1A4 8.50% 1/25/35	257,109	293,785
Series 2006-RP1 1A3 8.00% 1/25/36	151,624	169,234
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	167,135	167,866
•JPMorgan Mortgage Trust
Series 2005-A4 1A1 5.40% 7/25/35	273,102	244,949
Series 2005-A6 1A2 5.138% 9/25/35	660,000	578,826
Series 2006-A2 3A3 5.675% 4/25/36	455,000	406,543
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	324,618	319,574
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.79% 12/25/33	76,911	79,903
Series 2005-6 7A1 5.335% 6/25/35	168,458	151,294
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	49,989	52,656
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	292,009	324,350
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	177,687	166,239
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36	433,089	407,340
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	248,045	223,770
Series 2005-22 4A2 5.374% 12/25/35	50,799	44,192
Series 2006-5 5A4 5.536% 6/25/36	104,934	90,733
•Structured Asset Securities
Series 2002-22H 1A 6.938% 11/25/32	52,623	51,269
Series 2005-6 B2 5.344% 5/25/35	96,078	65,795
◆Washington Mutual Alternative Mortgage Pass Through Certificate
Series 2006-5 2CB3 6.00% 7/25/36	434,567	425,407
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	672,135	655,000
•Series 2006-AR8 1A5 5.884% 8/25/46	90,602	84,530
•Series 2006-AR8 2A3 6.131% 8/25/36	59,264	54,017
•Series 2006-AR10 1A1 5.939% 9/25/36	436,784	419,133
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 6.13% 9/25/34	79,260	79,257
Series 2005-7 A2 5.25% 9/25/35	304,427	274,516
Series 2005-11 1A3 5.50% 11/25/35	298,956	298,769
•Series 2005-AR16 6A4 5.00% 10/25/35	588,495	555,226
Series 2006-2 3A1 5.75% 3/25/36	391,964	370,084
Series 2006-4 2A3 5.75% 4/25/36	190,728	195,180
Series 2006-7 2A1 6.00% 6/25/36	911,551	915,540
•Series 2006-AR6 7A1 5.111% 3/25/36	901,393	801,694
•Series 2006-AR11 A7 5.517% 8/25/36	470,484	422,950
•Series 2006-AR12 1A2 6.023% 9/25/36	236,280	230,260
•Series 2006-AR14 2A4 6.09% 10/25/36	321,831	313,713
•Series 2006-AR19 A1 5.643% 12/25/36	320,194	287,580
Series 2007-13 A7 6.00% 9/25/37	517,063	511,570
Series 2007-8 2A6 6.00% 7/25/37	135,000	126,295
Total Non-Agency Collateralized Mortgage Obligations (Cost $20,962,012)		19,646,201

Sovereign Agency– 0.04%
Export Development Canada 2.625% 3/15/11	200,000	202,065
Total Sovereign Agency (Cost $199,170)		202,065

Sovereign Debt – 0.17%
Mexico – 0.08%
Mexican Government 5.625% 1/15/17	390,000	410,865
		410,865
Russia – 0.09%
Russia Government 7.50% 3/31/30	386,100	445,244
		445,244
Total Sovereign Debt (Cost $853,851)		856,109

Supranational Bank – 0.17%
European Investment Bank
2.875% 3/15/13	485,000	481,057
3.25% 2/15/11	330,000	337,526
Total Supranational Bank (Cost $813,156)		818,583

U.S. Treasury Obligations – 1.07%
U.S. Treasury Bonds 5.00% 5/15/37	526,000	588,586
U.S. Treasury Notes 2.50% 3/31/13	4,655,000	4,663,365

Total U.S. Treasury Obligations (Cost $5,225,931)		5,251,951
	Number of
	Shares
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	1,465	0
Total Warrant (Cost $124,625)		0

	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper – 6.19%
Barclays US Funding State 2.753% 4/3/08	$5,000,000	4,999,236
Dexia 2.54% 4/1/08	5,575,000	5,575,000
Lloyds TSB Bank 2.74% 4/1/08	6,000,000	6,000,000
Natixis 2.81% 4/1/08	6,000,000	6,000,001
Yale University 2.458% 5/6/08	4,000,000	3,990,472
Nordea North America 2.687% 4/16/08	4,000,000	3,995,533
Total Discounted Commercial Paper (Cost $30,560,242)		30,560,242

Total Value of Securities – 102.28%
(Cost $450,440,885)		504,734,762
Liabilities Net of Receivables and Other Assets (See Notes) – (2.28%)∆		(11,229,981)
Net Assets Applicable to 31,258,768 Shares Outstanding – 100.00%		$493,504,781

◆Pass Through Agreement.  Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†Non-income producing security for the period ended March 31, 2008.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
  #Security exempt from registration under Rule 144A of the Securities Act of 1933.  At March 31, 2008, the aggregate amount of Rule 144A securities was $12,220,197, which represented 2.48% of the Fund’s net assets.  See Note 5 in "Notes."
≠The rate shown is the effective yield as of the time of purchase.
  ^Zero coupon security. The rate shown is the yield at the time of purchase.
∆Includes $295,000 cash pledged as collateral for futures contracts.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
Assured Gty – Insured by Assured Guaranty
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Paid-in Kind
REIT – Real Estate Investment Trust
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following futures contracts and written options were outstanding at March 31, 2008:

Futures Contract[1]

Contract	Notional	Notional	Unrealized
to Buy	Cost	Value	Appreciation	Expiration Date
98 U.S. Treasury 5 yr Notes	$10,998,368	$11,194,969	6/30/08	$196,601

Written Options[2]

Number of	Notional	Exercise		Unrealized
Contracts	Value	Price	Expiration Date	Description	Appreciation
(40)	$4,000,000	$120.50	5/31/08	U.S. Treasury 10 yr Future	$16,110
(37)	3,700,000	116.00	6/30/08	U.S. Treasury 10 yr Future	6,229
(73)	7,300,000	121.50	6/30/08	U.S. Treasury 10 yr Future	11,838
					$34,177

The use of futures contracts and written options involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
______________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Managed Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date.  Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts and options on futures contracts are valued at the daily quoted  settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$453,967,707
Aggregate unrealized appreciation	77,708,210
Aggregate unrealized depreciation	(26,941,155)
Net unrealized appreciation	$ 50,767,055

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$337,372,834	$-
Level 2	163,427,962	230,778
Level 3	3,933,966	-
Total	$504,734,762	$230,778

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$3,533,283	$-
Net realized gain (loss)	527	-
Net change in unrealized
appreciation/depreciation	(348,892)	-
Net purchases, sales and settlements	476,591	-
Net transfers in and/or out of Level 3	272,457	-
Balance as of 3/31/08	$3,933,966	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(313,477)	$-

3. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments

4. Options Written
During the period ended March 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended March 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$ -
Options written	150	107,506
Options terminated in closing purchase transactions	-	-
Options outstanding at March 31, 2008	150	$107,506

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation  the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2008, there were no Section 4(2) or illiquid securities.  Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

March 31, 2008

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Certificates of Deposit – 6.12%
Barclays Bank New York 3.06% 5/27/08	$20,000,000	$20,000,000
Deutsche Bank New York 3.79% 4/18/08	20,000,000	20,000,000
Wilmington Trust
3.05% 6/25/08	10,000,000	10,000,000
3.91% 4/18/08	20,000,000	20,000,000
Total Certificates of Deposit (Cost $70,000,000)		70,000,000

≠Discounted Commercial Paper – 89.40%
College & University – 7.41%
Leland Stanford Junior University
2.357% 5/8/08	5,000,000	4,987,924
2.407% 5/9/08	30,000,000	29,924,000
Yale University
2.407% 5/1/08	25,000,000	24,950,000
2.458% 5/6/08	25,000,000	24,940,451
		84,802,375
Financial Services. – 30.90%
Allianz Finance 2.35% 4/1/08	50,000,000	50,000,000
Barclays US Funding
2.753% 4/3/08	15,000,000	14,997,708
3.128% 4/4/08	15,000,000	14,996,100
CBA Delaware Finance
3.00% 5/14/08	25,000,000	24,911,014
3.122% 4/15/08	7,800,000	7,790,597
Danske
2.767% 4/17/08	15,000,000	14,981,600
2.967% 5/27/08	15,000,000	14,931,283
3.104% 5/1/08	10,000,000	9,974,333
4.528% 4/7/08	10,350,000	10,342,282
Fortis Banque 2.932% 5/13/08	20,000,000	19,932,100
Natexis Banques Populaires 3.792% 5/13/08	15,000,000	14,934,462
Nordea North America
2.687% 4/16/08	13,750,000	13,734,646
2.924% 5/5/08	20,000,000	19,945,033
Rabobank Australian & New Zealand 2.942% 5/13/08	20,000,000	19,931,867
Societe General North America
4.215% 4/11/08	10,000,000	9,988,417
4.262% 5/12/08	10,000,000	9,952,167
Svenska Handlesbanken
3.796% 4/18/08	12,500,000	12,477,806
4.593% 4/2/08	20,000,000	19,997,478
UBS Finance 2.35% 4/1/08	50,000,000	50,000,000
		353,818,893
Industrials – 7.31%
Archer Daniels 3.935% 5/22/08	15,000,000	14,917,550
AstraZeneca
2.786% 8/20/08	6,000,000	5,935,375
2.915% 7/7/08	17,500,000	17,364,200
Danaher 2.302% 4/7/08	25,000,000	24,990,417
Genentech
2.244% 4/23/08	10,350,000	10,335,832
2.553% 4/1/08	10,125,000	10,125,000
		83,668,374
Mortgage Bankers & Brokers – 43.78%
Abbey National North America 3.816% 4/14/08	20,000,000	19,972,700
ABN-AMRO North America 2.475% 4/18/08	25,000,000	24,970,841
Australian & New Zealand Banking Group 4.23% 4/21/08	7,500,000	7,482,583
Bank of America
2.982% 5/19/08	10,000,000	9,960,533
3.043% 4/21/08	10,000,000	9,983,222
4.31% 5/1/08	6,975,000	6,950,297
Bank of Scotland
3.277% 4/28/08	15,000,000	14,963,438
4.733% 4/14/08	10,000,000	9,983,244
BNP Paribas Finance 2.636% 4/30/08	18,440,000	18,400,933
Credit Suisse First Boston New York 4.603% 4/2/08	15,000,000	14,998,104
Dexia
	3.765% 4/17/08	20,000,000
19,966,844
2.54% 4/1/08	30,000,000	30,000,000
ING Funding
2.587% 6/25/08	10,000,000	9,939,319
2.992% 5/20/08	10,000,000	9,959,575
4.736% 4/21/08	10,000,000	9,974,111
JP Morgan Chase
3.003% 5/1/08	10,600,000	10,573,677
3.073% 4/22/08	25,000,000	24,955,521
Lloyds TSB Bank
	2.941% 5/5/08	20,000,000
19,944,844
	2.74% 4/1/08	30,000,000
30,000,000
Morgan Stanley
4.792% 5/12/08	7,500,000	7,460,110
5.094% 5/5/08	10,000,000	9,953,344
Natexis Banques Populaires 2.84% 4/1/08	35,000,000	35,000,000
Nordea North America 2.49% 4/1/08	16,250,000	16,250,000
Royal Bank of Scotland 3.719% 7/17/08	10,000,000	9,891,514
Scotiabanc 4.602% 4/1/08	15,000,000	15,000,000
Skandinaviska Enskilda Bank
3.764% 6/16/08	15,000,000	14,882,675
3.103% 4/17/08	10,000,000	9,986,311
Societe General North America 4.873% 4/1/08	30,000,000	30,000,000
Toronto Dom Holding
2.987% 5/21/08	15,000,000	14,938,229
2.99% 4/7/08	20,000,000	19,990,083
Westpac Securities
3.828% 4/7/08	10,000,000	9,993,683
4.282% 4/21/08	5,000,000	4,988,250
		501,313,985
Total Discounted Commercial Paper (Cost $1,023,603,627)		1,023,603,627
•Floating Rate Notes – 4.41%
American Express Bank 3.025% 9/18/08	15,000,000	15,000,000
≥American International Group 2.599% 6/23/08	6,500,000	6,500,163
≥Australian & New Zealand Banking Group 3.004% 10/3/08	10,000,000	10,000,000
Bank of America 2.315% 5/16/08	5,000,000	5,000,000
≥Goldman Sachs Group 3.331% 3/25/09	14,000,000	14,000,000
Total Floating Rate Notes (Cost $50,500,163)		50,500,163

Total Value of Securities – 99.93%
(Cost $1,144,103,790) ©		1,144,103,790
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		856,530
Net Assets Applicable to 114,496,985 Shares Outstanding – 100.00%		$1,144,960,320

 ≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2008.
©Also the cost for federal income tax purposes.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2008, the aggregate amount of these securities was $30,500,163, which represented 2.66% of the Fund’s net assets. See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Money Market Fund (Fund).

Security Valuation –  Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates –  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the life of the respective securities The Fund declares and pays dividends daily from net investment income and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$-	$-
Level 2	1,144,103,790	-
Level 3	-	-
Total	$1,144,103,790	$-

3. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 85.29% of net assets at March 31, 2008. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.93%
Aerospace & Defense – 0.84%
†Spirit Aerosystems Holdings Class A	357,000	$7,918,260
		7,918,260
Air Freight & Logistics – 1.00%
FedEx	102,300	9,480,141
		9,480,141
Airlines – 0.34%
Southwest Airlines	258,900	3,210,360
		3,210,360
Auto Components – 0.85%
Magna International Class A	68,400	4,935,060
WABCO Holdings	68,100	3,106,737
		8,041,797
Biotechnology – 4.02%
†Amgen	212,500	8,878,250
†Genentech	127,300	10,334,214
†Gilead Sciences	294,200	15,160,126
†Vertex Pharmaceuticals	152,900	3,652,781
		38,025,371
Capital Markets – 1.32%
Bank of New York Mellon	298,300	12,448,059
		12,448,059
Chemicals – 3.70%
Airgas	278,600	12,667,942
Ecolab	308,400	13,393,812
Lubrizol	161,100	8,942,661
		35,004,415
Commercial Banks – 2.34%
PNC Financial Services Group	145,900	9,566,663
U.S. Bancorp	386,600	12,510,376
		22,077,039
Commercial Services & Supplies – 0.92%
Republic Services	208,600	6,099,464
Robert Half International	101,300	2,607,462
		8,706,926
Communications Equipment – 4.15%
†Cisco Systems	1,139,500	27,450,555
QUALCOMM	287,900	11,803,900
		39,254,455
Computers & Peripherals – 5.56%
†Apple	90,900	13,044,150
†EMC	918,300	13,168,422
Hewlett-Packard	576,400	26,318,424
		52,530,996
Construction & Engineering – 1.86%
Fluor	124,600	17,588,536
		17,588,536
Consumer Finance – 1.02%
Capital One Financial	196,800	9,686,496
		9,686,496
Containers & Packaging – 0.63%
†Pactiv	228,600	5,991,606
		5,991,606
Diversified Financial Services – 2.90%
Bank of America	724,100	27,450,631
		27,450,631
Diversified Telecommunications Services – 3.39%
Embarq	176,900	7,093,690
Qwest Communications International	648,800	2,939,064
Telefonos de Mexico ADR	194,700	7,320,720
Verizon Communications	403,400	14,703,930
		32,057,404
Electrical Equipment – 1.02%
Roper Industries	162,900	9,682,776
		9,682,776
Energy Equipment & Services – 8.69%
†Exterran Holdings	144,200	9,306,668
†Nabors Industries	397,300	13,416,821
†National Oilwell Varco	278,100	16,235,478
Noble	313,700	15,581,479
Patterson-UTI Energy	177,800	4,654,804
Tidewater	102,300	5,637,753
†Transocean	80,100	10,829,520
†Weatherford International	89,100	6,457,077
		82,119,600
Food & Staples Retailing – 3.05%
CVS Caremark	371,000	15,029,210
Walgreen	363,000	13,826,670
		28,855,880
Food Products – 4.17%
General Mills	178,800	10,706,544
Heinz (H.J.)	266,600	12,522,202
Kellogg	145,700	7,657,992
Wrigley, (WM) Jr.	109,000	6,849,560
Wrigley, (WM) Jr. Class B	26,900	1,673,180
		39,409,478
Gas Utilities – 0.71%
Equitable Resources	113,900	6,708,710
		6,708,710
Health Care Equipment & Supplies – 4.23%
Bard (C.R.)	93,700	9,032,680
Baxter International	140,300	8,112,146
†Gen-Probe	114,400	5,514,080
†Hologic	108,800	6,049,280
Medtronic	232,800	11,260,536
		39,968,722
Health Care Providers & Services – 2.53%
†Express Scripts	231,200	14,870,784
UnitedHealth Group	263,300	9,046,988
		23,917,772
Hotels, Restaurants & Leisure – 1.31%
Burger King Holdings	447,700	12,383,382
		12,383,382
Household Durables – 1.33%
†Jarden	405,400	8,813,396
Sony ADR	92,700	3,714,489
		12,527,885
Household Products – 1.26%
Clorox	210,700	11,934,048
		11,934,048
Insurance – 5.17%
AFLAC	162,100	10,528,395
American International Group	300,400	12,992,300
Berkley (W.R.)	224,500	6,216,405
Everest Re Group	60,100	5,380,753
Prudential Financial	175,200	13,709,400
		48,827,253
Internet Software & Services – 1.52%
†Google Class A	32,600	14,359,322
		14,359,322
IT Services – 1.05%
Accenture Class A	194,200	6,830,014
†Visa Class A	49,400	3,080,584
		9,910,598
Life Sciences Tools & Services – 0.60%
PerkinElmer	235,300	5,706,025
		5,706,025
Machinery – 1.08%
Lincoln Electric Holdings	158,200	10,202,318
		10,202,318
Media – 1.95%
Comcast Class A	575,200	11,124,368
†Viacom Class B	183,400	7,266,308
		18,390,676
Metals & Mining – 0.42%
Worthington Industries	232,700	3,925,649
		3,925,649
Multiline Retail – 1.43%
†Kohl's	124,900	5,356,961
Nordstrom	250,300	8,159,780
		13,516,741
Multi-Utilities – 1.73%
NSTAR	323,000	9,828,890
Puget Energy	250,900	6,490,783
		16,319,673
Oil, Gas & Consumable Fuels – 1.57%
EOG Resources	123,400	14,808,000
		14,808,000
Pharmaceuticals – 4.84%
Allergan	212,800	11,999,792
†Barr Pharmaceuticals	94,000	4,541,140
†Forest Laboratories	290,900	11,638,909
Shire ADR	302,600	17,538,696
		45,718,537
Real Estate Investment Trusts – 1.35%
Host Hotels & Resorts	228,300	3,634,536
ProLogis	88,300	5,197,338
Simon Property Group	42,400	3,939,384
		12,771,258
Semiconductors & Semiconductor Equipment – 2.03%
Applied Materials	552,600	10,781,226
Texas Instruments	297,500	8,410,325
		19,191,551
Software – 4.12%
Microsoft	1,048,500	29,756,430
†Oracle	471,500	9,222,540
		38,978,970
Specialty Retail – 3.11%
Abercrombie & Fitch Class A	135,900	9,939,726
Best Buy	250,900	10,402,314
†Urban Outfitters	289,900	9,088,365
		29,430,405
Textiles, Apparel & Luxury Goods – 1.42%
†Coach	246,800	7,441,020
Phillips-Van Heusen	158,700	6,017,904
		13,458,924
Thrift & Mortgage Finance – 0.40%
Washington Mutual	364,200	3,751,260
		3,751,260
Total Common Stock (Cost $710,226,228)		916,247,905
	Principal
	Amount
	(U.S.$)

≠Discount Note – 2.86%
Federal Home Loan Bank 1.50% 4/1/08	$26,985,000	26,985,000
Total Discount Note (Cost $26,985,000)		26,985,000
Total Value of Securities – 99.79%
(Cost $737,211,228)		943,232,905
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		2,017,695
Net Assets Applicable to 28,223,132 Shares Outstanding – 100.00%		$945,250,600

  †Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield as of the time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$737,753,763
Aggregate unrealized appreciation	249,682,490
Aggregate unrealized depreciation	(44,203,348)
Net unrealized appreciation	$205,479,142

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$914,574,725	$-
Level 2	26,985,000	-
Level 3	1,673,180	-
Total	$943,232,905	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$1,587,100	$-
Net change in unrealized
appreciation/depreciation	86,080	-
Balance as of 3/31/08	$1,673,180	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$86,080	$-

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

March 31, 2008

	Number of	Value
	Shares	(U.S $)
Common Stock – 97.46%
Aerospace & Defense – 1.25%
†Alliant Techsystems	30,900	$3,199,077
Goodrich	83,800	4,819,338
		8,018,415
Auto Components – 2.19%
Borg Warner	112,400	4,836,572
Johnson Controls	271,200	9,166,560
		14,003,132
Building Products – 0.48%
Masco	156,200	3,097,446
		3,097,446
Capital Markets – 1.37%
Northern Trust	77,500	5,151,425
Raymond James Financial	157,550	3,620,499
		8,771,924
Chemicals – 4.79%
Eastman Chemical	66,800	4,171,660
FMC	220,400	12,229,996
PPG Industries	63,500	3,842,385
RPM International	181,500	3,800,610
Sigma-Aldrich	110,000	6,561,500
		30,606,151
Commercial Banks – 4.40%
Associated Banc-Corp	163,300	4,348,679
Bank of Hawaii	171,300	8,489,628
Colonial BancGroup	399,100	3,843,333
Marshall & Ilsley	120,600	2,797,920
Regions Financial	130,000	2,567,500
TCF Financial	157,100	2,815,232
Zions Bancorp	72,100	3,284,155
		28,146,447
Commercial Services & Supplies – 3.44%
Brink's	117,000	7,860,060
Donnelley (R.R.) & Sons	136,100	4,125,191
Manpower	83,400	4,692,084
Republic Services	180,450	5,276,358
		21,953,693
Communications Equipment – 0.39%
†Polycom	111,300	2,508,702
		2,508,702
Computers & Peripherals – 0.89%
†Apple	39,600	5,682,600
		5,682,600
Containers & Packaging – 2.34%
Ball	134,600	6,183,524
†Pactiv	231,700	6,072,857
Sonoco Products	94,900	2,716,987
		14,973,368
Diversified Consumer Services – 0.96%
Service International	603,300	6,117,462
		6,117,462
Diversified Telecommunications Services – 0.54%
CenturyTel	103,100	3,427,044
		3,427,044
Electric Utilities – 2.59%
Edison International	163,100	7,995,162
PPL	186,000	8,541,120
		16,536,282
Electrical Equipment – 1.09%
Rockwell Automation	121,300	6,965,046
		6,965,046
Electronic Equipment & Instruments – 1.56%
†Agilent Technologies	134,400	4,009,152
†Avnet	182,300	5,966,679
		9,975,831
Energy Equipment & Services – 2.20%
ENSCO International	123,100	7,708,522
Rowan Companies	153,600	6,325,248
		14,033,770
Food & Staples Retailing – 0.95%
CVS Caremark	150,200	6,084,602
		6,084,602
Food Products – 3.28%
Archer-Daniels-Midland	201,300	8,285,508
Del Monte Foods	422,300	4,024,519
Hershey	60,000	2,260,200
†Smithfield Foods	143,900	3,706,864
Tyson Foods Class A	168,900	2,693,955
		20,971,046
Gas Utilities – 2.06%
Equitable Resources	129,100	7,603,990
Questar	98,000	5,542,880
		13,146,870
Health Care Equipment & Supplies – 0.92%
Becton Dickinson	68,700	5,897,895
		5,897,895
Health Care Providers & Services – 3.11%
CIGNA	112,800	4,576,296
McKesson	128,400	6,724,308
Omnicare	116,600	2,117,456
Universal Health Services Class B	119,900	6,437,431
		19,855,491
Hotels, Restaurants & Leisure – 1.25%
Marriott International Class A	154,800	5,318,928
Starwood Hotels & Resorts Worldwide	52,000	2,691,000
		8,009,928
Household Durables – 1.52%
Centex	63,200	1,530,072
D.R. Horton	165,533	2,607,145
Fortune Brands	80,200	5,573,900
		9,711,117
Household Products – 0.96%
†Energizer Holdings	68,000	6,152,640
		6,152,640
Industrial Conglomerates – 1.31%
Textron	151,400	8,390,588
		8,390,588
Insurance – 10.28%
American Financial Group	255,050	6,519,078
Berkley (W.R.)	297,450	8,236,390
Loews	186,000	7,480,920
Manulife Financial	173,526	6,590,517
Nationwide Financial Services Class A	102,500	4,846,200
Old Republic International	200,850	2,592,974
Protective Life	182,600	7,406,256
Reinsurance Group of America	111,800	6,086,392
Stancorp Financial Group	135,000	6,440,850
Torchmark	76,000	4,568,360
Travelers	103,500	4,952,475
		65,720,412
IT Services – 1.50%
†Computer Sciences	114,600	4,674,534
Electronic Data Systems	293,600	4,888,440
		9,562,974
Leisure Equipment & Products – 0.89%
Eastman Kodak	126,000	2,226,420
Hasbro	123,000	3,431,700
		5,658,120
Life Sciences Tools & Services – 0.88%
†Thermo Fisher Scientific	98,500	5,598,740
		5,598,740
Machinery – 6.10%
Cummins	143,200	6,704,624
Eaton	43,600	3,473,612
Harsco	163,800	9,071,244
Ingersoll-Rand Class A	63,800	2,844,204
PACCAR	121,500	5,467,500
Parker Hannifin	90,750	6,286,253
Timken	172,700	5,132,644
		38,980,081
Media – 0.98%
†AH Belo Class A	47,900	547,497
Belo Class A	239,500	2,531,515
Meredith	83,100	3,178,575
		6,257,587
Metals & Mining – 1.67%
Nucor	158,000	10,702,920
		10,702,920
Multiline Retail – 2.26%
†Dollar Tree	261,800	7,223,062
Macy's	230,000	5,303,800
†Saks	153,900	1,919,133
		14,445,995
Multi-Utilities – 4.39%
Energy East	232,600	5,610,312
PG&E	133,100	4,900,742
Public Service Enterprise Group	198,200	7,965,658
Sempra Energy	107,000	5,700,960
Wisconsin Energy	88,000	3,871,120
		28,048,792
Oil, Gas & Consumable Fuels – 5.51%
Chesapeake Energy	136,500	6,299,475
El Paso	331,300	5,512,832
Marathon Oil	185,600	8,463,360
†Newfield Exploration	173,500	9,169,475
Williams Companies	175,000	5,771,500
		35,216,642
Pharmaceuticals – 0.74%
†Watson Pharmaceuticals	161,800	4,743,976
		4,743,976
Real Estate Invesment Trusts – 4.24%
Boston Properties	60,600	5,579,442
Brandywine Realty Trust	341,300	5,788,448
Highwoods Properties	213,600	6,636,552
Kimco Realty	117,600	4,606,392
Simon Property Group	48,300	4,487,553
		27,098,387
Real Estate Management & Development – 0.64%
St. Joe	94,700	4,065,471
		4,065,471
Road & Rail – 1.97%
Canadian National Railway	104,100	5,030,112
CSX	134,600	7,547,022
		12,577,134
Semiconductors & Semiconductor Equipment – 0.44%
National Semiconductor	154,800	2,835,936
		2,835,936
Software – 3.78%
†Adobe Systems	94,600	3,366,814
†Citrix Systems	85,400	2,504,782
†Compuware	815,900	5,988,706
†Metavante Technologies	24,600	491,754
†Sybase	233,900	6,151,570
†Synopsys	249,200	5,659,332
		24,162,958
Specialty Retail – 3.21%
PETsMART	173,000	3,536,120
Ross Stores	243,400	7,292,264
Sherwin-Williams	92,000	4,695,680
Tiffany & Co.	118,700	4,966,408
		20,490,472
Textiles, Apparel & Luxury Goods – 0.83%
VF	68,800	5,332,688
		5,332,688
Tobacco – 1.31%
Reynolds American	142,000	8,382,260
		8,382,260
Total Common Stock (Cost $402,701,864)		622,919,035
	Principal
	Amount
	(U.S $)
≠Discounted Commercial Paper – 1.31%
Natixis 2.84% 4/1/08	$8,385,000	8,385,000
Total Discounted Commercial Paper (Cost $8,385,000)		8,385,000

Total Value of Securities – 98.77%
(Cost $411,086,864)		631,304,035
Receivables and Other Assets Net of Liabilities (See Notes) – 1.23%		7,858,114
Net Assets Applicable to 16,569,778 Shares Outstanding – 100.00%		$639,162,149

  † Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) –  LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$411,089,130
Aggregate unrealized appreciation	245,672,477
Aggregate unrealized depreciation	(25,457,572)
Net unrealized appreciation	$220,214,905

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$622,919,035	$-
Level 2	8,385,000	-
Level 3	-	-
Total	$631,304,035	$-

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 92.70%
Equity Funds – 25.31%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	2,022,643	$ 15,796,842
Delaware VIP Value Series	512,227	8,892,253
*Lincoln Variable Insurance Products Trust –
LVIP MFS Value Fund	858,313	20,592,644
LVIP T. Rowe Price Growth Stock Fund	963,505	15,533,631
		60,815,370
Fixed Income Funds – 58.00%
**Delaware Group Government Funds – Inflation Protected Bond Fund	1,939,734	20,483,587
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	8,769,639	87,082,517
Delaware VIP High Yield Series	1,358,363	7,226,489
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	1,918,140	24,577,124
		139,369,717
International Equity Funds – 9.39%
*Lincoln Variable Insurance Products Trust –
LVIP Marsico International Growth Fund	697,299	11,220,938
LVIP Mondrian International Value Fund	513,649	11,342,918
		22,563,856
Total Affiliated Investment Companies (Cost $223,537,074)		222,748,943

Unaffiliated Investment Companies – 7.11%
Equity Fund – 2.85%
**Fidelity Variable Insurance Products – Mid Cap Portfolio	247,612	6,836,562
		6,836,562
International Fixed Income Fund – 4.26%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	565,223	10,241,848
		10,241,848
Total Unaffiliated Investment Companies (Cost $17,863,934)		17,078,410

Total Value of Securities – 99.81%
(Cost $241,401,008)		239,827,353
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		465,300
Net Assets Applicable to 20,552,946 Shares Outstanding – 100.00%		$240,292,653

*Standard Class Shares
**Institutional Class Shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$242,557,587
Aggregate unrealized appreciation	3,902,476
Aggregate unrealized depreciation	(6,632,710)
Net unrealized depreciation	$ (2,730,234)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$239,827,353	$-
Level 2	-	-
Level 3	-	-
Total	$239,827,353	$-

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 93.96%
Equity Funds – 35.20%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	7,208,774	$ 56,300,526
Delaware VIP Value Series	1,817,056	31,544,084
*Lincoln Variable Insurance Products Trust –
LVIP Capital Growth Fund	1,699,009	39,840,067
LVIP MFS Value Fund	3,412,529	81,873,399
LVIP Mid-Cap Value Fund	2,438,445	30,607,360
LVIP T. Rowe Price Growth Stock Fund	3,426,916	55,248,746
		295,414,182
Fixed Income Funds – 40.47%
**Delaware Group Government Funds – Inflation Protected Bond Fund	4,357,751	46,017,853
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	22,519,499	223,618,624
Delaware VIP High Yield Series	4,860,022	25,855,318
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	3,449,223	44,194,893
		339,686,688
International Equity Funds – 18.29%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	1,953,447	40,885,653
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	2,132,896	16,598,196
LVIP Marsico International Growth Fund	2,964,747	47,708,701
LVIP Mondrian International Value Fund	2,189,490	48,350,509
		153,543,059
Total Affiliated Investment Companies (Cost $804,140,923)		788,643,929

Unaffiliated Investment Companies – 6.07%
Equity Fund – 3.87%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	1,176,168	32,474,003
		32,474,003
International Fixed Income Fund – 2.20%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	1,021,069	18,501,765
		18,501,765
Total Unaffiliated Investment Companies (Cost $56,682,023)		50,975,768

Short-Term Investment – 0.04%
Money Market Instrument – 0.04%
Dreyfus Cash Management Fund	312,582	312,582
Total Short-Term Investment (Cost $312,582)		312,582

Total Value of Securities – 100.07%
(Cost $861,135,528)		839,932,279
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(587,230)
Net Assets Applicable to 68,762,190 Shares Outstanding – 100.00%		$839,345,049

*Standard Class shares
**Institutional Class shares
____________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$863,945,308
Aggregate unrealized appreciation	17,793,498
Aggregate unrealized depreciation	(41,806,527)
Net unrealized depreciation	$ (24,013,029)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs that are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$839,932,279	$-
Level 2	-	-
Level 3	-	-
Total	$839,932,279	$-

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 94.68%
Equity Funds – 48.75%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	484,686	$ 12,325,569
Delaware VIP U.S. Growth Series	6,766,605	52,847,188
Delaware VIP Value Series	1,995,372	34,639,664
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	428,654	11,522,649
LVIP Capital Growth Fund	1,486,026	34,845,834
LVIP MFS Value Fund	3,482,943	83,562,759
LVIP Mid-Cap Value Fund	1,336,143	16,771,261
LVIP T. Rowe Price Growth Stock Fund	2,857,542	46,069,294
		292,584,218
Fixed Income Funds – 19.48%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	5,933,165	58,916,328
Delaware VIP High Yield Series	2,370,637	12,611,791
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	3,542,701	45,392,633
		116,920,752
International Equity Funds – 26.45%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	1,710,379	35,798,235
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	1,556,862	12,115,498
LVIP Marsico International Growth Fund	3,608,579	58,069,246
LVIP Mondrian International Value Fund	2,390,903	52,798,309
		158,781,288
Total Affiliated Investment Companies (Cost $586,989,161)		568,286,258

Unaffiliated Investment Companies – 5.21%
Equity Fund – 2.96%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	643,986	17,780,445
		17,780,445
International Fixed Income Fund – 2.25%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	745,864	13,515,061
		13,515,061
Total Unaffiliated Investment Companies (Cost $34,293,482)		31,295,506

Short-Term Investment – 0.17%
Money Market Instrument – 0.17%
Dreyfus Cash Management Fund	1,024,607	1,024,607
Total Short-Term Investment (Cost $1,024,607)		1,024,607

Total Value of Securities – 100.06%
(Cost $622,307,250)		600,606,371
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(382,310)
Net Assets Applicable to 48,775,502 Shares Outstanding – 100.00%		$600,224,061

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$625,369,883
Aggregate unrealized appreciation	8,162,452
Aggregate unrealized depreciation	(32,925,964)
Net unrealized depreciation	$ (24,763,512)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$ 600,606,371	$-
Level 2	-
Level 3	-	-
Total	$600,606,371	$-

Schedule of Investments (Unaudited)

LVIP Wilshire Aggressive Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 95.76%
Equity Funds – 61.71%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	125,072	$ 3,180,590
Delaware VIP U.S. Growth Series	2,326,360	18,168,871
Delaware VIP Value Series	775,781	13,467,558
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	110,468	2,969,494
LVIP Capital Growth Fund	317,987	7,456,487
LVIP MFS Value Fund	1,092,312	26,206,757
LVIP Mid-Cap Value Fund	459,765	5,770,970
LVIP T. Rowe Price Growth Stock Fund	1,012,417	16,322,189
		93,542,916
International Equity Funds – 34.05%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	735,923	15,402,868
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	401,731	3,126,274
LVIP Marsico International Growth Fund	1,020,874	16,427,908
LVIP Mondrian International Value Fund	754,555	16,662,842
		51,619,892
Total Affiliated Investment Companies (Cost $150,091,212)		145,162,808

Unaffiliated Investment Company – 4.03%
Equity Fund – 4.03%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	221,495	6,115,469
Unaffiliated Investment Company (Cost $7,387,264)		6,115,469

Total Value of Securities – 99.79%
(Cost $157,478,476)		151,278,277
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		320,079
Net Assets Applicable to 11,855,587 Shares Outstanding – 100.00%		$151,598,356

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Aggressive Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$159,930,724
Aggregate unrealized appreciation	2,070,646
Aggregate unrealized depreciation	(10,723,093)
Net unrealized depreciation	$ (8,652,447)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$151,278,277	$-
Level 2	-	-
Level 3	-	-
Total	$151,278,277	$-

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 93.81%
Equity Funds – 32.49%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	76,586	$598,139
Delaware VIP Value Series	22,761	395,129
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	7,323	196,861
LVIP Capital Growth Fund	16,646	390,324
LVIP Delaware Special Opportunities Fund	5,211	201,016
LVIP MFS Value Fund	41,714	1,000,800
LVIP T. Rowe Price Growth Stock Fund	36,448	587,620
		3,369,889
Fixed Income Funds – 43.05%
**Delaware Group Government Funds – Inflation Protected Bond Fund	331,472	3,500,341
*Delaware VIP Trust – Delaware VIP Diversified Income Series	97,193	965,123
		4,465,464
International Equity Funds – 18.27%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	14,282	298,927
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	26,580	206,848
LVIP Marsico International Growth Fund	42,952	691,186
LVIP Mondrian International Value Fund	31,616	698,166
		1,895,127
Total Affiliated Investment Companies (Cost $9,906,042)		9,730,480

Unaffiliated Investment Companies – 6.15%
Equity Fund – 1.92%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	7,210	199,082
		199,082
International Fixed Income Fund – 4.23%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	24,233	439,108
		439,108
Total Unaffiliated Investment Companies (Cost $647,863)		638,190

Short-Term Investment – 2.64%
Money Market Instrument
Dreyfus Cash Management Fund	273,912	273,912
Total Short-Term Investment (Cost $273,912)		273,912

Total Value of Securities – 102.60% (Cost $10,827,817)		10,642,582
Liabilities Net of Receivables and Other Assets (See Notes) – (2.60%)		(269,855)
Net Assets Applicable to 1,009,230 Shares Outstanding – 100.00%		$10,372,727

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,938,861
Aggregate unrealized appreciation	188,426
Aggregate unrealized depreciation	(484,705)
Net unrealized depreciation	$ (296,279)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$10,642,582	$-
Level 2	-	-
Level 3	-	-
Total	$10,642,582	$-

Table of Content

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 92.03%
Equity Funds – 36.19%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	151,926	$1,186,546
Delaware VIP Value Series	48,382	839,915
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	12,411	333,618
LVIP Capital Growth Fund	28,436	666,794
LVIP Delaware Special Opportunities Fund	13,306	513,277
LVIP MFS Value Fund	71,010	1,703,683
LVIP T. Rowe Price Growth Stock Fund	72,390	1,167,064
		6,410,897
Fixed Income Funds – 34.73%
**Delaware Group Government Funds – Inflation Protected Bond Fund	408,668	4,315,530
*Delaware VIP Trust – Delaware VIP Diversified Income Series	184,921	1,836,269
		6,151,799
International Equity Funds – 21.11%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	24,481	512,387
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	67,431	524,749
LVIP Marsico International Growth Fund	83,443	1,342,764
LVIP Mondrian International Value Fund	61,555	1,359,317
		3,739,217
Total Affiliated Investment Companies (Cost $16,772,998)		16,301,913

Unaffiliated Investment Companies – 7.13%
Equity Fund – 2.88%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	18,460	509,674
		509,674
International Fixed Income Fund – 4.25%
**Franklin Templeton Variable Insurance Products Trust -– Global Income Securities Fund	41,572	753,282
		753,282
Total Unaffiliated Investment Companies (Cost $1,309,225)		1,262,956

Short-Term Investment – 0.56%
Money Market Instrument – 0.56%
Dreyfus Cash Management Fund	98,807	98,807
Total Short-Term Investment (Cost $98,807)
		98,807
Total Value of Securities – 99.72%
(Cost $18,181,030)		17,663,676
Receivables and Other Assets Net of Liabilities (See Notes) – 0.28%		49,653
Net Assets Applicable to 1,766,980 Shares Outstanding – 100.00%		$17,713,329

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$18,369,747
Aggregate unrealized appreciation	276,766
Aggregate unrealized depreciation	(982,837)
Net unrealized depreciation	$ (706,071)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$17,663,676	$-
Level 2	-	-
Level 3	-	-
Total	$17,663,676	$-

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 92.36%
Equity Funds – 44.65%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	9,899	$251,733
Delaware VIP U.S. Growth Series	139,220	1,087,308
Delaware VIP Value Series	41,393	718,584
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	8,886	238,875
LVIP Capital Growth Fund	25,181	590,480
LVIP Delaware Special Opportunities Fund	6,321	243,844
LVIP MFS Value Fund	55,575	1,333,358
LVIP T. Rowe Price Growth Stock Fund	66,282	1,068,604
		5,532,786
Fixed Income Funds – 21.35%
**Delaware Group Government Funds - Inflation Protected Bond Fund	151,539	1,600,250
*Delaware VIP Trust - Delaware VIP Diversified Income Series	105,203	1,044,668
		2,644,918
International Equity Funds – 26.36%
*Delaware VIP Trust - Delaware VIP Emerging Markets Series	28,918	605,244
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	48,456	377,086
LVIP Marsico International Growth Fund	66,904	1,076,621
LVIP Mondrian International Value Fund	43,893	969,299
LVIP Templeton Growth Fund	8,004	237,218
		3,265,468
Total Affiliated Investment Companies (Cost $12,031,500)		11,443,172

Unaffiliated Investment Companies – 7.24%
Equity Fund – 2.92%
**Fidelity Variable Insurance Products Trust - Mid Cap Portfolio	13,129	362,493
		362,493
International Fixed Income Fund – 4.32%
**Franklin Templeton Variable Insurance Products Trust - Global Income Securities Fund	29,526	535,006
		535,006
Total Unaffiliated Investment Companies (Cost $929,728)		897,499

Short-Term Investment – 1.28%
Money Market Instrument – 1.28%
Dreyfus Cash Management Fund	158,059	158,059
Total Short-Term Investment (Cost $158,059)		158,059

Total Value of Securities – 100.88%
(Cost $13,119,287)		12,498,730
Liabilities Net of Receivables and Other Assets (See Notes) – (0.88%)		(108,556)
Net Assets Applicable to 1,240,836 Shares Outstanding – 100.00%		$12,390,174

*Standard Class shares
**Institutional Class shares
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,250,903
Aggregate unrealized appreciation	105,730
Aggregate unrealized depreciation	(857,903)
Net unrealized depreciation	$ (752,173)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$12,498,730	$-
Level 2	-	-
Level 3	-	-
Total	$12,498,730	$-

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 91.95%
Equity Funds – 50.19%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	8,888	$226,022
Delaware VIP U.S. Growth Series	83,126	649,214
Delaware VIP Value Series	28,928	502,197
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	5,332	143,333
LVIP Capital Growth Fund	14,983	351,329
LVIP Delaware Special Opportunities Fund	5,671	218,768
LVIP MFS Value Fund	36,193	868,334
LVIP T. Rowe Price Growth Stock Fund	43,893	707,639
		3,666,836
Fixed Income Funds – 5.36%
**Delaware Group Government Funds - Inflation Protected Bond Fund	22,422	236,773
*Delaware VIP Trust - Delaware VIP Diversified Income Series	15,585	154,754
		391,527
International Equity Funds – 36.40%
*Delaware VIP Trust - Delaware VIP Emerging Markets Series	17,192	359,823
*Lincoln Variable Insurance Products Trust -
LVIP Cohen & Steers Global Real Estate Fund	19,286	150,082
LVIP Marsico International Growth Fund	57,735	929,067
LVIP Mondrian International Value Fund	42,467	937,803
LVIP Templeton Growth Fund	9,551	283,083
		2,659,858
Total Affiliated Investment Companies (Cost $7,101,690)		6,718,221

Unaffiliated Investment Companies – 7.18%
Equity Funds – 3.94%
**Fidelity Variable Insurance Products Trust - Mid Cap Portfolio	10,434	288,074
		288,074
International Fixed Income Fund – 3.24%
**Franklin Templeton Variable Insurance Products Trust - Global Income Securities Fund	13,073	236,876
		236,876
Total Unaffiliated Investment Companies (Cost $555,839)		524,950

Short-Term Investment – 0.55%
Money Market Instrument – 0.55%
Dreyfus Cash Management Fund	40,250	40,250
Total Short-Term Investment (Cost $40,250)		40,250

Total Value of Securities – 99.68%
(Cost $7,697,779)		7,283,421
Receivables and Other Assets Net of Liabilities (See Notes) – 0.32%		23,353
Net Assets Applicable to 756,511 Shares Outstanding – 100.00%		$7,306,774

*Standard Class shares
**Institutional Class shares
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,804,833
Aggregate unrealized appreciation	21,384
Aggregate unrealized depreciation	(542,796)
Net unrealized depreciation	$(521,412)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$7,283,421	$-
Level 2	-	-
Level 3	-	-
Total	$7,283,421	$-

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.38%∆
Australia – 7.24%
CFS Retail Property Trust	273,494	$ 542,413
Commonwealth Property Office Fund	689,522	838,151
Dexus Property Group	859,079	1,322,987
Goodman Group	236,507	931,631
GPT Group	451,615	1,341,449
Mirvac Group	505,138	1,855,916
Stockland	187,612	1,198,561
Tishman Speyer Office Fund	488,076	613,356
Westfield Group	282,526	4,596,220
		13,240,684
Austria – 0.27%
†CA Immobilien Anlagen	23,307	497,339
		497,339
Canada – 1.27%
Brookfield Properties	119,991	2,317,026
		2,317,026
Finland – 0.74%
Citycon	72,504	444,000
Sponda	69,258	903,993
		1,347,993
France – 6.29%
Icade	13,431	1,998,137
Mercialys	13,163	600,610
Societe Immobiliere de Location pour I'Industrie et le Commerce	3,509	532,060
Unibail-Rodamco	32,485	8,357,698
		11,488,505
Germany – 0.67%
Deutsche Wohnen	25,880	740,545
IVG Immobilien	17,119	482,288
		1,222,833
Hong Kong – 14.79%
Cheung Kong Holdings	132,795	1,885,166
Great Eagle Holdings	944,083	2,559,164
Henderson Land Development	710,524	5,047,885
Hongkong Land Holdings	1,110,000	4,584,300
Hysan Development	477,734	1,337,976
Kerry Properties	105,500	635,669
New World China Land	1,543,483	979,567
Shagri-La Asia	317,239	855,877
Sino Land	484,777	1,046,301
Sun Hung Kai Properties	374,355	5,838,590
Wharf Holdings	481,798	2,268,530
		27,039,025
Italy – 0.27%
Beni Stabili	399,495	500,950
		500,950
Japan – 12.43%
Aeon Mall	475	13,169
Kenedix Realty Investment	56	338,594
Mitsubishi Estate	421,000	10,215,780
Mitsui Fudosan	470,800	9,342,354
Nomura Real Estate Office Fund	54	437,501
Sumitomo Realty And Development	84,000	1,479,876
Tokyo Tatemono	135,000	887,997
		22,715,271
Netherlands – 1.33%
Corio	17,090	1,497,009
Eurocommercial Properties	16,652	930,115
		2,427,124
Norway – 0.23%
Norwegian Property	48,887	422,391
		422,391
Singapore – 1.36%
CapitaCommerical Trust	685,000	1,104,959
CapitaLand	301,000	1,388,810
		2,493,769
Sweden – 0.52%
Castellum	78,574	958,429
		958,429
United Kingdom – 11.25%
British Land	100,211	1,824,713
Derwent London	115,941	3,488,263
Great Portland Estates	224,463	2,356,532
Hammerson	148,143	3,266,391
Helical Bar	99,246	740,091
Land Securities Group	235,842	7,053,544
Safestore Holdings	153,375	490,065
Segro	132,866	1,339,524
		20,559,123
United States – 38.72%
Apartment Investment & Management Class A	35,154	1,258,865
AvalonBay Communities	28,652	2,765,491
BioMed Realty Trust	87,175	2,082,611
Boston Properties	30,271	2,787,051
BRE Properties	39,370	1,793,697
Developers Diversified Realty	21,249	889,908
Digital Realty Trust	25,455	903,653
Douglas Emmett	54,793	1,208,734
Equity Lifestyle Properties	984	48,580
Equity Residential	45,644	1,893,770
Essex Property Trust	2,749	313,331
Federal Realty Investment Trust	75,156	5,858,409
Forest City Enterprises Class A	21,189	779,755
General Growth Properties	109,805	4,191,257
Host Hotels & Resorts	188,230	2,996,622
Kilroy Realty	13,734	674,477
LaSalle Hotel Properties	43,330	1,244,871
Liberty Property Trust	30,305	942,789
Macerich	85,005	5,973,300
Mack-Cali Realty	24,286	867,253
Maguire Properties	57,725	826,045
ProLogis	14,372	845,936
Public Storage	45,332	4,017,322
Regency Centers	53,810	3,484,736
Simon Property Group	65,653	6,099,819
SL Green Realty	66,863	5,447,329
Starwood Hotels & Resorts Worldwide	28,053	1,451,743
Sunstone Hotel Investors	83,557	1,337,748
UDR	57,487	1,409,581
Ventas	32,509	1,459,979
Vornado Realty Trust	56,912	4,906,384
		70,761,046
Total Common Stock (Cost $197,247,709)		177,991,508
Short-Term Investment – 3.26%
Money Market Instrument – 3.26%
Dreyfus Cash Management	5,947,156	5,947,156
Total Short-Term Investment (Cost $5,947,156)		5,947,156
Total Value of Securities – 100.64%
(Cost $203,194,865)		183,938,664
Liabilities Net of Receivables and Other Assets (See Notes) – (0.64%)		(1,165,012)
Net Assets Applicable to 23,490,253 Shares Outstanding – 100.00%		$182,773,652

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2008.

Summary of Abbreviations:
  AUD – Australian Dollar
  EUR – European Monetary Unit
  GBP – British Pound Sterling
  JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts1

	Appreciation		Unrealized
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (349,736)	USD 320,323	4/1/08	$ 682
EUR 167,763	USD (265,618)	4/1/08	(838)
GBP (64,257)	USD 127,762	4/1/08	238
GBP 143,932	USD (287,994)	4/1/08	(2,346)
JPY 78,505,923	USD (790,967)	4/1/08	(3,783)
			$(6,047)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”
_____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions  by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$205,982,535
Aggregate unrealized appreciation	2,520,905
Aggregate unrealized depreciation	(24,564,776)
Net unrealized depreciation	$ (22,043,871)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $645,585 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2015.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$183,938,664	$-
Level 2	-	(6,047)
Level 3	-	-
Total	$183,938,664	$(6,047)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.80%
Air Freight & Logistics – 0.58%
UTi Worldwide	91,810	$1,843,545
		1,843,545
Airlines – 0.47%
†Allegiant Travel	56,000	1,479,520
		1,479,520
Auto Components – 1.14%
†LKQ	161,000	3,617,670
		3,617,670
Building Products – 0.41%
Apogee Enterprises	85,000	1,309,000
		1,309,000
Capital Markets – 4.20%
Cohen & Steers	152,860	4,049,261
Eaton Vance	73,000	2,227,230
Evercore Partners Class A	51,100	907,025
GAMCO Investors	36,700	1,848,212
Jefferies Group	254,800	4,109,924
†Thomas Weisel Partners Group	31,600	209,192
		13,350,844
Commercial Banks – 2.53%
Cathay General Bancorp	36,800	762,864
City National	30,000	1,483,800
Frontier Financial	31,400	555,152
Glacier Bancorp	60,200	1,154,034
†SVB Financial Group	36,900	1,610,316
UCBH Holdings	183,700	1,425,512
†Virginia Commerce Bancorp	90,000	1,033,200
		8,024,878
Commercial Services & Supplies – 5.36%
†ChoicePoint	145,000	6,902,000
†Copart	73,500	2,848,860
†CoStar Group	81,500	3,504,500
†Covanta Holding	25,000	687,500
†IHS Class A	11,300	726,703
†Layne Christensen	35,000	1,225,700
Ritchie Bros Auctioneers	13,762	1,130,135
		17,025,398
Construction & Engineering – 1.15%
†AECOM Technology	140,000	3,641,400
		3,641,400
Consumer Finance – 0.70%
†Riskmetrics Group	115,000	2,225,250
		2,225,250
Diversified Consumer Services – 5.06%
DeVry	210,000	8,786,400
†Steiner Leisure	45,000	1,485,000
Strayer Education	38,000	5,795,000
		16,066,400
Diversified Financial Services – 0.94%
†FCStone Group	108,300	2,999,910
		2,999,910
Electric Utilities – 1.42%
ITC Holdings	86,920	4,525,055
		4,525,055
Electronic Equipment & Instruments – 0.79%
†HLTH	246,500	2,351,610
†SunPower Class A	2,200	163,922
		2,515,532
Energy Equipment & Services – 8.32%
†Core Laboratories	35,000	4,175,500
†FMC Technologies	203,800	11,594,182
Helmerich & Payne	118,000	5,530,660
†SEACOR Holdings	50,800	4,336,288
†TETRA Technologies	50,000	792,000
		26,428,630
Food Products – 2.56%
†Peet's Coffee & Tea	122,600	2,882,326
†Ralcorp Holdings	90,000	5,233,500
		8,115,826
Gas Utilities – 1.00%
Southern Union	136,100	3,167,047
		3,167,047
Health Care Equipment & Supplies – 2.92%
†Edwards Lifesciences	153,000	6,816,150
†Gen-Probe	51,100	2,463,020
		9,279,170
Health Care Providers & Services – 5.48%
†AMERIGROUP	218,400	5,968,872
†Community Health Systems	142,100	4,770,297
†Healthways	100,000	3,534,000
†PSS World Medical	77,500	1,291,150
†Skilled Healthcare Group	50,519	554,699
†VCA Antech	47,000	1,285,450
		17,404,468
Hotels, Restaurants & Leisure – 13.39%
Ameristar Casinos	184,600	3,368,950
Boyd Gaming	150,000	3,000,000
†California Pizza Kitchen	172,050	2,255,576
†Cheesecake Factory	163,500	3,562,665
Choice Hotels International	102,600	3,499,686
†Gaylord Entertainment	51,200	1,550,848
†Isle of Capri Casinos	143,200	1,023,880
†Panera Bread Class A	70,000	2,932,300
†Pinnacle Entertainment	102,900	1,317,120
†Scientific Games	52,860	1,115,875
†Vail Resorts	150,000	7,243,500
†Wynn Resorts	115,900	11,664,176
		42,534,576
Household Durables – 0.04%
Brookfield Homes	8,000	134,400
		134,400
Household Products – 0.73%
Church & Dwight	42,600	2,310,624
		2,310,624
Insurance – 1.73%
†Arch Capital Group	80,000	5,493,600
		5,493,600
Internet & Catalog Retail – 1.96%
†Blue Nile	115,000	6,227,250
		6,227,250
Internet Software & Services – 2.14%
†Bankrate	45,000	2,245,050
†Equinix	61,550	4,092,460
†TechTarget	32,002	453,468
		6,790,978
IT Services – 0.76%
†Gartner Group	125,000	2,417,500
		2,417,500
Leisure Equipment & Products – 0.52%
†Marvel Entertainment	62,000	1,660,980
		1,660,980
Life Sciences Tools & Services – 1.61%
†Charles River Laboratories International	86,500	5,098,310
		5,098,310
Machinery – 0.93%
American Railcar Industries	145,700	2,962,081
		2,962,081
Media – 0.02%
National CineMedia	3,000	67,440
		67,440
Oil, Gas & Consumable Fuels – 4.29%
†Carrizo Oil & Gas	36,000	2,133,720
†Encore Acquisition	204,100	8,221,148
†Whiting Petroleum	50,400	3,258,360
		13,613,228
Real Estate Investment Trusts – 1.40%
Acadia Realty Trust	71,300	1,721,895
†Alexander's	5,200	1,843,400
Douglas Emmett	39,500	871,370
		4,436,665
Real Estate Management & Development – 2.77%
†CB Richard Ellis Group Class A	272,600	5,899,064
†HFF Class A	47,100	235,971
St. Joe	62,000	2,661,660
		8,796,695
Road & Rail – 3.15%
†Genesee & Wyoming Class A	200,000	6,880,000
Landstar System	60,000	3,129,600
		10,009,600
Software – 0.89%
FactSet Research Systems	52,400	2,822,788
		2,822,788
Specialty Retail – 8.71%
†Cabela's	100,000	1,416,000
†CarMax	325,900	6,328,978
†Dick's Sporting Goods	244,600	6,550,388
†J Crew Group	142,800	6,307,476
Penske Auto Group	240,000	4,670,400
†Tractor Supply	60,000	2,371,200
		27,644,442
Textiles, Apparel & Luxury Goods – 3.59%
Polo Ralph Lauren	70,000	4,080,300
†Under Armour Class A	200,102	7,323,733
		11,404,033
Trading Companies & Distributors – 1.53%
Aircastle	35,647	401,029
MSC Industrial Direct Class A	105,405	4,453,361
		4,854,390
Transportation Infrastructure – 0.56%
Macquarie Infrastructure	60,900	1,774,017
		1,774,017
Wireless Telecommunication Services – 0.05%
†SBA Communications Class A	5,120	152,730
		152,730
Total Common Stock (Cost $228,945,955)		304,225,870
	Principal
	Amount
	(U.S.$)
≠Discount Note – 3.93%
Federal Home Loan Bank 1.50% 4/1/08	$12,500,000	12,500,000
Total Discount Note (Cost $12,500,000)		12,500,000
	Number of
	Shares
Short-Term Investment – 0.20%
Money Market Instrument – 0.20%
Dreyfus Cash Management Fund	628,594	628,594
Total Short-Term Investment (Cost $628,594)		628,594

Total Value of Securities – 99.93%
(Cost $242,074,549)		317,354,464
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		213,720
Net Assets Applicable to 11,837,104 Shares Outstanding – 100.00%		$317,568,184

†Non-income producing security for the period ended March 31, 2008.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$242,132,144
Aggregate unrealized appreciation	100,538,717
Aggregate unrealized depreciation	(25,316,397)
Net unrealized appreciation	$ 75,222,320

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$304,854,464	$-
Level 2	12,500,000	-
Level 3	-	-
Total	$317,354,464	$-

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Growth Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.21%
Aerospace & Defense – 0.58%
Precision Castparts	1,810	$184,765
		184,765
Air Freight & Logistics – 1.20%
Expeditors International Washington	8,520	384,934
		384,934
Beverages – 1.16%
Molson Coors Brewing Class B	7,060	371,144
		371,144
Biotechnology – 2.22%
†Alexion Pharmaceuticals	3,190	189,167
†BioMarin Pharmaceuticals	8,390	296,754
†United Therapeutics	2,590	224,553
		710,474
Capital Markets – 5.43%
BlackRock	2,540	518,617
Federated Investors Class B	4,370	171,129
†Interactive Brokers Group Class A	6,850	175,840
Northern Trust	5,440	361,597
T. Rowe Price Group	10,190	509,500
		1,736,683
Chemicals – 2.98%
Air Products & Chemicals	4,880	448,960
Celanese Series A	4,120	160,886
†Mosaic	3,350	343,710
		953,556
Commercial Services & Supplies – 2.40%
†Covanta Holding	6,860	188,650
†FTI Consulting	4,420	313,997
†Stericycle	5,130	264,195
		766,842
Communications Equipment – 1.18%
†Juniper Networks	15,100	377,500
		377,500
Construction & Engineering – 1.58%
Fluor	1,730	244,207
†Shaw Group	5,550	261,627
		505,834
Containers & Packaging – 1.72%
†Owens-Illinois	9,740	549,628
		549,628
Diversified Financial Services – 0.72%
†IntercontinentalExchange	1,760	229,680
		229,680
Electric Utilities – 0.54%
†Reliant Energy	7,320	173,118
		173,118
Electrical Equipment – 2.39%
AMETEK	9,295	408,143
†First Solar	1,540	355,956
		764,099
Electronic Equipment & Instruments – 0.31%
†Dolby Laboratories Class A	2,770	100,440
		100,440
Energy Equipment & Services – 3.71%
Diamond Offshore Drilling	2,640	307,296
†National Oilwell Varco	3,590	209,584
†Weatherford International	9,240	669,623
		1,186,503
Food & Staples Retailing – 0.71%
†Central European Distribution	3,890	226,359
		226,359
Gas Utilities – 0.73%
Questar	4,140	234,158
		234,158
Health Care Equipment & Supplies – 3.37%
Bard (C.R.)	2,130	205,332
DENTSPLY International	5,880	226,968
†Hologic	3,680	204,608
†Intuitive Surgical	1,360	441,116
		1,078,024
Health Care Providers & Services – 2.62%
†Express Scripts	8,560	550,579
†Schein (Henry)	5,010	287,574
		838,153
Hotels, Restaurants & Leisure – 4.50%
†Chipotle Mexican Grill Class A	2,060	233,666
Darden Restaurants	6,310	205,391
International Game Technology	10,640	427,834
†WMS Industries	10,285	369,951
†Wynn Resorts	2,000	201,280
		1,438,122
Household Durables – 1.63%
D.R. Horton	13,420	211,365
Pulte Homes	21,200	308,460
		519,825
Independent Power Producers & Energy Traders – 1.22%
Constellation Energy Group	2,790	246,274
†NRG Energy	3,660	142,703
		388,977
Insurance – 1.56%
Aon	5,860	235,572
Assurant	4,350	264,741
		500,313
Internet & Catalog Retail – 1.94%
†priceline.com	2,730	329,948
†VistaPrint	8,320	290,784
		620,732
Internet Software & Services – 2.54%
†Akamai Technologies	7,880	221,901
†VeriSign	11,540	383,589
†Websense	11,040	207,000
		812,490
IT Services – 2.03%
Mastercard Class A	2,120	472,739
†Omniture	7,670	178,021
		650,760
Life Sciences Tools & Services – 1.35%
†Charles River Laboratories International	4,770	281,144
†Covance	1,820	151,005
		432,149
Machinery – 6.39%
†AGCO	8,240	493,411
Flowserve	5,810	606,448
Harsco	5,440	301,267
Joy Global	4,480	291,917
SPX	3,360	352,464
		2,045,507
Media – 1.04%
†Central European Media Enterprises	1,440	122,731
†Focus Media Holding ADR	6,000	210,900
		333,631
Metals & Mining – 1.43%
Agnico-Eagle Mines	1,810	122,555
Steel Dynamics	10,140	335,026
		457,581
Multiline Retail – 1.12%
Nordstrom	10,950	356,970
		356,970
Oil, Gas & Consumable Fuels – 8.44%
Consol Energy	6,360	440,048
†Denbury Resources	7,340	209,557
†Quicksilver Resources	10,940	399,638
Range Resources	11,920	756,324
†Southwestern Energy	10,200	343,638
†Ultra Petroleum	3,230	250,325
Williams Companies	9,070	299,129
		2,698,659
Personal Products – 1.91%
Alberto-Culver	14,990	410,876
†Chattem	3,010	199,683
		610,559
Pharmaceuticals – 2.09%
Allergan	8,110	457,323
Shire ADR	3,630	210,395
		667,718
Real Estate Investment Trusts – 0.57%
Public Storage	2,070	183,443
		183,443
Road & Rail – 1.64%
CSX	6,110	342,587
Ryder System	2,960	180,294
		522,881
Semiconductors & Semiconductor Equipment – 5.52%
Altera	17,310	319,023
†Atheros Communications	7,350	153,174
†Cavium Networks	10,020	164,328
†MEMC Electronic Materials	5,630	399,166
Microchip Technology	12,050	394,397
†Varian Semiconductor Equipment Associates	11,957	336,590
		1,766,678
Software – 4.57%
†Activision	11,990	327,447
†Informatica	18,510	315,781
†McAfee	12,460	412,301
†MICROS Systems	810	27,265
†salesforce.com	6,560	379,627
		1,462,421
Specialty Retail – 5.53%
†Dick's Sporting Goods	4,940	132,293
†GameStop Class A	8,600	444,706
Guess	11,720	474,309
TJX Companies	12,490	413,044
†Urban Outfitters	9,740	305,349
		1,769,701
Textiles, Apparel & Luxury Goods – 1.05%
†Coach	11,130	335,570
		335,570
Thrift & Mortgage Finance – 1.08%
Hudson City Bancorp	19,590	346,351
		346,351
Wireless Telecommunication Services – 1.51%
†Crown Castle International	6,580	226,944
†Millicom International Cellular	2,720	257,176
		484,120
Total Common Stock (Cost $30,371,799)		30,777,052

Short-Term Investment – 3.74%
Money Market Instrument – 3.74%
Dreyfus Cash Management Fund	1,197,449	1,197,449
Total Short-Term Investment (Cost $1,197,449)		1,197,449

Total Value of Securities – 99.95%
(Cost $31,569,248)		31,974,501
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		14,298
Net Assets Applicable to 2,617,241 Shares Outstanding – 100.00%		$31,988,799

†Non-income producing security for the period ended March 31, 2008.

ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,692,608
Aggregate unrealized appreciation	2,094,899
Aggregate unrealized depreciation	(1,813,006)
Net unrealized appreciation	$ 281,893

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$31,974,501	$-
Level 2	-	-
Level 3	-	-
Total	$31,974,501	$-

3. Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.83%
Aerospace & Defense – 0.97%
General Dynamics	25,400	$2,117,598
		2,117,598
Air Freight & Logistics – 0.66%
Expeditors International Washington	32,300	1,459,314
		1,459,314
Beverages – 1.48%
InBev	15,831	1,392,723
PepsiCo	25,620	1,849,764
		3,242,487
Biotechnology – 3.48%
†Celgene	13,100	802,899
†Genentech	36,300	2,946,834
†Gilead Sciences	75,300	3,880,209
		7,629,942
Capital Markets – 4.61%
BlackRock	5,300	1,082,154
Franklin Resources	20,800	2,017,392
Goldman Sachs Group	7,250	1,199,078
Northern Trust	17,400	1,156,578
Schwab (Charles)	47,000	885,010
State Street	47,700	3,768,300
		10,108,512
Chemicals – 2.44%
Monsanto	24,500	2,731,750
Praxair	31,200	2,627,976
		5,359,726
Communications Equipment – 4.01%
†Cisco Systems	113,500	2,734,215
Corning	100,800	2,423,232
†Juniper Networks	58,300	1,457,500
QUALCOMM	53,300	2,185,300
		8,800,247
Computers & Peripherals – 3.12%
†Apple	33,900	4,864,650
†Dell	53,510	1,065,919
†EMC	63,600	912,024
		6,842,593
Construction & Engineering – 0.89%
†Foster Wheeler	34,500	1,953,390
		1,953,390
Consumer Finance – 0.34%
†Redecard	45,400	745,682
		745,682
Diversified Financial Services – 1.97%
†Bosvespa Holding	134,500	1,818,602
CME Group	2,900	1,360,390
Moody's	33,100	1,152,873
		4,331,865
Diversified Telecommunications Services – 0.30%
†Leap Wireless International	14,100	657,060
		657,060
Electrical Equipment – 0.81%
Schneider Electric	13,789	1,783,710
		,783,710
Electronic Equipment & Instruments – 1.04%
†Dolby Laboratories Class A	24,800	899,248
Hon Hai Precision GDR	120,480	1,372,267
		2,271,515
Energy Equipment & Services – 3.99%
Baker Hughes	34,730	2,379,005
Schlumberger	73,300	6,377,100
		8,756,105
Food & Staples Retailing – 5.32%
Costco Wholesale	34,300	2,228,471
CVS Caremark	143,017	5,793,619
Sysco	56,420	1,637,308
Walgreen	22,970	874,927
Whole Foods Market	34,600	1,140,762
		11,675,087
Food Products – 0.89%
Groupe Danone	15,165	1,355,674
Nestle	1,200	599,517
		1,955,191
Health Care Equipment & Supplies – 5.97%
Alcon	10,600	1,507,850
Becton, Dickinson	20,200	1,734,170
Covidien	39,925	1,766,681
†Intuitive Surgical	2,000	648,700
Medtronic	62,900	3,042,473
†St. Jude Medical	30,100	1,300,019
Stryker	22,300	1,450,615
†Zimmer Holdings	21,100	1,642,846
		13,093,354
Health Care Providers & Services – 5.55%
Aetna	63,400	2,668,506
CIGNA	43,300	1,756,681
†Humana	19,900	892,714
†Laboratory Corp. of America Holdings	30,400	2,239,872
McKesson	21,600	1,131,192
†Medco Health Solutions	24,500	1,072,855
†WellPoint	54,760	2,416,559
		12,178,379
Hotels, Restaurants & Leisure – 3.47%
International Game Technology	40,900	1,644,589
†Las Vegas Sands	24,900	1,833,636
Marriott International Class A	26,500	910,540
†MGM MIRAGE	3,819	224,443
Yum Brands	80,500	2,995,405
		7,608,613
Household Products – 1.71%
Procter & Gamble	42,007	2,943,431
Reckitt Benckiser Group	14,500	803,445
		3,746,876
Independent Power Producers & Energy Traders – 0.64%
†AES	83,600	1,393,612
		1,393,612
Industrial Conglomerates – 2.45%
General Electric	107,310	3,971,543
†McDermott International	25,500	1,397,910
		5,369,453
Insurance – 1.03%
Assurant	25,200	1,533,672
Prudential Financial	9,300	727,725
		2,261,397
Internet & Catalog Retail – 2.14%
†Amazon.com	34,700	2,474,111
†B2W Companhia Global do Varejo	15,500	528,050
†Expedia	77,023	1,686,033
		4,688,194
Internet Software & Services – 4.15%
†Google Class A	13,700	6,034,439
Tencent Holdings	89,600	510,513
†VeriSign	76,800	2,552,832
		9,097,784
IT Services – 3.93%
Accenture Class A	73,050	2,569,169
Automatic Data Processing	59,200	2,509,488
Infosys Technologies ADR	19,800	708,246
Mastercard Class A	5,200	1,159,548
†Visa	26,700	1,665,012
		8,611,463
Machinery – 3.75%
Danaher	82,920	6,304,408
Deere & Co.	12,600	1,013,544
Joy Global	13,900	905,724
		8,223,676
Media – 2.89%
McGraw-Hill Companies	112,100	4,142,095
Naspers	60,800	1,057,228
Shaw Communications Class B	63,200	1,148,976
		6,348,299
Metals & Mining – 2.56%
BHP Billiton	78,059	2,554,758
Freeport-McMoRan Copper & Gold Class B	16,900	1,626,118
Kinross Gold	64,500	1,426,095
		5,606,971
Multiline Retail – 0.72%
†Kohl's	21,400	917,846
Lojas Renner	35,500	659,675
		1,577,521
Oil, Gas & Consumable Fuels – 6.02%
Chevron	13,400	1,143,824
EOG Resources	17,900	2,148,000
Exxon Mobil	37,700	3,188,666
Murphy Oil	13,900	1,141,746
Petroleo Brasiliero ADR	22,300	1,888,587
Suncor Energy	9,100	876,785
Total	37,786	2,805,355
		13,192,963
Pharmaceuticals – 2.10%
Allergan	34,400	1,939,816
Merck	20,500	777,975
Roche Holding	6,215	1,169,419
Schering-Plough	49,700	716,177
		4,603,387
Semiconductors & Semiconductor Equipment – 1.13%
Intel	50,900	1,078,062
†Marvell Technology Group	129,700	1,411,136
		2,489,198
Software – 6.28%
†Amdocs	31,300	887,668
†Autodesk	54,600	1,718,808
†Electronic Arts	34,800	1,737,216
†McAfee	5,200	172,068
Microsoft	186,165	5,283,362
Nintendo	7,700	3,968,514
		13,767,636
Specialty Retail – 0.34%
†Bed Bath & Beyond	25,100	740,450
		740,450
Trading Company & Distributors – 0.28%
Fastenal	13,300	610,869
		610,869
Wireless Telecommunication Services – 5.40%
America Movil ADR	56,600	3,604,854
†American Tower Class A	66,000	2,587,860
†Crown Castle International	96,500	3,328,285
†MetroPCS Communications	19,100	324,700
Rogers Communications Class B	55,800	2,004,336
		11,850,035
Total Common Stock (Cost $220,915,156)		216,750,154

Short-Term Investment – 1.41%
Money Market Instrument – 1.41%
Dreyfus Cash Management Fund	3,095,692	3,095,692
Total Short-Term Investment (Cost $3,095,692)		3,095,692

Total Value of Securities – 100.24%
(Cost $224,010,848)		219,845,846
Liabilities Net of Receivables and Other Assets (See Notes) – (0.24%)		(538,551)
Net Assets Applicable to 13,603,056 Shares Outstanding – 100.00%		$219,307,295

†Non-income producing security for the period ended March 31, 2008.

Summary of Abbreviations:
ADR – American Depositary Receipts
  GDR – Global Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$224,158,183
Aggregate unrealized appreciation	14,066,633
Aggregate unrealized depreciation	(18,378,970)
Net unrealized depreciation	$ (4,312,337)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $54,104,930 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,312,950 expires in 2009, $38,367,688 expires in 2010 and $2,424,292 expires in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$218,473,579	$-
Level 2	-	-
Level 3	1,372,267	-
Total	$219,845,846	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$2,212,884	$-
Net realized gain (loss)	(366,530)	-
Net change in unrealized
appreciation/depreciation	391,310	-
Net purchases, sales, and settlements	(865,397)	-
Balance as of 3/31/08	$1,372,267	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(391,310)	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  There were no foreign currency exchange contracts outstanding as of March 31, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

March 31, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.59%
Aerospace & Defense – 6.16%
Boeing	31,730	$ 2,359,760
Honeywell International	33,360	1,882,171
Lockheed Martin	37,180	3,691,975
Precision Castparts	25,290	2,581,603
Raytheon	56,600	3,656,926
		14,172,435
Biotechnology – 0.93%
†Genentech	2,950	239,481
†Gilead Sciences	36,660	1,889,090
		2,128,571
Capital Markets – 2.85%
Goldman Sachs Group	19,030	3,147,372
Invesco	94,650	2,305,674
†MF Global	111,540	1,105,361
		6,558,407
Chemicals – 3.88%
Agrium	51,940	3,225,993
Monsanto	21,840	2,435,160
Potash Corp. of Saskatchewan	21,080	3,271,827
		8,932,980
Commercial Banks – 0.26%
Banco Itau Holding Financeira ADR	26,170	595,629
		595,629
Communications Equipment – 5.11%
†Cisco Systems	57,080	1,375,057
Nokia ADR	75,900	2,415,897
QUALCOMM	113,390	4,648,990
†Research in Motion	29,560	3,317,519
		11,757,463
Computers & Peripherals – 2.77%
†Apple	12,430	1,783,705
Hewlett-Packard	60,910	2,781,151
†NetApp	90,520	1,814,926
		6,379,782
Construction & Engineering – 3.05%
Fluor	31,060	4,384,430
†Foster Wheeler	46,520	2,633,962
		7,018,392
Diversified Consumer Services – 0.69%
†Apollo Group Class A	36,530	1,578,096
		1,578,096
Electrical Equipment – 2.01%
ABB ADR	106,610	2,869,941
Gamesa Corp. Technologica ADR	13,717	625,672
†Vestas Wind Systems	10,430	1,139,070
		4,634,683
Energy Equipment & Services – 2.98%
Halliburton	56,790	2,233,551
Transocean	34,254	4,631,141
		6,864,692
Food & Staples Retailing – 1.03%
Supervalu	79,230	2,375,315
		2,375,315
Food Products – 1.26%
Nestle	5,813	2,904,159
		2,904,159
Health Care Equipment & Supplies – 3.90%
Covidien	63,990	2,831,558
†Hologic	52,550	2,921,779
†St. Jude Medical	39,830	1,720,258
†Zimmer Holdings	19,220	1,496,469
		8,970,064
Health Care Providers & Services – 2.07%
McKesson	55,460	2,904,441
†WellPoint	42,110	1,858,314
		4,762,755
Hotels, Restaurants & Leisure – 1.13%
International Game Technology	64,440	2,591,132
		2,591,132
Household Products – 0.68%
Procter & Gamble	22,220	1,556,955
		1,556,955
Independent Power Producers & Energy Traders – 0.91%
†Iberdrola Renovables	298,891	2,080,372
		2,080,372
Industrial Conglomerates – 1.25%
Siemens ADR	26,500	2,886,910
		2,886,910
Insurance – 1.12%
Aon	63,900	2,568,780
		2,568,780
Internet Software & Services – 2.18%
†Google Class A	5,220	2,299,253
†VeriSign	81,800	2,719,032
		5,018,285
IT Services – 4.62%
Accenture Class A	56,370	1,982,533
Automatic Data Processing	69,510	2,946,529
†Cognizant Technology Solutions Class A	25,200	726,516
†Visa	26,000	1,621,360
Western Union	157,560	3,351,301
		10,628,239
Machinery – 2.87%
Cummins	41,510	1,943,498
Danaher	25,390	1,930,402
Deere & Co.	34,040	2,738,178
		6,612,078
Media – 2.60%
†Focus Media Holding ADR	74,300	2,611,645
†Viacom Class B	85,070	3,370,473
		5,982,118
Metals & Mining – 6.55%
Companhia Vale do Rio Doce ADR	61,580	2,133,131
Freeport-McMoRan Copper & Gold Class B	28,280	2,721,102
Steel Dynamics	100,840	3,331,754
United States Steel	32,860	4,168,947
Vedanta Resources	65,364	2,720,258
		15,075,192
Multiline Retail – 1.02%
†Kohl's	54,920	2,355,519
		2,355,519
Oil, Gas & Consumable Fuels – 6.74%
Cameco	62,210	2,049,197
Chesapeake Energy	18,000	830,700
Consol Energy	54,080	3,741,796
EOG Resources	29,860	3,583,200
Hess	23,400	2,063,412
†Ultra Petroleum	41,890	3,246,475
		15,514,780
Pharmaceuticals – 6.69%
Abbott Laboratories	90,810	5,008,171
†Elan ADR	114,660	2,391,808
Merck	92,920	3,526,314
Schering-Plough	90,810	1,308,572
Teva Pharmaceutical Industries ADR	68,550	3,166,325
		15,401,190
Semiconductors & Semiconductor Equipment – 4.62%
Altera	179,320	3,304,868
Intel	199,150	4,217,997
Linear Technology	54,080	1,659,715
†MEMC Electronic Materials	20,420	1,447,778
		10,630,358
Software – 11.84%
†Autodesk	42,220	1,329,086
†BMC Software	48,319	1,571,334
†Cadence Design Systems	144,840	1,546,891
†Electronic Arts	93,270	4,656,038
†McAfee	71,340	2,360,641
Microsoft	349,230	9,911,147
Nintendo	3,970	2,046,104
†Oracle	195,470	3,823,393
		27,244,634
Textiles, Apparel & Luxury Goods – 2.20%
†Coach	53,420	1,610,613
NIKE Class B	50,930	3,463,240
		5,073,853
Wireless Telecommunication Services – 1.62%
America Movil ADR	31,090	1,980,122
†MetroPCS Communications	102,577	1,743,809
		3,723,931
Total Common Stock (Cost $234,489,550)		224,577,749

Short-Term Investment – 2.46%
Money Market Instrument – 2.46%
Dreyfus Cash Management Fund	5,663,612	5,663,612
Total Short-Term Investment (Cost $5,663,612)		5,663,612

Total Value of Securities – 100.05%
(Cost $240,153,162)		230,241,361
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(112,540)
Net Assets Applicable to 9,814,321 Shares Outstanding – 100.00%		$230,128,821

†Non-income producing security for the period ended March 31, 2008.

   ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$241,282,002
Aggregate unrealized appreciation	13,736,326
Aggregate unrealized depreciation	(24,776,967)
Net unrealized depreciation	$(11,040,641)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $14,024,321 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$230,241,361	$-
Level 2	-	-
Level 3	-	-
Total	$230,241,361	$-

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP S&P 500 Index Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.19%
Aerospace & Defense – 2.77%
Boeing	31,341	$ 2,330,830
General Dynamics	16,255	1,355,179
Goodrich	4,743	272,770
Honeywell International	29,968	1,690,795
L-3 Communications Holdings	5,079	555,338
Lockheed Martin	13,911	1,381,362
Northrop Grumman	13,789	1,072,922
Precision Castparts	5,490	560,419
Raytheon	17,546	1,133,647
Rockwell Collins	6,367	363,874
United Technologies	39,656	2,729,126
		13,446,262
Air Freight & Logistics – 1.03%
Expeditors International Washington	8,471	382,720
FedEx	12,383	1,147,533
Robinson (C.H.) Worldwide	7,125	387,600
United Parcel Service Class B	42,305	3,089,110
		5,006,963
Airlines – 0.07%
Southwest Airlines	29,462	365,329
		365,329
Auto Components – 0.22%
†Goodyear Tire & Rubber	9,980	257,484
Johnson Controls	23,652	799,438
		1,056,922
Automobiles – 0.26%
†Ford Motor	83,635	478,391
General Motors	22,537	429,330
Harley-Davidson	9,593	359,738
		1,267,459
Beverages – 2.49%
Anheuser-Busch Companies	29,476	1,398,636
Brown-Forman Class B	3,233	214,089
Coca-Cola	80,977	4,929,070
Coca-Cola Enterprises	10,728	259,618
†Constellation Brands Class A	7,150	126,341
Molson Coors Brewing Class B	5,660	297,546
Pepsi Bottling Group	5,284	179,180
PepsiCo	64,558	4,661,088
		12,065,568
Biotechnology – 1.30%
†Amgen	43,487	1,816,887
†Biogen Idec	11,468	707,461
†Celgene	17,629	1,080,481
†Genzyme	10,505	783,043
†Gilead Sciences	37,095	1,911,505
		6,299,377

Building Products – 0.12%
Masco	14,227	282,121
Trane	6,810	312,579
		594,700
Capital Markets – 2.91%
American Capital Strategies	7,719	263,681
Ameriprise Financial	9,006	466,961
¤Bank of New York Mellon	45,809	1,911,610
Bear Stearns	4,722	49,534
†E Trade Financial	15,458	59,668
Federated Investors Class B	3,490	136,668
Franklin Resources	6,464	626,943
Goldman Sachs Group	16,215	2,681,799
Janus Capital Group	6,511	151,511
Legg Mason	5,433	304,139
Lehman Brothers Holdings	21,274	800,753
Merrill Lynch	39,363	1,603,649
Morgan Stanley	44,755	2,045,304
Northern Trust	7,717	512,949
Schwab (Charles)	37,593	707,876
State Street	15,618	1,233,822
T. Rowe Price Group	10,678	533,900
		14,090,767
Chemicals – 1.91%
Air Products & Chemicals	8,605	791,660
Ashland	2,504	118,439
Dow Chemical	38,056	1,402,364
duPont (E.I.) deNemours	36,863	1,723,713
Eastman Chemical	3,124	195,094
Ecolab	7,239	314,390
Hercules	3,635	66,484
International Flavors & Fragrances	2,972	130,917
Monsanto	22,014	2,454,560
PPG Industries	6,633	401,363
Praxair	12,833	1,080,924
Rohm & Haas	4,988	269,751
Sigma-Aldrich	4,860	289,899
		9,239,558
Commercial Banks – 2.78%
BB&T	21,978	704,615
Comerica	6,361	223,144
Fifth Third Bancorp	21,337	446,370
First Horizon National	4,787	67,066
Huntington Bancshares	15,546	167,120
KeyCorp	15,844	347,776
M&T Bank	3,121	251,178
Marshall & Ilsley	10,828	251,210
National City	25,229	251,029
PNC Financial Services Group	14,236	933,455
Regions Financial	28,033	553,652
SunTrust Banks	13,897	766,281
U.S. Bancorp	70,092	2,268,176
Wachovia	79,707	2,152,088
Wells Fargo	133,582	3,887,235
Zions Bancorp	4,521	205,932
		13,476,327
Commercial Services & Supplies – 0.45%
†Allied Waste Industries	9,630	104,100
Avery Dennison	3,973	195,670
Cintas	5,826	166,274
Donnelley (R.R.) & Sons	8,411	254,937
Equifax	5,659	195,122
†Monster Worldwide	5,118	123,907
Pitney Bowes	8,268	289,546
Robert Half International	7,074	182,085
Waste Management	20,674	693,820
		2,205,461
Communications Equipment – 2.43%
†Ciena	3,569	110,032
†Cisco Systems	242,469	5,841,079
Corning	63,014	1,514,857
†JDS Uniphase	8,302	111,164
†Juniper Networks	20,477	511,925
Motorola	92,738	862,463
QUALCOMM	66,963	2,745,483
†Tellabs	17,332	94,459
		11,791,462
Computers & Peripherals – 4.24%
†Apple	35,610	5,110,035
†Dell	90,894	1,810,608
†EMC	84,008	1,204,675
Hewlett-Packard	100,870	4,605,724
International Business Machines	56,091	6,458,319
†Lexmark International Class A	3,434	105,492
†NetApp	14,003	280,760
†QLogic	5,082	78,009
†SanDisk	8,604	194,192
†Sun Microsystems	35,220	546,967
†Teradata	7,432	163,950
		20,558,731
Construction & Engineering – 0.18%
Fluor	3,560	502,530
†Jacobs Engineering Group	4,770	351,024
		853,554
Construction Materials – 0.06%
Vulcan Materials	4,379	290,766
		290,766
Consumer Finance – 0.65%
American Express	47,310	2,068,394
Capital One Financial	15,110	743,714
SLM	20,692	317,622
		3,129,730
Containers & Packaging – 0.13%
Ball	4,386	201,493
Bemis	3,634	92,413
†Pactiv	5,249	137,576
Sealed Air	7,103	179,351
		610,833
Distributors – 0.06%
Genuine Parts	7,044	283,310
		283,310
Diversified Consumer Services – 0.10%
†Apollo Group Class A	5,415	233,928
Block (H&R)	12,154	252,317
		486,245
Diversified Financial Services – 4.19%
Bank of America	179,990	6,823,422
CIT Group	7,224	85,604
Citigroup	210,939	4,518,313
CME Group	2,198	1,031,082
Discover Financial Services	18,590	304,318
†IntercontinentalExchange	2,844	371,142
JPMorgan Chase	137,624	5,910,951
Leucadia National	7,071	319,751
Moody's	8,708	303,300
NYSE Euronext	10,500	647,955
		20,315,838
Diversified Telecommunications Services – 3.02%
AT&T	243,547	9,327,850
CenturyTel	4,826	160,416
Citizens Communications	12,978	136,139
Embarq	6,307	252,911
Qwest Communications International	63,657	288,366
Verizon Communications	115,964	4,226,888
Windstream	20,164	240,960
		14,633,530
Electric Utilities – 1.87%
†Allegheny Energy	6,311	318,706
American Electric Power	15,900	661,917
Edison International	12,977	636,133
Entergy	7,793	850,060
Exelon	26,974	2,192,176
FirstEnergy	12,140	833,047
FPL Group	16,321	1,023,980
Pepco Holdings	7,554	186,735
Pinnacle West Capital	3,653	128,147
PPL	15,259	700,693
Progress Energy	10,542	439,601
Southern	30,342	1,080,479
		9,051,674
Electrical Equipment – 0.46%
Cooper Industries Class A	6,972	279,926
Emerson Electric	31,711	1,631,848
Rockwell Automation	5,946	341,419
		2,253,193
Electronic Equipment & Instruments – 0.28%
†Agilent Technologies	15,588	464,990
Jabil Circuit	8,931	84,487
Molex	5,545	128,422
Tyco Electronics	19,807	679,777
		1,357,676
Energy Equipment & Services – 2.62%
Baker Hughes	12,824	878,444
BJ Services	12,131	345,855
†Cameron International	8,790	366,016
ENSCO International	5,599	350,609
Halliburton	35,684	1,403,452
†Nabors Industries	11,394	384,775
†National Oilwell Varco	14,182	827,945
Noble	10,783	535,592
Rowan Companies	4,410	181,604
Schlumberger	48,310	4,202,969
Smith International	8,091	519,685
†Transocean	12,765	1,725,828
†Weatherford International	13,419	972,475
		12,695,249
Food & Staples Retailing – 2.57%
Costco Wholesale	17,562	1,141,003
CVS Caremark	58,607	2,374,170
Kroger	28,177	715,696
Safeway	17,496	513,508
Supervalu	8,737	261,935
Sysco	24,291	704,925
Walgreen	39,816	1,516,591
Wal-Mart Stores	95,908	5,052,433
Whole Foods Market	5,221	172,136
		12,452,397
Food Products – 1.53%
Archer-Daniels-Midland	25,629	1,054,889
Campbell Soup	9,260	314,377
ConAgra Foods	18,836	451,122
†Dean Foods	5,398	108,446
General Mills	13,583	813,350
Heinz (H.J.)	12,716	597,271
Hershey	6,171	232,462
Kellogg	10,571	555,612
Kraft Foods Class A	63,096	1,956,606
McCormick & Co.	5,623	207,882
Sara Lee	27,760	388,085
Tyson Foods Class A	11,882	189,518
Wrigley, (Wm) Jr.	8,763	550,667
		7,420,287
Gas Utilities – 0.09%
NICOR	1,919	64,306
Questar	6,954	393,318
		457,624
Health Care Equipment & Supplies – 1.83%
Bard (C.R.)	3,990	384,636
Baxter International	25,829	1,493,433
Becton, Dickinson	9,693	832,144
†Boston Scientific	53,135	683,847
Covidien	19,800	876,150
†Hospira	5,881	251,530
Medtronic	45,379	2,194,983
†St. Jude Medical	13,583	586,650
Stryker	9,283	603,859
†Varian Medical Systems	4,725	221,319
†Zimmer Holdings	9,406	732,351
		8,860,902
Health Care Providers & Services – 1.83%
Aetna	20,510	863,266
AmerisourceBergen	6,910	283,172
Cardinal Health	14,515	762,183
CIGNA	11,270	457,224
†Coventry Health Care	6,448	260,177
†Express Scripts	10,015	644,165
†Humana	7,082	317,699
†Laboratory Corp. of America Holdings	4,417	325,445
McKesson	11,792	617,547
†Medco Health Solutions	21,562	944,200
†Patterson Companies	5,476	198,779
Quest Diagnostics	6,466	292,716
†Tenet Healthcare	19,968	113,019
UnitedHealth Group	51,986	1,786,238
†WellPoint	22,870	1,009,252
		8,875,082
Health Care Technology – 0.04%
IMS Health	8,319	174,782
		174,782
Hotels, Restaurants & Leisure – 1.32%
Carnival	17,377	703,421
Darden Restaurants	6,038	196,537
International Game Technology	12,867	517,382
Marriott International Class A	12,734	437,540
McDonald's	47,087	2,626,041
†Starbucks	29,682	519,435
Starwood Hotels & Resorts Worldwide	8,544	442,152
Wendy's International	2,761	63,669
Wyndham Worldwide	6,469	133,779
Yum Brands	19,903	740,591
		6,380,547
Household Durables – 0.45%
Black & Decker	2,577	170,340
Centex	4,400	106,524
D.R. Horton	10,859	171,029
Fortune Brands	6,193	430,413
Harman International Industries	2,420	105,367
KB HOME	3,260	80,620
Leggett & Platt	6,781	103,410
Lennar Class A	5,607	105,468
Newell Rubbermaid	10,694	244,572
Pulte Homes	8,463	123,137
Snap-On	2,437	123,921
Stanley Works	3,309	157,575
Whirlpool	3,182	276,133
		2,198,509
Household Products – 2.42%
Clorox	5,331	301,948
Colgate-Palmolive	20,428	1,591,545
Kimberly-Clark	17,072	1,101,998
Procter & Gamble	125,028	8,760,712
		11,756,203
Independent Power Producers & Traders – 0.26%
†AES	26,956	449,357
Constellation Energy Group	7,191	634,749
†Dynegy	21,560	170,108
		1,254,214
Industrial Conglomerates – 3.86%
3M	28,636	2,266,539
General Electric	405,881	15,021,656
Textron	9,949	551,374
Tyco International	19,796	872,014
		18,711,583
Insurance – 3.92%
ACE	13,104	721,506
AFLAC	19,591	1,272,435
Allstate	23,458	1,127,391
Ambac Financial Group	11,583	66,602
American International Group	102,434	4,430,272
Aon	11,807	474,641
Assurant	3,944	240,032
Chubb	15,663	775,005
Cincinnati Financial	7,239	275,372
Genworth Financial	17,994	407,384
Hartford Financial Services Group	12,743	965,537
¤Lincoln National	10,783	560,716
Loews	17,704	712,055
Marsh & McLennan	20,750	505,263
MBIA	8,020	98,004
MetLife	28,737	1,731,692
Principal Financial Group	10,582	589,629
Progressive	29,412	472,651
Prudential Financial	18,380	1,438,235
SAFECO	3,756	164,813
Torchmark	3,571	214,653
Travelers Companies	25,136	1,202,758
Unum Group	14,636	322,138
XL Capital Class A	7,377	217,990
		18,986,774
Internet & Catalog Retail – 0.25%
†Amazon.com	12,166	867,436
†Expedia	8,129	177,944
†InterActiveCorp	7,783	161,575
		1,206,955
Internet Software & Services – 1.55%
†Akamai Technologies	6,197	174,508
†eBay	45,709	1,363,957
†Google Class A	9,293	4,093,287
†VeriSign	9,159	304,445
†Yahoo	54,003	1,562,307
		7,498,504
IT Services – 0.83%
†Affiliated Computer Services Class A	4,088	204,850
Automatic Data Processing	21,145	896,337
†Cognizant Technology Solutions Class A	11,028	317,937
†Computer Sciences	6,521	265,992
†Convergys	5,433	81,821
Electronic Data Systems	20,601	343,007
Fidelity National Information Services	6,914	263,700
†Fiserv	6,323	304,073
Paychex	13,554	464,360
Total System Services	7,943	187,931
†Unisys	13,254	58,715
Western Union	30,782	654,733
		4,043,456
Leisure Equipment & Products – 0.16%
Brunswick	3,901	62,299
Eastman Kodak	10,789	190,642
Hasbro	6,377	177,918
Mattel	16,308	324,529
		755,388
Life Sciences Tools & Services – 0.34%
Applera Corp. - Applied Biosystems Group	7,153	235,048
†Millipore	2,153	145,134
PerkinElmer	4,741	114,969
†Thermo Fisher Scientific	16,985	965,427
†Waters	3,759	209,376
		1,669,954
Machinery – 1.84%
Caterpillar	25,586	2,003,128
Cummins	8,452	395,723
Danaher	10,336	785,846
Deere & Co.	17,777	1,429,982
Dover	8,420	351,788
Eaton	5,917	471,407
Illinois Tool Works	16,704	805,634
Ingersoll-Rand Class A	11,454	510,619
ITT	7,377	382,202
Manitowoc	4,898	199,838
PACCAR	14,848	668,160
Pall	4,806	168,546
Parker Hannifin	7,029	486,899
†Terex	4,219	263,688
		8,923,460
Media – 2.81%
CBS Class B	27,559	608,503
Clear Channel Communications	19,833	579,520
Comcast Class A	123,668	2,391,738
†DIRECTV Group	30,254	749,997
Disney (Walt)	77,643	2,436,436
Gannett	8,871	257,703
†Interpublic Group	18,376	154,542
McGraw-Hill Companies	13,501	498,862
Meredith	1,171	44,791
New York Times Class A	5,226	98,667
News Class A	92,674	1,737,638
Omnicom Group	13,079	577,830
Scripps (E.W.) Class A	3,356	140,986
Time Warner	149,176	2,091,447
†Viacom Class B	27,540	1,091,135
Washington Post Class B	233	154,130
		13,613,925
Metals & Mining – 1.08%
Alcoa	34,284	1,236,281
Allegheny Technologies	4,197	299,498
Freeport-McMoRan Copper & Gold Class B	15,290	1,471,205
Newmont Mining	17,981	814,539
Nucor	11,468	776,842
Titanium Metals	3,484	52,434
United States Steel	4,774	605,677
		5,256,476
Multiline Retail – 0.77%
†Big Lots	4,106	91,564
Dillard's Class A	2,372	40,822
Family Dollar Stores	4,967	96,857
†Kohl's	12,657	542,859
Macy's	16,587	382,496
Nordstrom	7,584	247,238
Penney (J.C.)	8,999	339,352
†Sears Holdings	2,903	296,367
Target	33,894	1,717,748
		3,755,303
Multi-Utilities & Unregulated Power – 1.21%
Ameren	7,911	348,400
CenterPoint Energy	11,638	166,074
CMS Energy	9,304	125,976
Consolidated Edison	10,935	434,120
Dominion Resources	23,174	946,426
DTE Energy	6,931	269,547
Duke Energy	50,178	895,677
Integrys Energy Group	3,353	156,384
NiSource	11,258	194,088
PG&E	14,076	518,278
Public Service Enterprise Group	20,250	813,848
Sempra Energy	10,519	560,452
TECO Energy	8,747	139,515
Xcel Energy	15,916	317,524
		5,886,309
Office Electronics – 0.12%
Xerox	37,284	558,141
		558,141
Oil, Gas & Consumable Fuels – 10.11%
Anadarko Petroleum	18,610	1,172,988
Apache	13,309	1,607,993
Chesapeake Energy	18,273	843,299
Chevron	84,699	7,229,908
ConocoPhillips	63,888	4,868,905
Consol Energy	7,328	507,024
Devon Energy	17,867	1,864,064
El Paso	28,180	468,915
EOG Resources	9,752	1,170,240
Exxon Mobil	217,313	18,380,335
Hess	11,019	971,655
Marathon Oil	28,653	1,306,577
Murphy Oil	7,602	624,428
Noble Energy	6,806	495,477
Occidental Petroleum	33,237	2,431,951
Peabody Energy	10,698	545,598
Range Resources	5,952	377,654
Spectra Energy	25,183	572,913
Sunoco	4,566	239,578
Tesoro	5,442	163,260
Valero Energy	22,194	1,089,947
Williams Companies	23,905	788,387
XTO Energy	20,679	1,279,203
		49,000,299
Paper & Forest Products – 0.25%
International Paper	17,118	465,610
MeadWestvaco	6,843	186,266
Weyerhaeuser	8,600	559,344
		1,211,220
Personal Products – 0.18%
Avon Products	17,238	681,590
Estee Lauder Companies Class A	4,123	189,040
		870,630
Pharmaceuticals – 5.91%
Abbott Laboratories	62,210	3,430,882
Allergan	12,248	690,665
†Barr Pharmaceuticals	4,090	197,588
Bristol-Myers Squibb	79,139	1,685,661
†Forest Laboratories	12,070	482,921
Johnson & Johnson	115,125	7,468,159
†King Pharmaceuticals	9,473	82,415
Lilly (Eli)	39,492	2,037,392
Merck	87,566	3,323,130
Mylan Laboratories	12,698	147,297
Pfizer	276,684	5,790,996
Schering-Plough	64,828	934,171
†Watson Pharmaceuticals	4,614	135,282
Wyeth	53,787	2,246,145
		28,652,704
Real Estate Investment Trusts – 1.14%
Apartment Investment & Management Class A	3,740	133,929
AvalonBay Communities	3,292	317,744
Boston Properties	4,809	442,765
Developers Diversified Realty	4,652	194,826
Equity Residential	10,662	442,366
General Growth Properties	9,991	381,356
HCP	8,806	297,731
Host Hotels & Resorts	19,887	316,601
Kimco Realty	10,351	405,449
Plum Creek Timber	6,575	267,603
ProLogis	10,236	602,491
Public Storage	5,016	444,518
Simon Property Group	8,896	826,527
Vornado Realty Trust	5,330	459,499
		5,533,405
Real Estate Management & Development – 0.04%
†CB Richard Ellis Group Class A	8,453	182,923
		182,923
Road & Rail – 0.90%
Burlington Northern Santa Fe	11,961	1,103,043
CSX	16,771	940,350
Norfolk Southern	15,676	851,520
Ryder System	2,305	140,398
Union Pacific	10,676	1,338,557
		4,373,868
Semiconductors & Semiconductor Equipment – 2.40%
†Advanced Micro Devices	24,783	145,972
Altera	14,736	271,584
Analog Devices	12,357	364,779
Applied Materials	54,862	1,070,358
†Broadcom Class A	18,686	360,079
Intel	235,570	4,989,372
KLA-Tencor	7,221	267,899
Linear Technology	8,678	266,328
†LSI	28,687	142,001
†MEMC Electronic Materials	9,056	642,070
Microchip Technology	9,041	295,912
†Micron Technology	31,484	187,959
National Semiconductor	8,972	164,367
†Novellus Systems	4,932	103,819
†NVIDIA	21,858	432,570
†Teradyne	7,863	97,658
Texas Instruments	55,360	1,565,027
Xilinx	11,154	264,908
		11,632,662
Software – 3.29%
†Adobe Systems	23,619	840,599
†Autodesk	8,716	274,380
†BMC Software	7,975	259,347
CA	14,957	336,533
†Citrix Systems	7,727	226,633
†Compuware	10,340	75,896
†Electronic Arts	12,390	618,509
†Intuit	12,910	348,699
Microsoft	323,825	9,190,153
†Novell	13,489	84,846
†Oracle	158,642	3,103,037
†Symantec	35,827	595,445
		15,954,077
Specialty Retail – 1.55%
Abercrombie & Fitch Class A	3,532	258,330
†AutoNation	6,035	90,344
†AutoZone	1,689	192,259
†Bed Bath & Beyond	10,312	304,204
Best Buy	14,120	585,415
†GameStop Class A	6,344	328,048
Gap	19,218	378,210
Home Depot	67,591	1,890,520
Limited Brands	12,365	211,442
Lowe's Companies	59,250	1,359,195
†Office Depot	9,924	109,660
OfficeMax	3,074	58,836
RadioShack	4,347	70,639
Sherwin-Williams	4,540	231,722
Staples	28,445	628,919
Tiffany & Co.	5,128	214,556
TJX Companies	17,941	593,309
		7,505,608
Textiles, Apparel & Luxury Goods – 0.42%
†Coach	14,862	448,089
Jones Apparel Group	4,180	56,096
Liz Claiborne	3,909	70,948
NIKE Class B	15,395	1,046,860
Polo Ralph Lauren	2,158	125,790
VF	3,631	281,439
		2,029,222
Thrift & Mortgage Finance – 0.56%
Countrywide Financial	23,701	130,356
Fannie Mae	39,012	1,026,796
Freddie Mac	26,119	661,333
Hudson City Bancorp	22,102	390,763
MGIC Investment	3,317	34,928
Sovereign Bancorp	14,245	132,763
Washington Mutual	34,860	359,058
		2,735,997
Tobacco – 1.43%
Altria Group	84,895	1,884,669
†Philip Morris International	84,895	4,293,990
Reynolds American	6,869	405,477
UST	6,020	328,210
		6,912,346
Trading Company & Distributors – 0.04%
Grainger (W.W.)	2,683	204,954
		204,954
Wireless Telecommunication Services – 0.29%
†American Tower Class A	16,053	629,438
Sprint Nextel	113,987	762,573
		1,392,011
Total Common Stock (Cost $495,364,186)		66,315,185
	Principal
	Amount (U.S.$)
∞^U.S. Treasury Obligation – 0.20%
U.S. Treasury Bill 0.88% 6/19/08	$980,000	977,444
Total U.S. Treasury Obligation (Cost $978,112)		977,444
	Number of
	Shares
¤Affiliated Investment Company – 3.63%
Money Market Instrument – 3.63%
Dreyfus Cash Management Fund	17,601,687	17,601,687
Total Affiliated Investment Company (Cost $17,601,687)		17,601,687

Total Value of Securities – 100.02%
(Cost $513,943,985)		484,894,316
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(118,081)
Net Assets Applicable to 51,917,330 Shares Outstanding – 100.00%		$484,776,235

†Non-income producing security for the period ended March 31, 2008.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Gains	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/08	Income
Bank of New York Mellon	$2,207,853	$24,946	$-	$-	$1,911,610	$10,867
Lincoln National	627,786	-	-	-	560,716	4,475
	$2,835,639				$2,472,326	$15,342

The following financial futures contracts were outstanding at March 31, 2008:
Financial Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
286 S&P 500 E-mini	$18,921,740	$18,933,200	6/20/08	$11,460

The use financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

[1]See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation, and in Bank of New York Mellon, the parent company of Mellon Capital Management Corporation, the sub-advisor to the LVIP S&P 500 Index Fund.

3. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 526,071,355
Aggregate unrealized appreciation	38,566,263
Aggregate unrealized depreciation	(79,743,302)
Net unrealized depreciation	$ (41,177,039)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $619,318 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$484,894,316	$-
Level 2	-	11,460
Level 3	-	-
Total	$484,894,316	$11,460

4. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Unrealized gains are included in liabilities net of receivables and other assets on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.85%
Aerospace & Defense – 7.70%
Lockheed Martin	131,260	$13,034,119
Northrop Grumman	64,940	5,052,981
Raytheon	14,480	935,553
United Technologies	80,010	5,506,288
		24,528,941
Auto Components – 0.50%
Johnson Controls	47,000	1,588,601
		1,588,601
Beverages – 1.82%
Diageo	182,200	3,677,412
PepsiCo	29,500	2,129,900
		5,807,312
Building Products – 1.31%
Masco	209,780	4,159,937
		4,159,937
Capital Markets – 7.67%
Bank of New York Mellon	136,050	5,677,366
Franklin Resources	32,910	3,191,941
Goldman Sachs Group	27,900	4,614,381
Lehman Brothers Holdings	32,260	1,214,266
Merrill Lynch	48,270	1,966,520
State Street	49,430	3,904,970
UBS	132,033	3,836,175
		24,405,619
Chemicals – 2.46%
Air Products & Chemicals	21,710	1,997,320
PPG Industries	74,640	4,516,466
Praxair	15,800	1,330,834
		7,844,620
Commercial Banks – 2.11%
PNC Financial Services Group	47,510	3,115,231
SunTrust Banks	65,210	3,595,679
		6,710,910
Communications Equipment – 0.11%
†Cisco Systems	14,130	340,392
		340,392
Computers & Peripherals – 2.40%
Hewlett-Packard	64,340	2,937,764
International Business Machines	40,770	4,694,258
		7,632,022
Consumer Finance – 0.59%
American Express	42,760	1,869,467
		1,869,467
Containers & Packaging – 0.04%
†Smurfit-Stone Container	18,290	140,833
		140,833
Diversified Financial Services – 3.11%
Bank of America	177,400	6,725,234
Citigroup	148,030	3,170,803
		9,896,037

Diversified Telecommunications Services – 3.41%
AT&T	188,160	7,206,528
Embarq	48,780	1,956,078
Verizon Communications	46,520	1,695,654
		10,858,260
Electric Utilities – 1.94%
Entergy	24,020	2,620,102
FPL Group	42,600	2,672,724
PPL	19,160	879,827
		6,172,653
Electrical Equipment – 0.61%
Rockwell Automation	33,960	1,949,983
		1,949,983
Food & Staples Retailing – 1.12%
CVS Caremark	88,397	3,580,962
		3,580,962
Food Products – 3.53%
General Mills	49,010	2,934,719
Kellogg	74,050	3,892,068
Nestle	8,820	4,406,448
		11,233,235
Health Care Providers & Services – 1.32%
UnitedHealth Group	52,160	1,792,218
†WellPoint	54,760	2,416,558
		4,208,776
Hotels, Restaurants & Leisure – 1.19%
Royal Caribbean Cruises	115,070	3,785,803
		3,785,803
Household Durables – 0.79%
†Toll Brothers	106,980	2,511,890
		2,511,890
Household Products – 1.48%
Procter & Gamble	67,220	4,710,105
		4,710,105
Industrial Conglomerates – 0.46%
3M	18,600	1,472,190
		1,472,190
Insurance – 9.04%
Allstate	207,700	9,982,063
Aon	23,340	938,268
Chubb	39,920	1,975,242
Genworth Financial	123,960	2,806,454
Hartford Financial Services Group	38,730	2,934,572
MetLife	132,090	7,959,744
Prudential Financial	27,980	2,189,435
		28,785,778
IT Services – 2.49%
Accenture Class A	135,570	4,767,997
Automatic Data Processing	15,830	671,034
†Visa	39,890	2,487,540
		7,926,571
Machinery – 1.22%
Eaton	12,040	959,227
Ingersoll-Rand Class A	49,110	2,189,324
Timken	24,810	737,353
		3,885,904
Media – 2.35%
Disney (Walt)	102,400	3,213,312
Omnicom Group	65,720	2,903,510
WPP Group	115,310	1,376,498
		7,493,320

Multiline Retail – 1.25%
Macy's	172,140	3,969,548
		3,969,548
Multi-Utilities & Unregulated Power – 2.36%
Dominion Resources	93,768	3,829,486
PG&E	42,360	1,559,695
Public Service Enterprise Group	52,970	2,128,864
		7,518,045
Oil, Gas & Consumable Fuels – 14.88%
Apache	36,180	4,371,268
Chevron	32,880	2,806,637
ConocoPhillips	51,360	3,914,146
Devon Energy	53,240	5,554,529
EOG Resources	26,170	3,140,400
Exxon Mobil	112,260	9,494,950
Hess	64,460	5,684,083
Marathon Oil	41,140	1,875,984
Royal Dutch Shell ADR	23,730	1,636,895
Total ADR	120,050	8,884,901
		47,363,793
Pharmaceuticals – 7.20%
Abbott Laboratories	26,180	1,443,827
GlaxoSmithKline	71,510	1,512,854
Johnson & Johnson	115,190	7,472,374
Merck	133,750	5,075,813
Pfizer	92,630	1,938,746
Wyeth	131,260	5,481,418
		22,925,032
Road & Rail – 0.86%
Burlington Northern Santa Fe	29,860	2,753,689
		2,753,689
Semiconductors & Semiconductor Equipment – 1.77%
Intel	266,400	5,642,352
		5,642,352
Software – 1.94%
†Oracle	315,830	6,177,635
		6,177,635
Specialty Retail – 1.29%
Advance Auto Parts	19,440	661,932
Sherwin-Williams	36,910	1,883,886
Staples	70,050	1,548,806
		4,094,624
Textiles, Apparel & Luxury Goods – 1.75%
NIKE Class B	82,080	5,581,440
		5,581,440
Tobacco – 3.00%
Altria Group	107,380	2,383,836
†Philip Morris International	141,510	7,157,576
		9,541,412
Trading Company & Distributors – 0.83%
Grainger (W.W.)	34,600	2,643,094
		2,643,094
Wireless Telecommunication Services – 0.95%
Vodafone Group ADR	1,005,340	3,010,753
		3,010,753
Total Common Stock (Cost $334,609,428)		314,721,538

	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper – 2.08%
Society General North America 4.81% 4/1/08	$6,625,000	6,625,000
Total Discounted Commercial Paper (Cost $6,625,000)		6,625,000

	Number of
	Shares
Short-Term Investment – 0.00%
Money Market Instrument – 0.00%
Dreyfus Cash Management Fund	8,947	8,947
Total Short-Term Investment (Cost $8,947)		8,947

Total Value of Securities – 100.93%
(Cost $341,243,375)		321,355,485
Liabilities Net of Receivables and Other Assets (See Notes) – (0.93%)		(2,954,011)
Net Assets Applicable to 13,271,989 Shares Outstanding – 100.00%		$318,401,474
†Non-income producing security for the period ended March 31, 2008.
 ≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Francs
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts1

Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
CHF 38,137	USD (38,329)	4/1/08	$ 65
GBP 46,139	USD (92,410)	4/1/08	(843)
$ (778)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$341,292,915
Aggregate unrealized appreciation	12,977,202
Aggregate unrealized depreciation	(32,914,632)
Net unrealized depreciation	$ (19,937,430)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$314,730,485	$-
Level 2	6,625,000	(778)
Level 3	-	-
Total	$321,355,485	$(778)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss.  When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future.  Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  Unrealized gains (losses) are included in liabilities net of receivables and other assets on the schedule of investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Small-Cap Index Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.53%
Aerospace & Defense – 1.46%
†AAR	5,078	$138,477
†AeroVironment	846	17,301
†Argon	1,539	26,178
†Ceradyne	3,657	116,878
Cubic	2,160	61,409
Curtiss-Wright	6,097	252,903
†DynCorp International Class A	3,395	56,629
†Esterline Technologies	3,957	199,314
†GenCorp	7,750	79,748
HEICO	3,470	169,163
†Hexcel	12,673	242,180
†Innovative Solutions & Support	2,018	21,330
†Ladish	1,932	69,552
†Moog Class A	5,112	215,778
†MTC Technologies	1,275	30,320
†Orbital Sciences	8,039	193,740
†TASER International	8,937	84,008
†Teledyne Technologies	4,706	221,181
Triumph Group	2,151	122,456
		2,318,545
Air Freight & Logistics – 0.36%
†ABX Holdings	7,843	23,058
†Atlas Air Worldwide Holdings	1,857	102,135
†Dynamex	1,374	34,762
Forward Air	4,148	147,005
†HUB Group Class A	5,370	176,619
Pacer International	4,920	80,836
†Park-Ohio Holdings	935	14,689
		579,104
Airlines – 0.42%
†Airtran Holdings	12,809	84,539
†Alaska Air Group	5,278	103,554
†Allegiant Travel	569	15,033
†ExpressJet Holdings	7,374	19,394
†Frontier Airlines Holdings	4,300	10,879
†JetBlue Airways	24,084	139,687
†Pinnacle Airlines	2,032	17,739
†Republic Airways Holdings	4,947	107,152
SkyWest	8,473	178,951
		676,928
Auto Components – 1.17%
†Aftermarket Technology	2,945	57,251
American Axle & Manufacturing Holdings	5,800	118,900
†Amerigon	4,106	60,769
ArvinMeritor	9,299	116,330
Cooper Tire & Rubber	8,016	120,000
†Drew Industries	2,295	56,136
†Exide Technologies	10,439	136,751
†GenTek	1,231	37,028
†Hayes Lemmerz International	11,957	33,360
†Lear	10,536	272,988
†LKQ	15,134	340,060
Modine Manufacturing	4,316	62,539
Noble International	1,591	9,944
†Raser Technologies	4,392	37,727
Sauer-Danfoss	1,232	27,276
Spartan Motors	4,060	34,348
Standard Motor Products	1,836	11,236
†Stoneridge	1,655	22,260
Superior Industries International	3,114	64,616
†Tenneco	6,273	175,268
†Visteon	17,261	64,901
		1,859,688
Automobiles – 0.09%
†Fleetwood Enterprises	7,736	35,586
Monaco Coach	3,778	35,815
Winnebago Industries	3,964	66,992
		138,393
Beverages – 0.09%
†Boston Beer Class A	1,057	50,250
Coca-Cola Bottling Consolidated	791	48,741
†Jones Soda	3,755	13,105
MGP Ingredients	1,692	11,827
†National Beverage	1,606	12,318
		136,241
Biotechnology – 3.34%
†ACADIA Pharmaceuticals	4,318	39,121
†Acorda Therapeutics	3,391	60,868
†Affymax	270	3,807
†Alexion Pharmaceuticals	5,000	296,500
†Alkermes	13,547	160,938
†Allos Therapeutics	6,167	37,495
†Alnylam Pharmaceutic	4,853	118,413
†Altus Pharmaceutical	2,323	10,570
†AMAG Pharmaceuticals	2,219	89,714
†Applera - Celera Group	10,749	158,010
†Arena Pharmaceuticals	10,277	70,295
†Ariad Pharmaceuticals	10,280	34,644
†ArQule	5,537	23,698
†Array Biopharma	5,895	41,324
†Avi Biopharma	4,100	7,544
†BioMarin Pharmaceuticals	12,852	454,575
†Bionovo	5,252	6,670
†Cell Genesys	12,377	29,086
†Cepheid	7,769	189,486
†Cubist Pharmaceuticals	7,324	134,908
†CV Therapeutics	7,649	54,537
†Cytokinetics	3,454	11,467
†CytRx	10,124	11,643
†deCode genetics	5,000	7,650
†Dendreon	10,887	52,475
†Emergent Biosolutions	598	5,334
†Encysive Pharmaceuticals	10,810	25,404
†Enzon Pharmaceuticals	7,098	65,373
†Genitope	2,500	625
†Genomic Health	1,998	37,742
†GenVec	7,726	13,598
†Geron	8,935	43,603
†GTx	2,508	40,329
†Halozyme Therapeutic	8,113	51,599
†Human Genome Sciences	18,207	107,239
†Idenix Pharmaceuticals	3,172	15,923
†Immunomedics	5,995	16,846
†Incyte	11,985	125,962
†Indevus Pharmaceuticals	8,750	41,738
†InterMune	4,274	62,315
†Isis Pharmaceuticals	12,034	169,800
†Keryx Biopharmaceuticals	6,294	3,776
†Kosan Biosciences	4,959	7,786
†Ligand Pharmaceuticals Class B	11,372	45,488
†MannKind	7,611	45,438
†Martek Biosciences	4,309	131,726
†Maxygen	3,075	19,865
†Medarex	17,464	154,556
†Metabolix	2,108	23,083
†Molecular Insight Pharmaceuticals	360	2,434
†Momenta Pharmaceuticals	3,011	32,910
†Myriad Genetics	5,938	239,242
†Nabi Biopharmaceuticals	8,643	34,745
†Nanosphere	1,320	11,431
†Neurocrine Biosciences	5,428	29,311
†Neurogen	3,690	6,863
†Novavax	6,200	16,492
†Omrix Biopharmaceuticals	1,718	24,052
†Onyx Pharmaceuticals	7,393	214,619
†Orexigen Therapeutics	684	7,045
†OSI Pharmaceuticals	7,761	290,184
†Osiris Therapeutics	1,253	15,763
†Peregrine Pharmaceuticals	17,000	7,990
†Poniard Pharmaceuticals	2,712	9,085
†Progenics Pharmaceuticals	3,668	23,952
†Protalix BioTherapeutics	125	329
†Regeneron Pharmaceuticals	8,674	166,454
†Rigel Pharmaceuticals	4,068	75,909
†RTI Biologics	6,588	62,257
†Savient Pharmaceuticals	7,598	151,960
†Seattle Genetics	8,279	75,339
†Senomyx	4,330	25,547
†Telik	9,097	22,197
†Tercica	3,843	22,020
†Trubion Pharmaceuticals	919	8,675
†United Therapeutics	3,060	265,302
†Vanda Pharmaceutical	3,348	12,957
†XOMA	18,614	48,210
†Zymogenetics	5,143	50,401
		5,314,261
Building Products – 0.38%
AAON	1,531	30,666
American Woodmark	1,628	33,472
Ameron International	1,219	114,013
Apogee Enterprises	4,011	61,769
†Builders Firstsource	2,248	16,320
†Griffon	4,076	35,054
Insteel Industries	2,224	25,865
†NCI Building Systems	2,555	61,831
†PGT	1,002	2,745
Simpson Manufacturing	4,800	130,464
†Trex	2,035	16,036
Universal Forest Products	2,228	71,742
		599,977
Capital Markets – 1.70%
Apollo Investment	16,434	260,150
Ares Capital	9,120	114,638
BlackRock Kelso Capital	1,629	19,450
Calamos Asset Management Class A	3,410	55,515
Capital Southwest	441	54,561
Cohen & Steers	2,500	66,225
†Cowen Group	1,843	13,067
†Duff & Phelps Class A	1,244	22,380
Epoch Holding	979	11,728
Evercore Partners Class A	1,023	18,158
†FBR Capital Markets	4,458	30,092
GAMCO Investors	895	45,072
†GFI Group	2,173	124,513
Gladstone Capital	2,630	49,207
Greenhill & Co	2,590	180,160
Hercules Technology Growth Capital	4,960	53,866
†Interactive Brokers Group Class A	5,530	141,955
†KBW	3,704	81,673
†Knight Capital Group Class A	13,533	219,776
Kohlberg Capital	1,695	17,594
†LaBranche	6,502	28,284
†Ladenburg Thalmann Financial Services	10,114	18,913
†MarketAxess Holdings	4,240	42,146
MCG Capital	8,201	74,547
MVC Capital	2,903	44,242
optionsXpress Holdings	6,065	125,606
Patriot Capital Funding	2,129	22,291
PennantPark Investment	2,331	19,837
†Penson Worldwide	1,634	15,082
†Piper Jaffray	2,452	83,270
Prospect Energy	3,435	52,281
Sanders Morris Harris Group	1,807	14,745
†Stifel Financial	1,988	89,261
SWS Group	3,036	37,130
†Thomas Weisel Partners Group	2,511	16,623
TICC Capital	2,403	18,071
†Tradestation Group	4,124	35,136
US Global Investors Class A	1,378	18,658
W. P. Stewart	2,265	4,394
Waddell & Reed Financial Class A	11,510	369,816
		2,710,113
Chemicals – 2.70%
A. Schulman	3,788	77,768
American Vanguard	2,013	33,496
Arch Chemicals	3,195	119,046
Balchem	2,573	58,973
†Calgon Carbon	5,965	89,773
CF Industries	7,558	783,159
EnergySolutions	3,958	90,797
Ferro	5,958	88,536
†Flotek Industries	2,286	33,353
Fuller (H.B.)	8,020	163,688
Georgia Gulf	4,753	32,938
†Grace (W.R.) & Co	9,432	215,238
Hercules	16,026	293,116
Innophos Holdings	2,436	39,195
Innospec	3,108	65,890
Koppers Holdings	2,377	105,325
Kronos Worldwide	510	12,317
†Landec	2,533	21,353
†LSB Industries	2,265	33,386
Minerals Technologies	2,580	162,024
NewMarket	2,108	159,049
NL Industries	891	9,730
Olin	10,180	201,157
†OM Group	4,108	224,050
†PolyOne	13,120	83,574
†Rockwood Holdings	4,873	159,688
Sensient Technologies	6,506	191,862
†ShengdaTech	4,134	35,139
Spartech	4,423	37,374
Stepan	666	25,461
†Symyx Technologies	4,158	31,185
†Terra Industries	12,694	451,018
Tronox Class B	5,605	21,860
Valhi	632	14,782
Zep	2,792	45,286
†Zoltek	3,546	94,040
		4,304,626
Commercial Banks – 5.69%
1st Source	2,154	45,342
Abington Bancorp	1,739	17,946
Amcore Financial	3,099	63,065
Americanwest Bancorp	2,048	17,859
Ameris Bancorp	1,631	26,194
Bancfirst	922	42,209
Banco Latinoamericano de Exportacions	3,422	52,699
†Bancorp	1,427	17,238
Bank of The Ozarks	1,681	40,176
Bankfinancial	3,348	53,267
Banner	2,206	50,826
†Beneficial Mutual Bancorp	5,284	52,259
Boston Private Financial Holdings	4,815	50,991
Capital City Bank Group	1,895	54,955
Capital Corp. of the West	1,275	10,226
Capitol Bancorp	2,197	46,445
Cascade Bancorp	3,150	30,114
Cathay General Bancorp	6,737	139,658
†Centennial Bank Holdings	6,721	42,208
Center Financial	1,748	15,837
Central Pacific Financial	4,028	75,928
Chemical Financial	3,386	80,722
Citizens Republic Bancorp	10,008	124,399
City Holding	2,193	87,501
CoBiz Financial	2,309	30,063
Columbia Banking System	2,509	56,151
†Community Bancorp	1,716	23,269
Community Bank System	4,160	102,170
Community Trust Bancorp	2,113	61,911
CVB Financial	8,521	88,704
Enterprise Financial Services	1,105	27,625
First Bancorp	1,298	25,869
First Bancorp (Puerto Rico)	12,900	131,064
First Charter	4,800	128,208
First Commonwealth Financial	9,981	115,680
First Community Bancorp	3,387	90,941
First Community Bancshares	1,175	42,794
First Financial	1,911	58,821
First Financial Bancorp	4,173	56,127
First Financial Bankshares	2,767	113,392
First Merchants	2,604	74,318
First Midwest Bancorp	6,872	190,834
†First Regional Bancorp	845	13,858
First South Bancorp	1,040	23,400
First State Bancorp	2,828	37,867
FirstMerit	10,647	219,966
FNB	8,908	139,054
Frontier Financial	5,174	91,476
Glacier Bancorp	7,333	140,574
Great Southern Bancorp	1,212	18,919
Greene County Bancshares	1,701	30,091
Hancock Holding	3,569	149,969
Hanmi Financial	5,454	40,305
Harleysville National	4,403	63,491
Heartland Financial USA	1,638	34,660
Heritage Commerce	1,992	36,513
Home Bancshares	1,579	32,954
Horizon Financial	1,670	23,063
IBERIABANK	1,691	74,827
Imperial Capital Bancorp	791	17,101
Independent Bank (Massachusetts)	1,832	54,136
Independent Bank (Michigan)	3,333	34,597
Integra Bank	3,086	49,993
International Bancshares	7,116	160,679
†Investors Bancorp	7,242	111,165
Irwin Financial	2,675	14,204
Lakeland Bancorp	3,065	39,630
Lakeland Financial	1,810	40,997
Macatawa Bank	2,087	21,726
MainSource Financial Group	2,334	36,177
MB Financial	4,821	148,390
Midwest Banc Holdings	2,509	32,065
Nara Bancorp	3,525	45,790
National Penn Bancshares	10,606	192,922
NBT Bancorp	4,443	98,635
†Northfiled Bancorp	2,659	27,255
Old National Bancorp	8,875	159,750
Old Second Bancorp	1,429	37,954
Omega Financial	1,530	47,736
Oriental Financial Group	2,625	51,739
Pacific Capital Bancorp	6,211	133,537
Park National	1,553	110,030
Peoples Bancorp	1,540	37,129
†Pinnacle Financial Partners	3,162	80,947
Preferred Bank	1,177	19,644
PrivateBancorp	2,530	79,619
Prosperity Bancshares	4,596	131,721
Provident Bankshares	4,297	46,150
Renasant	3,011	67,748
Republic Bancorp	899	16,973
Royal Bancshares of Pennsylvania	343	4,963
S Y Bancorp	1,325	30,793
S&T Bancorp	3,418	109,957
Sandy Spring Bancorp	1,970	54,214
Santander Bancorp	517	5,227
SCBT Financial	1,346	45,495
Seacoast Banking Corporation of Florida	2,075	22,721
Security Bank	2,222	17,665
Sierra Bancorp	911	19,687
†Signature Bank	3,953	100,802
Simmons First National	2,040	60,649
South Financial Group	10,001	148,615
Southside Bancshares	1,760	42,363
Southwest Bancorp	1,860	32,569
Sterling Bancorp	2,889	44,866
Sterling Bancshares	9,996	99,360
Sterling Financial (Pennsylvania)	3,533	61,651
Sterling Financial (Washington)	6,684	104,337
Suffolk Bancorp	1,468	46,506
†Sun Bancorp	1,935	25,484
Superior Bancorp	6,072	30,178
Susquehanna Bancshares	11,499	234,234
†SVB Financial Group	4,729	206,373
Taylor Capital Group	768	12,611
†Texas Capital Bancshares	3,194	53,915
Tompkins Trustco	893	43,936
Trico Bancshares	1,602	27,731
Trustmark	6,475	144,263
UCBH Holdings	13,074	101,454
UMB Financial	4,136	170,403
Umpqua Holdings	8,019	124,375
Union Bankshares	1,398	27,079
United Bankshares	5,323	141,858
United Community Banks	5,688	96,582
United Security Bancshares	954	16,027
Univest Corporation of Pennsylvania	1,615	42,297
†Virginia Commerce Bancorp	2,295	26,347
Washington Trust Bancorp	1,375	34,128
WesBanco	3,524	87,078
West Coast Bancorp	1,856	27,079
Westamerica Bancorporation	4,045	212,766
†Western Alliance Bancorp	1,927	24,781
Wilshire Bancorp	2,529	19,322
Wintrust Financial	3,265	114,112
		9,069,984
Commercial Services & Supplies – 4.59%
ABM Industries	5,957	133,675
†ACCO Brands	7,333	99,509
Administaff	3,214	75,883
†Advisory Board	2,325	127,736
American Ecology	2,534	64,186
†American Reprographics	4,251	63,085
†AMREP	286	14,958
†Arrowhead Research	3,948	11,173
Barrett Business Services	669	11,460
Bowne & Co	3,685	56,196
Brady	6,789	226,956
†Casella Waste Systems	3,091	33,785
†CBIZ	7,248	58,854
CDI	1,490	37,325
†Cenveo	7,506	78,513
†Clean Harbors	2,239	145,535
†Comsys IT Partners	2,347	19,856
†Consolidated Graphics	1,438	80,600
†Cornell Companies	1,538	34,543
†Costar Group	2,617	112,531
†CRA International	1,578	50,717
CTS	5,272	56,410
Deluxe	7,201	138,331
Diamond Management & Technology Consultants	3,673	23,691
Ennis Business Forms	3,307	55,491
†Exponent	2,123	69,719
†First Advantage	1,346	28,522
†FTI Consulting	6,354	451,389
†Fuel-Tech	2,182	44,731
G&K Services	2,954	105,192
†Geo Group	6,979	198,483
†GeoEye	2,438	63,364
†Global Cash Access Holdings	5,197	30,454
Healthcare Services Group	5,517	113,871
Heidrick & Struggles International	2,406	78,267
Herman Miller	8,203	201,548
†Hudson Highland Group	3,347	28,349
†Huron Consulting Group	2,486	103,293
†ICT Group	1,410	14,227
†IHS Class A	4,614	296,726
Ikon Office Solutions	14,097	107,137
†InnerWorkings	2,707	37,979
Kelly Services Class A	3,283	67,498
†Kenexa	3,069	56,715
†Kforce	4,260	37,658
Knoll	6,822	78,726
†Korn/Ferry International	6,274	106,031
†Layne Christensen	2,300	80,546
†LECG	3,806	35,624
†M&F Worldwide	1,492	55,786
McGrath RentCorp	3,464	83,517
Mine Safety Appliances	3,898	160,559
†Mobile Mini	4,740	90,060
Multi-Color	949	21,220
†Navigant Consulting	7,038	133,581
†Odyssey Marine Exploration	4,793	25,834
†On Assignment	4,626	29,375
†PeopleSupport	3,494	31,865
†PHH	7,000	122,010
†Pike Electric	2,582	35,967
†Protection One	612	5,869
†Resources Connection	6,355	113,564
Rollins	5,827	103,080
†SAIC	22,358	415,635
Schawk	2,085	33,339
†School Specialty	2,827	89,164
†Spherion	7,286	44,590
†Standard Parking	1,146	24,020
Standard Register	1,921	14,965
†Taleo	1,895	36,763
Team	2,276	62,135
†TeleTech Holdings	5,854	131,481
†TETRA Technologies	7,665	149,544
†Trueblue	6,232	83,758
†United Stationers	3,639	173,580
Viad	2,745	98,847
†Volt Information Sciences	1,871	31,732
†Waste Connections	9,222	283,484
Waste Industries USA	783	28,305
†Waste Services	2,857	23,199
Watson Wyatt Worldwide Class A	5,874	333,350
		7,317,226
Communications Equipment – 1.89%
†3Com	51,062	116,932
†Acme Packet	2,738	21,877
Adtran	7,701	142,469
†Anaren Microwave	2,532	32,055
†Arris Group	17,682	102,909
†Avanex	23,169	16,450
†Avocent	6,599	111,523
Bel Fuse	1,845	51,402
†BigBand Networks	1,273	7,294
Black Box	2,480	76,508
†Blue Coat Systems	4,561	100,524
†Coleman Cable	867	9,537
†Comtech Group	2,484	26,802
†Comtech Telecommunications	3,219	125,541
†Digi International	3,237	37,355
†Ditech Networks	4,825	14,186
†Dycom Industries	5,545	66,595
†EMS Technologies	2,097	56,913
†Extreme Networks	15,450	47,895
†Finisar	32,797	41,980
†Foundry Networks	19,516	225,996
†Harmonic	12,701	96,528
†Hughes Communications	934	47,335
†Infinera	2,335	28,020
†InterDigital	6,230	123,416
†Ixia	6,382	49,524
†Loral Space & Communications	1,337	31,874
†MasTec	5,356	43,973
†MRV Communications	19,112	26,183
†NETGEAR	4,411	87,999
†Network Equipment Technologies	3,075	20,203
†Oplink Communications	2,772	24,588
†OpNext	2,753	15,004
†Optium	1,422	9,997
†Orbcomm	2,750	13,640
†Packeteer	5,303	26,992
Plantronics	6,516	125,824
†Polycom	12,293	277,085
†Powerwave Technologies	15,976	40,739
†SeaChange International	3,435	24,148
†Sonus Networks	36,051	124,015
†Switch & Data Facilities	1,371	13,998
†Sycamore Networks	25,493	93,304
†Symmetricom	6,560	22,894
†Tekelec	7,801	97,122
†UTStarcom	15,802	44,878
†Viasat	2,996	65,073
		3,007,099
Computers & Peripherals – 0.82%
†Adaptec	14,655	43,086
†Avid Technology	5,383	131,022
†Compellent Technologies	1,338	16,725
†Cray	3,786	22,565
†Electronics for Imaging	7,456	111,244
†Emulex	11,522	187,116
†Hutchinson Technology	3,558	56,608
†Hypercom	8,403	36,469
Imation	4,914	111,744
†Immersion	3,597	25,575
†Intermec	8,383	186,018
†Mobility Electronics	2,500	3,175
†Novatel Wireless	4,452	43,095
†Palm	13,979	69,895
†Quantum	27,233	58,279
†Rackable Systems	3,525	32,148
†Rimage	1,178	25,798
†Silicon Graphics	759	9,002
†Stratasys	2,946	52,439
†Synaptics	3,495	83,461
		1,305,464
Construction & Engineering – 0.53%
†Aecom Technology	5,799	150,832
Comfort Systems USA	5,854	76,161
†EMCOR Group	8,585	190,673
†ENGlobal	1,951	16,681
Granite Construction	4,690	153,410
†Great Lakes Dredge & Dock	2,071	10,707
†Insituform Technologies Class A	3,666	50,701
†Integrated Electrica	1,620	25,450
†Michael Baker	842	18,911
†Perini	3,608	130,718
†Stanley	968	28,517
		852,761
Construction Materials – 0.20%
†Headwaters	5,051	66,623
Texas Industries	3,771	226,674
†US Concrete	5,246	19,935
		313,232
Consumer Finance – 0.39%
Advance America Cash Advance Centers	8,155	61,570
ADVANTA Class B	5,060	35,572
Asta Funding	1,706	23,765
†Cardtronics	1,632	11,375
Cash America International	4,052	147,492
†CompuCredit	2,815	24,969
†Credit Acceptance	916	14,225
†Dollar Financial	1,945	44,735
†Ezcorp Class A	5,028	61,895
†First Cash Financial Services	3,550	36,672
Nelnet Class A	2,198	25,827
QC Holdings	623	5,638
†RiskMetrics Group	2,893	55,980
†World Acceptance	2,337	74,433
		624,148
Containers & Packaging – 0.69%
†AEP Industries	852	25,807
AptarGroup	9,494	369,602
Chesapeake	3,108	14,949
†Graphic Packaging Holding	8,802	25,702
Greif Class A	4,563	309,965
Myers Industries	3,772	49,526
Rock-Tenn Class A	4,562	136,723
Silgan Holdings	3,234	160,503
		1,092,777
Distributors – 0.07%
†Audiovox Class A	2,385	25,472
†BMP Sunstone	3,107	23,800
Building Material Holding	4,053	17,752
†Core Mark Holding	1,062	30,522
†Source Interlink	5,467	10,387
		107,933
Diversified Consumer Services – 1.32%
†American Public Education	702	21,320
†Bright Horizons Family Solutions	3,449	148,445
†Capella Education	1,349	73,655
†Coinstar	3,714	104,512
†Corinthian Colleges	11,227	81,171
CPI	538	9,291
DeVry	8,051	336,853
†INVESTools	7,043	77,403
Jackson Hewitt Tax Service	4,222	48,426
†K12	842	16,495
†Lincoln Educational Services	278	3,336
Matthews International Class A	4,363	210,515
Prepaid Legal Services	1,184	50,213
Regis	5,769	158,590
Sotheby's	8,825	255,131
†Steiner Leisure	2,159	71,247
Stewart Enterprises Class A	13,031	83,659
Strayer Education	1,933	294,783
†SuccessFactors	1,813	17,695
†Universal Technical Institute	2,933	34,404
		2,097,144
Diversified Financial Services – 0.41%
Ampal-American Israel Class A	1,966	12,582
†Asset Acceptance Capital	2,017	19,424
Compass Diversified Trust	2,380	31,297
†Encore Capital Group	1,875	12,750
†FCStone Group	1,273	35,262
Financial Federal	3,720	81,134
†Heckmann	7,085	52,783
†Hicks Acquisition I	7,279	66,821
†Information Services Group	3,906	20,155
†NewStar Financial	1,864	9,656
†NRDC Acquisition	5,459	50,168
†PICO Holdings	2,175	65,750
†Portfolio Recovery Associates	2,123	91,056
†Primus Guaranty	5,661	20,266
Pzena Investment Management Class A	1,084	12,271
Resource America Class A	2,041	19,287
†Triplecrown Acquisition	6,333	57,757
		658,419
Diversified Telecommunications Services – 0.91%
Alaska Communications Systems Group	5,666	69,352
Atlantic Tele-Network	1,369	46,313
†Cbeyond	2,838	53,326
†Cincinnati Bell	33,095	140,985
†Cogent Communications Group	6,965	127,529
Consolidated Communications Holdings	3,344	50,595
Fairpoint Communications	4,902	44,216
†General Communication Class A	6,962	42,747
†Global Crossing	4,919	74,572
†Globalstar	2,735	19,938
IDT Class B	5,807	22,473
Iowa Telecommunications Services	3,862	68,473
†Neutral Tandem	1,070	19,271
NTELOS Holdings	3,932	95,154
†Premiere Global Services	8,719	125,030
Shenandoah Telecom	3,295	48,898
†ShoreTel	1,511	7,736
†Starent Networks	1,815	24,503
SureWest Communications	1,588	24,550
†Time Warner Telecommunications Class A	19,860	307,631
†USA Mobility	3,218	22,977
†Vonage Holdings	5,562	10,290
		1,446,559
Electric Utilities – 1.24%
ALLETE	3,379	130,497
Central Vermont Public Service	1,928	46,079
Cleco	8,072	179,037
†El Paso Electric	6,027	128,797
Empire District Electric	4,707	95,317
†EnerNOC	387	4,412
Idacorp	6,082	195,293
ITC Holdings	6,653	346,354
MGE Energy	2,849	97,037
Otter Tail	4,058	143,613
Portland General Electric	4,196	94,620
UIL Holdings	3,515	105,907
Unisource Energy	4,811	107,093
Westar Energy	13,430	305,801
		1,979,857
Electrical Equipment – 1.62%
Acuity Brands	5,584	239,833
†American Superconductor	5,671	131,510
†AZZ	1,610	57,284
Baldor Electric	6,163	172,564
Belden CDT	6,045	213,509
†China BAK Battery	3,800	14,326
†Clean Energy Fuels	937	12,518
†Comverge	565	5,836
Encore Wire	3,050	55,541
†Energy Conversion Devices	5,500	164,450
†EnerSys	3,212	76,831
†Evergreen Solar	14,103	130,735
Franklin Electric	2,549	87,099
†FuelCell Energy	9,667	64,286
†GrafTech International	14,040	227,588
†II-VI	3,169	120,359
LSI Industries	2,647	34,967
†Medis Technologies	3,096	28,081
†Nova Biosource Fuels	3,651	5,513
†Polypore International	2,293	47,442
†Powell Industries	1,184	46,614
†Power-One	8,310	26,675
Preformed Line Products	279	13,582
Regal Beloit	4,321	158,278
Smith (A.O.)	2,823	92,792
†Superior Essex	2,715	76,346
†Verenium	6,371	22,426
Vicor	2,221	26,519
Woodward Governor	8,252	220,493
		2,573,997
Electronic Equipment & Instruments – 2.57%
†Acacia Research - Acacia Technologies	4,187	24,075
Agilysys	3,976	46,122
†Anixter International	4,140	265,125
†Applied Energetics	5,526	9,173
†Benchmark Electronics	9,530	171,064
†Brightpoint	6,436	53,805
†Checkpoint Systems	5,382	144,507
†Cogent	5,871	55,364
Cognex	5,917	129,168
†CPIInternational	537	5,327
Daktronics	4,314	77,264
†DTS	2,362	56,688
†Echelon	3,874	52,299
†Electro Scientific Industries	4,020	66,250
†Entropic Communications	912	3,548
†Excel Technology	2,050	55,268
†Faro Technologies	2,298	71,652
†FLIR Systems	18,131	545,561
†Gerber Scientific	2,801	24,901
†ID Systems	1,300	9,763
†Insight Enterprises	6,383	111,703
†IPG Photonics	1,435	22,515
†Itron	4,121	371,837
†KEMET	10,453	42,230
†L-1 Identity Solutions	7,756	103,155
†Littelfuse	2,970	103,861
†Lojack	2,569	32,472
†Maxwell Technologies	1,600	16,304
†Measurement Specialties	1,908	33,333
†Mercury Computer Systems	3,068	17,242
Methode Electronics	4,898	57,258
MTS Systems	2,388	77,037
†Multi-Fineline Electronix	1,060	19,896
†Newport	4,755	53,113
†Orion Energy Systems	1,198	11,429
†OSI Systems	1,918	44,152
†Oyo Geospace	572	25,980
Park Electrochemical	2,687	69,459
†PC Connection	872	6,906
†Plexus	6,293	176,519
†RadiSys	3,342	33,721
†Rofin-Sinar Technologies	4,102	184,179
†Rogers	2,177	72,734
†Rubicon Technology	1,001	29,009
†Scansource	3,420	123,770
†Smart Modular Technologies	6,333	39,328
†Synnex	2,363	50,143
Technitrol	5,393	124,740
†TTM Technologies	5,645	63,901
†Universal Display	3,842	55,017
X-Rite	4,150	24,776
†Zygo	2,467	30,689
		4,095,332
Energy Equipment & Services – 2.73%
†Allis-Chalmers Energy	3,643	50,237
†Approach Resources	1,454	22,799
†Atwood Oceanics	3,684	337,896
†Basic Energy Services	5,705	125,966
†Bristow Group	2,677	143,675
†Bronco Drilling	4,815	77,570
†Cal Dive International	5,675	58,907
CARBO Ceramics	2,723	109,192
†Complete Production Services	5,873	134,727
†CVR Energy	2,642	60,845
†Dawson Geophysical	957	64,598
†Dril-Quip	3,505	162,877
†Exterran Holdings	8,248	532,325
†Geokinetics	797	14,442
Gulf Island Fabrication	1,395	40,064
†Gulfmark Offshore	3,118	170,617
†Hercules Offshore	11,417	286,795
†Hornbeck Offshore Services	2,955	134,955
†ION Geophysical	11,430	157,734
Lufkin Industries	1,934	123,428
†Matrix Service	3,679	63,205
†Natco Group Class A	2,578	120,522
†Newpark Resources	10,990	56,049
†Oil States International	6,604	295,925
†Parker Drilling	14,727	95,136
†PHI	1,958	61,755
†Pioneer Drilling	7,004	111,574
†Rex Energy	1,793	29,836
RPC	4,479	68,036
†Sulphco	6,465	26,959
†Superior Offshore International	1,050	3,476
†Superior Well Services	2,267	49,579
†T-3 Energy Services	784	33,367
†Trico Marine Service	1,662	64,768
†Union Drilling	1,777	31,080
†W-H Energy Services	4,015	276,433
†Willbros Group	4,994	152,816
		4,350,165
Food & Staples Retailing – 1.09%
Andersons	2,060	91,897
Arden Group	100	14,300
Casey's General Stores	6,991	157,997
†Central European District	4,864	283,035
†Great Atlantic & Pacific Tea	3,903	102,337
Ingles Markets Class A	1,836	45,147
Longs Drug Stores	4,547	193,065
Nash Finch	1,820	61,844
†Pantry	2,978	62,776
†Performance Food Group	4,624	151,112
Pricesmart	1,963	54,395
Ruddick	5,423	199,891
Spartan Stores	2,888	60,215
†United Natural Foods	5,563	104,084
Village Super Market Class A	357	18,386
Weis Markets	1,778	61,288
†Winn Dixie Stores	4,335	77,857
		1,739,626
Food Products – 1.32%
Alico	409	18,057
†American Dairy	731	6,725
Cal-Maine Foods	1,470	49,069
Chiquita Brands International	5,932	137,089
†Darling International	11,241	145,571
Farmer Brothers	600	13,884
Flowers Foods	10,135	250,840
†Fresh Del Monte Produce	4,185	152,334
†Green Mountain Coffee Roasters	2,586	81,847
†Hain Celestial Group	5,387	158,917
Imperial Sugar	1,712	32,220
J&J Snack Foods	1,980	54,391
Lancaster Colony	2,971	118,721
Lance	3,893	76,303
†Maui Land & Pineapple	653	20,824
†Peet's Coffee & Tea	1,875	44,081
Pilgrim's Pride	5,475	110,759
†Ralcorp Holdings	3,658	212,712
Reddy Ice Holdings	3,060	39,872
Sanderson Farms	2,292	87,119
Seaboard	46	71,990
Tootsie Roll Industries	5,135	129,391
†Treehouse Foods	4,295	98,184
		2,110,900
Gas Utilities – 0.93%
EnergySouth	1,022	53,338
Laclede Group	2,899	103,291
New Jersey Resources	5,806	180,276
NICOR	6,206	207,963
Northwest Natural Gas	3,739	162,422
Piedmont Natural Gas	10,270	269,691
South Jersey Industries	3,892	136,648
Southwest Gas	5,492	153,556
WGL Holdings	6,528	209,288
		1,476,473
Health Care Equipment & Supplies – 3.49%
†Abaxis	3,076	71,271
†Abiomed	4,176	54,873
†Accuray	2,154	16,823
†Align Technology	7,996	88,836
†American Medical System Holdings	10,009	142,028
Analogic	1,851	123,166
†Angiodynamics	3,282	37,940
†Arthrocare	3,817	127,297
†Aspect Medical Systems	2,707	16,513
†Cantel Medical	1,343	14,263
†Conceptus	4,119	76,449
†Conmed	3,770	96,663
†Cutera	1,580	21,283
†Cyberonics	3,286	47,647
†Cynosure Class A	886	18,872
Datascope	1,838	76,148
†DexCom	2,200	9,108
†ev3	6,368	51,836
†Greatbatch	2,984	54,935
†Haemonetics	3,603	214,666
†Hansen Medical	1,277	17,955
†Hologic	16,689	927,907
†ICU Medical	1,768	50,865
†I-Flow	3,156	44,279
†Immucor	9,478	202,260
†Integra LifeSciences Holdings	2,444	106,241
Invacare	4,042	90,056
†Inverness Medical Innovation	10,395	312,889
†Kensey Nash	1,656	47,941
†LifeCell	4,692	197,205
†Masimo	1,976	51,376
†Medical Action Industries	2,240	36,803
Mentor	4,933	126,877
Meridian Bioscience	5,402	180,589
†Merit Medical Systems	3,911	61,911
†Micrus Endovascular	1,549	19,146
†Minrad International	5,492	12,906
†Natus Medical	2,754	49,985
†Neurometrix	1,500	2,730
†Northstar Neuroscien	2,276	3,596
†NuVasive	4,778	164,889
†NxStage Medical	2,201	9,508
†OraSure Technologies	5,984	43,743
†Orthofix International	2,310	91,869
†Palomar Medical Technologies	2,438	36,814
†Quidel	3,958	63,565
†Sirona Dental System	2,417	65,186
†Sonic Innovations	3,076	14,857
†Sonosite	2,221	63,143
†Spectranetics	4,055	33,900
†Stereotaxis	3,471	20,548
STERIS	8,597	230,657
†SurModics	2,351	98,460
†Symmetry Medical	4,933	81,888
†Thoratec	7,006	100,116
†TranS1	1,150	13,398
Vital Signs	1,516	76,785
†Volcano	4,085	51,063
West Pharmaceutical Services	4,478	198,061
†Wright Medical Group	4,855	117,200
†Zoll Medical	2,933	77,988
		5,557,772
Health Care Providers & Services – 2.49%
†Air Methods	1,585	76,666
†Alliance Imaging	3,148	27,073
†Amedisys	3,551	139,696
†American Dental Partners	1,462	14,138
†AMERIGROUP	7,110	194,317
†AMN Healthcare Services	4,258	65,658
†Amsurg	4,033	95,501
†Animal Health International	1,436	15,710
†Apria Healthcare Group	6,068	119,843
†Assisted Living Concepts	7,593	44,723
†athenahealth	914	21,634
†Bio-Reference Labs	1,800	47,574
†Capital Senior Living	2,767	22,274
†Centene	6,093	84,936
Chemed	3,278	138,332
†CorVel	1,308	40,012
†Cross Country Healthcare	4,625	57,211
†CryoLife	2,624	24,666
†Emergency Medical Services	1,379	34,048
†Emeritus	1,340	27,952
†Genoptix	755	18,883
†Gentiva Health Services	3,700	80,512
†HealthExtras	4,250	105,570
†HealthSouth	10,896	193,840
†HealthSpring	6,663	93,815
†Healthways	4,717	166,699
†HMS Holdings	2,837	80,996
†Hythiam	4,177	5,054
†Insulet	736	10,598
†inVentiv Health	4,336	124,920
†IPC - The Hospitalist	804	15,903
†Kindred Healthcare	3,952	86,430
Landauer	1,314	66,147
LCA-Vision	2,540	31,750
†LHC Group	2,118	35,582
†Magellan Health Services	5,390	213,930
†Matria Healthcare	2,827	63,042
†MedCath	1,479	26,918
†Molina Healthcare	1,934	47,228
†MWI Veterinary Supply	955	33,673
National Healthcare	873	42,515
†Nighthawk Radiology Holdings	2,425	22,698
†Odyssey HealthCare	5,157	46,413
Owens & Minor	5,474	215,348
†Providence Service	1,609	48,270
†PSS World Medical	8,909	148,424
†Psychiatric Solutions	7,483	253,824
†RehabCare Group	2,700	40,500
†Res-Care	3,462	59,373
†Skilled Healthcare Group	2,612	28,680
†Sun Healthcare Group	5,958	78,288
†Sunrise Assisted Living	6,191	137,935
†Triple-S Management Class B	1,903	33,588
†Virtual Radiologic	830	12,682
		3,961,992
Health Care Technology – 0.35%
†Allscripts Healthcare Solutions	7,496	77,359
Computer Programs & Systems	1,527	31,914
†Eclipsys	6,356	124,641
†Emageon	2,800	6,412
†Omnicell	4,606	92,581
†Phase Forward	5,235	89,414
†Trizetto Group	6,121	102,159
†Vital Images	2,209	32,737
		557,217
Hotels, Restaurants & Leisure – 2.57%
†AFC Enterprises	4,074	36,625
Ambassadors Group	2,130	40,236
Ambassadors International	1,268	9,396
Ameristar Casinos	3,481	63,528
†Bally Technologies	7,164	246,011
†Benihana Class A	1,437	16,195
†BJ's Restaurants	2,401	34,598
†Bluegreen	3,077	20,616
Bob Evans Farms	4,736	130,666
†Buffalo Wild Wings	1,980	48,510
†California Pizza Kitchen	3,955	51,850
†Carrols Restaurant Group	1,211	10,814
CBRL Group	3,372	120,616
†CEC Entertainment	3,902	112,690
†Chipotle Mexican Grill ClassB	4,377	424,962
Churchill Downs	1,188	56,121
Cinemark Holdings	3,519	45,008
CKE Restaurants	8,530	95,707
†Denny's	13,936	41,529
Domino's Pizza	6,191	83,517
Dover Downs Gaming & Entertainment	2,170	18,467
†Gaylord Entertainment	5,670	171,744
†Great Wolf Resorts	3,854	24,589
IHOP	2,192	104,997
†Isle of Capri Casinos	2,145	15,337
†Jack in the Box	8,198	220,280
†Jamba	6,541	17,334
†Krispy Kreme Doughnuts	7,543	23,006
Landry's Restaurants	2,174	35,393
†Life Time Fitness	4,632	144,565
†Lodgian	2,240	24,976
†Magna Entertainment Class A	3,200	1,088
Marcus	3,112	59,750
†McCormick & Schmick's Seafood Restaurants	1,715	19,980
†Monarch Casino & Resort	1,557	27,574
†Morgans Hotel Group	2,768	41,022
†Mortons Restaurant Group	1,930	15,305
†MTR Gaming Group	3,210	22,470
†Multimedia Games	3,627	19,368
O'Charleys	3,241	37,336
†P.F. Chang's China Bistro	3,621	102,981
†Papa John's International	3,103	75,124
†Pinnacle Entertainment	7,868	100,710
†Premier Exhibitions	3,672	22,179
†Red Robin Gourmet Burgers	2,308	86,712
†Riviera Holdings	1,465	30,194
Ruby Tuesday	7,050	52,875
†Ruth's Chris Steak House	3,025	20,903
†Shuffle Master	4,523	24,198
†Six Flags	9,429	15,464
†Sonic	8,791	193,754
Speedway Motorsports	2,028	50,842
†Steak'n Shake	3,712	29,213
†Texas Roadhouse Class A	7,446	72,971
†Town Sports International	1,682	10,782
Triarc Companies Class B	7,809	53,960
†Trump Entertainment Resorts	4,415	15,894
†Vail Resorts	4,224	203,977
†WMS Industries	5,514	198,339
		4,094,848
Household Durables – 1.15%
American Greetings Class A	7,492	138,976
†Avatar Holdings	777	33,869
Beazer Homes USA	4,957	46,844
Blyth	3,421	67,462
Brookfield Homes	1,560	26,208
†Champion Enterprises	10,821	108,535
CSS Industries	904	31,604
Ethan Allen Interiors	3,685	104,765
Furniture Brands International	6,881	80,508
†Helen of Troy	3,832	64,263
Hooker Furniture	1,494	33,376
†Hovnanian Enterprises Class A	5,055	53,583
Interface Class A	7,122	100,064
†iRobot	1,833	31,363
Kimball International Class B	3,723	39,911
La-Z-Boy	7,365	61,424
Libbey	1,679	28,274
Lifetime Brands	1,426	12,748
M/I Homes	1,721	29,223
†Meritage Homes	3,163	61,109
National Presto Industries	544	28,506
Orleans Homebuilders	400	2,280
†Palm Harbor Homes	1,296	6,817
Russ Berrie & Co	1,884	26,489
Sealy	5,982	45,463
Skyline	691	19,224
Standard-Pacific	8,211	39,905
†Syntax Brillian	5,923	5,805
Tempur-Pedic International	11,099	122,089
Tupperware Brands	8,265	319,689
†Universal Electronics	1,814	43,917
†WCI Communities	4,406	14,760
		1,829,053
Household Products – 0.09%
†Central Garden & Pet Class A	8,663	38,464
†Spectrum Brands	5,491	25,094
WD-40	2,487	82,692
		146,250
Independent Power Producers & Traders – 0.16%
Black Hills	4,935	176,574
Ormat Technologies	1,912	82,235
		258,809
Industrial Conglomerates – 0.49%
†Alternative Asset Management	5,988	56,706
†Energy Infrastructure Acquisition	2,603	25,900
†Marathon Acquisition	5,546	42,815
†NTR Acquisition	3,045	29,141
Raven Industries	2,160	65,448
Standex International	1,846	41,240
Tredegar	3,794	69,089
Walter Industries	7,150	447,804
		778,143
Insurance – 3.64%
Alfa	4,540	99,789
American Equity Investment Life Holding	7,329	68,013
American Physicians Capital	1,458	67,593
†Amerisafe	2,823	35,683
Amtrust Financial Services	3,316	53,752
Argo Group International Holdings	3,985	141,547
Aspen Insurance Holdings	11,815	311,681
Assured Guaranty	11,042	262,138
Baldwin & Lyons Class B	1,018	26,142
CastlePoint Holdings	817	7,949
†Citizens	4,033	26,981
†CNA Surety	2,462	37,866
Commerce Group	7,028	253,431
Crawford & Co Class B	2,026	10,637
†Darwin Professional Undwriters	855	19,229
Delphi Financial Group Class A	6,014	175,789
Donegal Group Class A	1,653	28,762
†eHealth	1,768	39,020
EMC Insurance Group	605	16,268
Employers Holdings	7,239	134,211
†Enstar Group	886	98,585
FBL Financial Group Class A	2,017	57,464
†First Acceptance	1,845	5,258
†First Mercury Financial	1,495	26,028
Flagstone Reinsurance Holdings	1,510	18,271
†FPIC Insurance Group	1,264	59,585
†Greenlight Capital Class A	1,624	30,206
†Hallmark Financial Services	875	9,765
Harleysville Group	2,080	75,067
Hilb, Rogal & Hamilton	4,926	155,021
Horace Mann Educators	5,935	103,744
Independence Holding	522	6,222
Infinity Property & Casualty	2,620	108,992
IPC Holdings	8,092	226,576
Kansas City Life Insurance	712	34,219
Landamerica Financial Group	2,171	85,689
Max Capital Group	8,313	217,717
Meadowbrook Insurance Group	4,048	31,615
Midland	1,266	82,201
Montpelier Re Holdings	14,212	228,103
National Financial Partners	5,065	113,811
National Interstate	991	23,140
National Western Life Insurance Class A	275	59,617
†Navigators Group	1,841	100,150
NYMAGIC	608	13,808
Odyssey Re Holdings	3,936	144,648
Phoenix Companies	15,787	192,759
Platinum Underwriters Holdings	8,038	260,914
†PMA Capital Class A	4,198	35,851
Presidential Life	2,696	47,018
†ProAssurance	4,411	237,444
†Ram Holdings	2,000	4,540
RLI	2,704	134,037
Safety Insurance Group	2,203	75,188
†SeaBright Insurance Holdings	2,780	40,949
Security Capital Assurance	3,010	1,565
Selective Insurance Group	7,589	181,225
State Auto Financial	2,074	60,416
Stewart Information Services	2,254	63,089
Tower	2,562	64,486
†United America Indemnity Class A	3,110	59,899
United Fire & Casualty	2,844	106,366
†Universal American Financial	6,624	70,214
Validus Holdings	2,274	53,280
Zenith National Insurance	4,876	174,853
		5,796,076
Internet & Catalog Retail – 0.99%
†1-800-FLOWERS.com Class A	3,982	33,887
†Blue Nile	1,813	98,174
FTD Group	2,062	27,672
†Gaiam Class A	2,938	50,886
†GSI Commerce	2,998	39,424
†Mercadolibre	2,237	88,943
†NetFlix	6,429	222,765
†Orbitz Worldwide	4,377	30,158
†Overstock.com	2,033	24,213
†PetMed Express	3,434	38,083
†priceline.com	5,178	625,813
†Shutterfly	1,666	24,773
†Stamps.com	2,881	29,559
†Systemax	1,597	19,260
†ValueVision International Class A	3,613	20,016
†VistaPrint	5,818	203,339
		1,576,965
Internet Software & Services – 2.13%
†Ariba	11,877	114,732
†Art Technology Group	20,119	78,062
†AsiaInfo Holdings	4,603	49,989
†Bankrate	1,585	79,076
†Chordiant Software	4,616	27,834
†CMGI	6,892	91,388
†CNET Networks	19,692	139,813
†comScore	939	18,836
†Constant Contact	954	13,814
†Cybersource	8,358	122,110
†DealerTrack Holdings	4,980	100,696
†Dice Holdings	2,649	23,603
†Digital River	5,565	172,348
†DivX	2,691	18,837
†EarthLink	16,233	122,559
†Equinix	4,933	327,996
†Greenfield Online	3,159	37,466
†HSW International	2,352	11,854
†Ibasis	4,823	19,774
Imergent	1,437	16,367
†Infospace	4,169	48,235
†Internap Network Services	6,789	33,673
†Internet Brands Class A	1,286	9,478
†Internet Capital Group	5,273	55,208
†Interwoven	6,215	66,376
†iPass	8,431	25,462
†j2 Global Communications	6,664	148,740
†Keynote Systems	1,830	21,576
†Knot	3,266	38,376
†Liquidity Services	1,000	8,000
†LivePerson	4,280	13,268
†Loopnet	3,415	43,371
Marchex Class B	3,808	38,004
†Move	12,957	39,908
†NIC	5,068	36,033
†On2 Technologies	11,655	11,888
†Online Resources	4,079	39,240
†Openwave Systems	11,523	28,231
†Perficient	3,693	29,322
†RealNetworks	13,854	79,383
†S1	7,640	54,320
†SAVVIS	3,698	60,166
†Sohu.com	3,804	171,675
†SonicWALL	8,620	70,425
†Sourcefire	775	4,619
†TechTarget	722	10,231
†Terremark Worldwide	7,690	42,141
TheStreet.com	3,439	27,787
†Travelzoo	710	7,838
United Online	8,582	90,626
†ValueClick	13,716	236,602
†Vignette	3,879	51,242
†Vocus	1,868	49,315
†Websense	5,785	108,469
		3,386,382
IT Services – 1.59%
†ArcSight	744	5,141
†BearingPoint	24,732	41,550
†CACI International Class A	4,177	190,263
Cass Information Systems	1,074	33,895
†CGS Systems International	5,877	66,821
†CIBER	6,721	32,933
†Deltek	1,186	15,394
†Euronet Worldwide	6,022	115,984
†ExlService Holdings	3,142	72,140
†Forrester Research	2,154	57,253
†Gartner Group	9,302	179,902
Gevity HR	3,411	29,539
Heartland Payment Systems	2,051	47,194
†iGate	2,335	16,625
infoUSA	4,466	27,287
Integral Systems	1,144	33,439
†Limelight Networks	2,377	7,701
†Lionbridge Technologies	8,895	29,798
†Mantech International Class A	2,729	123,787
MAXIMUS	2,879	105,688
†MedAssets	1,983	29,388
†MPS Group	13,394	158,317
†Ness Technologies	4,528	42,971
†NetSuite	970	20,894
†Omniture	6,152	142,788
†Perot Systems Class A	11,813	177,668
†RightNow Technologies	2,008	23,895
†Safeguard Scientifics	14,349	21,380
†Sapient	11,570	80,527
†SI International	1,700	32,623
†SRA International Class A	5,624	136,719
†Sykes Enterprises	4,667	82,093
Syntel	1,776	47,330
†TNS	3,154	65,099
†Tyler Technologies	4,765	66,615
†Virtusa	856	8,355
†Wright Express	5,539	170,213
		2,539,209
Leisure Equipment & Products – 0.55%
Artic Cat	1,538	11,212
Callaway Golf	9,245	135,717
†JAKKS Pacific	3,980	109,729
†LeapFrog Enterprises	3,758	26,494
Marine Products	1,434	11,587
†MarineMax	2,433	30,315
†Marvel Entertainment	7,340	196,639
Nautilus	4,962	16,325
Polaris Industries	4,941	202,630
†RC2	2,927	61,379
†Smith & Wesson Holding	4,164	20,903
†Steinway Musical Instruments	840	23,957
†Sturm Ruger & Co	3,102	25,560
		872,447
Life Sciences Tools & Services – 1.50%
†Affymetrix	9,245	160,955
†Albany Molecular Research	3,215	39,030
†Bio-Rad Laboratories Class A	2,520	224,154
†Bruker BioSciences	9,062	139,464
Cambrex	3,418	23,687
†Dionex	2,567	197,633
†Enzo Biochem	4,099	37,260
†eResearch Technology	5,521	68,571
†Exelixis	14,302	99,399
†Illumina	7,334	556,650
†Kendle International	1,792	80,497
†Luminex	4,915	96,580
Medivation	2,676	38,079
†Nektar Therapeutics	11,707	81,247
†Parexel International	7,312	190,843
†Pharmanet Development Group	2,682	67,667
†Qiagen	921	19,157
†TomoTherapy	1,213	17,407
†Varian	4,229	244,944
		2,383,224
Machinery – 3.33%
†3D Systems	2,520	37,019
†Accuride	2,517	20,589
Actuant Class A	7,338	221,681
Albany International	4,080	147,451
†Altra Holdings	1,071	14,405
American Railcar Industries	1,386	28,177
American Science & Engineering	1,305	71,214
Ampco-Pittsburgh	1,170	50,298
†Astec Industries	2,495	96,706
Badger Meter	1,975	85,320
Barnes Group	6,243	143,277
†Basin Water	800	4,592
†Blount International	5,417	67,008
Briggs & Stratton	6,884	123,224
Bucyrus International Class A	5,118	520,245
Cascade	1,625	80,129
†Chart Industries	1,944	65,785
CIRCOR International	2,201	101,796
CLARCOR	7,057	250,876
†Columbus McKinnon	2,484	76,954
†Commercial Vehicle Group	2,486	24,636
Dynamic Materials	1,759	75,989
†EnPro Industries	3,026	94,381
†ESCO Technologies	3,559	141,363
Federal Signal	6,199	86,538
†Flow International	4,683	43,505
†Force Protection	8,645	17,376
FreightCar America	1,650	56,595
†Gehl	1,450	24,563
Gorman-Rupp	2,066	67,951
Greenbrier	1,938	51,396
Hardinge	1,554	21,383
†Hurco Companies	651	30,454
†Kadant	1,841	54,089
Kaydon	3,741	164,267
†LB Foster Class A	1,457	62,738
Lindsay	1,599	163,850
†Middleby	1,808	112,801
†Miller Industries	1,128	10,863
Mueller Industries	4,836	139,519
Mueller Water Products Class A	15,434	126,250
NACCO Industries Class A	823	66,614
Nordson	4,542	244,587
†RBC Bearings	2,718	100,919
Robbins & Myers	4,026	131,449
Sun Hydraulics	1,617	47,330
†Tecumseh Products Class A	2,364	72,528
Tennant	2,279	90,727
Titan International	3,384	103,584
†Trimas	1,384	7,294
†TurboChef Technologies	2,197	14,324
Twin Disc	944	14,934
Valmont Industries	2,569	225,789
Wabash National	4,367	39,259
Wabtec	6,561	247,087
Watts Water Technologies Class A	4,384	122,884
		5,306,562
Marine – 0.47%
†American Commercial Lines	8,138	128,580
Arlington Tankers	1,943	40,803
Eagle Bulk Shipping	6,349	163,551
Genco Shipping & Trading	2,766	156,086
Horizon Lines Class A	4,264	79,353
Nordic American Tanker Shipping	4,218	118,104
†TBS International Class A	455	13,741
†Teekay Tankers Class A	1,837	31,449
†Ultrapetrol Bahamas	2,277	23,316
		754,983
Media – 1.59%
†AH Belo Class A	2,258	25,809
Arbitron	4,059	175,185
Belo Class A	11,293	119,367
Carmike Cinemas	1,649	16,952
†Charter Communications Class A	51,469	43,852
Citadel Broadcasting	24,327	40,383
†CKX	4,896	46,610
Courier	1,504	37,525
†Cox Radio Class A	4,781	56,798
†Crown Media Holdings Class A	2,096	10,836
†Cumulus Media Class A	4,188	26,719
†DG FastChannel	2,158	41,390
†Dolan Media	1,659	33,362
†Emmis Communications Class A	4,156	14,463
Entercom Communications Class A	4,205	41,756
†Entravision Communications Class A	9,603	63,956
†Fisher Communications	741	23,090
Gatehouse Media	3,200	18,688
†Gemstar-TV Guide International	34,721	163,188
†Global Sources	2,521	37,437
Gray Television	5,108	29,065
†Harris Interactive	8,805	24,038
Interactive Data	4,824	137,339
Journal Communications Class A	5,938	43,822
†Knology	3,267	42,308
†Lakes Entertainment	2,504	11,068
Lee Enterprises	6,279	62,853
†Lin TV Class A	3,684	35,403
†Live Nation	10,254	124,381
†Lodgenet Entertainment	2,871	17,484
†Martha Stewart Living Class A	3,354	24,920
Media General Class A	3,102	43,490
†Mediacom Communications Class A	7,435	32,194
†Morningstar	1,646	100,982
National CineMedia	5,647	126,945
†Nexstar Broadcasting Group Class A	1,239	7,310
†Playboy Enterprises Class B	3,957	32,962
PRIMEDIA	6,160	45,276
†Radio One Class D	10,571	16,068
†RCN	4,431	49,539
†Salem Communications Holding Class A	600	2,406
†Scholastic	4,554	137,849
Sinclair Broadcasting Group Class A	6,238	55,581
†Spanish Broadcasting Systems Class A	4,570	8,089
†Sun-Times Media Group	9,300	6,696
†Tivo	13,536	118,575
†Valassis Communications	6,586	71,458
Value Line	130	5,967
Westwood One	10,046	21,097
World Wrestling Entertainment Class A	3,254	60,557
		2,533,088
Metals & Mining – 1.74%
AM Castle & Co	2,001	54,027
AMCOL International	3,527	110,148
†Apex Silver Mines	7,436	90,124
†Brush Engineered Materials	2,700	69,309
†Century Aluminum	4,026	266,682
†Coeur d'Alene Mines	62,170	251,167
Compass Minerals International	4,309	254,145
†Esmark	1,456	16,453
†General Moly	7,125	56,929
Gibraltar Industries	3,699	43,389
†Haynes International	1,476	81,003
†Hecla Mining	16,670	186,037
†Horsehead Holding	931	10,781
Kaiser Aluminum	2,100	145,530
†Northwest Pipe	1,042	44,275
Olympic Steel	1,451	65,440
Quanex	5,006	259,010
Royal Gold	3,241	97,781
†RTI International Metals	3,194	144,401
Schnitzer Steel Industries Class A	2,921	207,449
†Stillwater Mining	5,881	90,979
†Universal Stainless & Alloy	774	22,996
†Uranium Resources	6,572	39,366
†US Gold	5,370	13,640
Worthington Industries	9,007	151,948
		2,773,009
Multiline Retail – 0.11%
†99 Cents Only Stores	5,638	55,760
Bon-Ton Stores	1,211	6,624
†Conn's	1,402	22,867
Fred's Class A	5,393	55,278
†Retail Ventures	3,471	16,834
Tuesday Morning	4,918	25,475
		182,838
Multi-Utilities & Unregulated Power – 0.39%
†Aquila	50,099	160,818
Avista	6,964	136,216
CH Energy Group	2,057	80,017
Northwestern	4,747	115,684
PNM Resources	9,983	124,488
		617,223
Oil, Gas & Consumable Fuels – 4.58%
Alon USA Energy	1,640	24,944
†Alpha Natural Resources	8,861	384,923
APCO Argentina	1,144	29,710
†Arena Resources	4,048	156,698
Atlas America	3,044	183,979
†ATP Oil & Gas	3,467	113,440
†Aventine Renewable Energy	4,479	23,291
Berry Petroleum Class A	5,191	241,330
†Bill Barrett	4,191	198,025
†Bois d'Arc Energy	2,641	56,755
†BPZ Energy	8,221	178,642
†Brigham Exploration	7,852	47,662
†Callon Petroleum	2,994	54,161
†Carrizo Oil & Gas	3,697	219,121
†Clayton Williams Energy	966	50,705
†Comstock Resources	6,014	242,364
†Concho Resources	3,330	85,381
†Contango Oil & Gas	1,831	118,301
Crosstex Energy	4,997	169,648
Delek US Holdings	1,467	18,587
†Delta Petroleum	9,116	205,475
Double Hull Tankers	3,126	33,167
†Edge Petroleum	4,342	17,498
†Encore Acquisition	7,318	294,769
†Energy Partners	4,242	40,172
†Evergreen Energy	12,025	18,519
†Exco Resources	8,425	155,863
†FX Energy	3,687	15,707
General Maritime	3,619	85,445
†Geoglobal Resources	4,379	12,217
†GeoMet	1,353	9,011
†GMX Resources	1,510	52,744
Golar LNG	4,396	80,315
†Goodrich Petroleum	2,728	82,058
†Grey Wolf	25,657	173,954
†Gulfport Energy	2,814	29,828
†Harvest Natural Resources	4,896	59,046
†International Coal Group	17,753	112,732
Kayne Anderson Energy Development	1,166	29,033
Knightsbridge Tankers	2,151	57,389
†Mariner Energy	11,733	316,908
†McMoRan Exploration	6,152	106,368
†Meridian Resource	10,872	16,091
NGP Capital Resources	2,178	35,763
†Oilsands Quest	17,329	68,276
†Pacific Ethanol	4,198	18,471
†Parallel Petroleum	5,802	113,545
Penn Virginia	5,585	246,243
†PetroHawk Energy	26,358	531,642
†Petroleum Development	1,918	132,860
†Petroquest Energy	5,492	95,231
†Rentech	20,396	18,152
†Rosetta Resources	6,809	133,933
Ship Finance International	4,398	115,579
†Stone Energy	3,716	194,384
†Swift Energy	4,064	182,839
†Toreador Resources	2,447	19,038
†TXCO Resources	4,761	58,941
†US BioEnergy	608	3,587
†USEC	14,652	54,212
†Vaalco Energy	8,292	41,211
†Venoco	1,676	19,475
†VeraSun Energy	5,750	42,263
†Warren Resources	7,489	88,894
†Whiting Petroleum	5,775	373,354
World Fuel Services	3,729	104,673
		7,294,542
Paper & Forest Products – 0.33%
AbitibiBowater	7,129	92,035
†Boise	5,976	38,246
†Buckeye Technologies	5,423	60,521
Deltic Timber	1,322	73,635
Glatfelter	6,183	93,426
†Mercer International SBI	4,495	31,330
Neenah Paper	2,132	54,963
Schweitzer-Mauduit International	1,888	43,688
Wausau Paper	5,603	46,281
		534,125
Personal Products – 0.33%
†American Oriental Bioengineering	6,507	52,707
†Chattem	2,215	146,942
†Elizabeth Arden	3,323	66,294
Inter Parfums	957	21,131
Mannatech	2,245	16,007
†Medifast	1,200	5,076
Nu Skin Enterprises Class A	6,509	117,292
†Prestige Brands Holdings	3,886	31,787
†Revlon Class A	28,012	27,452
†Synutra International	375	11,719
†Tiens Biotech Group (USA)	207	439
†USANA Health Sciences	1,452	31,988
		528,834
Pharmaceuticals – 1.44%
†Adolor	5,100	23,307
†Akorn	7,878	37,263
†Alexza Pharmaceuticals	2,367	16,285
Alpharma Class A	6,029	158,020
†Amicus Therapeutics	937	10,026
†Auxilium Pharmaceuticals	4,344	116,159
†Bentley Pharmaceuticals	2,297	37,326
†Biodel	470	5,100
†BioForm Medical	2,083	9,582
†BioMimetic Therapeutics	1,251	10,008
†Cadence Pharmaceuticals	1,638	9,746
†Caraco Pharmaceutical Laboratories	1,637	29,384
†Cypress Bioscience	5,203	37,253
†Discovery Laboratories	9,865	23,183
†DURECT	10,660	55,965
†Javelin Pharmaceuticals	4,958	13,932
†Jazz Pharmaceuticals	1,141	10,292
†KV Pharmaceutical Class A	4,546	113,468
†Medicines	7,197	145,379
Medicis Pharmaceutical Class A	7,530	148,266
†Nastech Pharmaceutical	4,122	9,687
†Noven Pharmaceuticals	3,208	28,808
†Obagi Medical Products	927	8,046
†Pain Therapeutics	5,812	49,111
†Par Pharmaceuticals	4,414	76,759
†Penwest Pharmaceuticals	3,196	8,310
Perrigo	10,541	397,711
†PharMerica	4,022	66,645
†POZEN	3,806	39,430
†Salix Pharmaceuticals	6,618	41,561
†Santarus	6,901	17,736
†Sciele Pharma	4,935	96,233
†Sirtris Pharmaceticals	1,099	14,276
†Somaxon Pharmaceutic	650	3,088
†SuperGen	7,337	18,416
†Syntha Pharmaceuticals	506	4,094
Valeant Pharmaceuticals International	13,147	168,675
†Viropharma	8,978	80,263
†Vivus	6,806	41,040
†XenoPort	2,944	119,144
		2,298,977
Real Estate Investment Trusts – 6.12%
Acadia Realty Trust	4,065	98,170
Agree Realty	1,237	33,956
Alesco Financial	6,970	20,074
†Alexander's	277	98,197
Alexandria Real Estate Equities	4,272	396,100
American Campus Communities	3,742	102,381
American Financial Realty Trust	18,126	143,920
Anthracite Capital	7,963	52,556
Anworth Mortgage Asset	10,090	61,852
Arbor Realty Trust	1,693	25,530
Ashford Hospitality Trust	13,881	78,844
Associated Estates Realty	1,834	20,981
BioMed Realty Trust	8,580	204,976
BRT Realty Trust	819	11,474
Capital Lease Funding	5,468	42,486
Capital Trust Class A	1,775	47,836
CBRE Realty Finance	3,045	12,271
Cedar Shopping Centers	6,180	72,182
Chimera Investment	4,395	54,059
Corporate Office Properties Trust	5,075	170,571
Cousins Properties	5,263	130,049
Crystal River Capital	3,155	28,174
DCT Industrial Trust	23,261	231,680
Deerfield Capital	6,902	9,732
DiamondRock Hospitality	12,749	161,530
Digital Realty Trust	7,579	269,055
DuPont Fabros Technology	4,614	76,085
EastGroup Properties	3,240	150,530
Education Realty Trust	3,761	47,276
Entertainment Properties Trust	3,801	187,503
Equity Lifestyle Properties	2,668	131,719
Equity One	4,778	114,529
Extra Space Storage	8,978	145,354
FelCor Lodging Trust	7,926	95,350
First Industrial Realty Trust	6,273	193,773
First Potomac Realty Trust	3,087	47,447
Franklin Street Properties	8,339	119,414
Friedman Billings Ramsey Group Class A	20,403	34,685
†FX Real Estate And Entertainment	979	5,757
Getty Realty	2,459	39,172
Glimcher Realty Trust	5,017	60,003
GMH Communities Trust	4,647	40,336
Gramercy Capital	3,119	65,281
Healthcare Realty Trust	7,022	183,625
Hersha Hospitality Trust	5,890	53,187
Highwoods Properties	7,842	243,651
†Hilltop Holdings	6,663	69,295
Home Properties	4,411	211,684
IMPAC Mortgage Holdings	9,375	11,906
Inland Real Estate	8,749	133,072
Investors Real Estate Trust	7,895	77,213
JER Investors Trust	2,824	23,948
Kite Realty Group Trust	2,766	38,724
LaSalle Hotel Properties	5,561	159,768
Lexington Reality Trust	8,847	127,485
LTC Properties	3,316	85,254
Luminent Mortgage Capital	7,456	4,548
Maguire Properties	4,941	70,706
Medical Properties Trust	6,637	75,131
MFA Mortgage Investments	20,621	129,912
Mid-America Apartment Communities	3,307	164,821
Mission West Properties	2,290	21,641
National Health Investors	2,955	92,344
National Retail Properties	9,654	212,871
Nationwide Health Properties	13,084	441,584
Newcastle Investment	5,333	44,051
NorthStar Realty Finance	8,147	66,561
Omega Healthcare Investors	9,175	159,278
Parkway Properties	2,162	79,908
Pennsylvania Real Estate Investment Trust	4,121	100,511
Post Properties	6,008	232,029
Potlatch	5,263	217,204
PS Business Parks	2,182	113,246
RAIT Investment Trust	8,195	56,873
Ramco-Gershenson Properties	2,659	56,131
Realty Income	13,872	355,401
Redwood Trust	3,460	125,771
Resource Capital	2,293	17,358
Saul Centers	1,503	75,511
Senior Housing Properties Trust	12,210	289,377
Sovran Self Storage	3,031	129,454
Strategic Hotel & Resorts	9,726	127,702
Sun Communities	2,326	47,683
Sunstone Hotel Investors	8,045	128,800
Tanger Factory Outlet Centers	4,340	166,960
Universal Health Realty Income Trust	1,708	56,876
Urstadt Biddle Properties	2,642	41,559
U-Store-It Trust	6,206	70,314
Washington Real Estate Investment Trust	6,204	207,338
Winthrop Reality Trust	5,629	23,191
		9,754,307
Real Estate Management & Development – 0.13%
Consolidated-Tomoka Land	692	38,787
Grubb & Ellis	5,849	40,183
†HFF Class A	1,834	9,188
†Meruelo Maddux Properties	5,948	15,108
†Stratus Properties	378	11,140
†Tejon Ranch	1,590	59,338
Thomas Properties Group	3,530	30,993
		204,737
Road & Rail – 0.66%
†Amerco	1,369	78,156
Arkansas Best	2,955	94,146
†Celadon Group	3,577	34,625
†Dollar Thrifty Automotive Group	3,140	42,830
†Genesee & Wyoming Class A	5,135	176,645
Heartland Express	7,748	110,486
Knight Transportation	7,822	128,750
†Marten Transport	2,189	33,973
†Old Dominion Freight Line	4,036	128,466
†Patriot Transportation Holding	258	20,238
†RSC Holdings	2,882	31,414
†Saia	1,949	30,911
†Universal Truckload Services	905	18,887
Werner Enterprises	6,243	115,870
		1,045,397
Semiconductors & Semiconductor Equipment – 3.10%
†Actel	3,649	55,866
†Advanced Analogic Technology	5,489	30,848
†Advanced Energy Industries	4,317	57,243
†Amkor Technology	14,505	155,204
†Anadigics	7,387	48,459
†Applied Micro Circuits	9,366	67,248
†Asyst Technologies	6,638	23,233
†Atheros Communications	7,466	155,591
†ATMI	4,601	128,046
†AuthenTec	1,456	14,473
†Axcelis Technologies	13,306	74,514
†Brooks Automation	9,974	96,947
†Cabot Microelectronics	3,144	101,080
†Cavium Networks	697	11,431
†Cirrus Logic	10,696	71,877
Cohu	3,278	53,268
†Conexant Systems	61,720	35,791
†Credence Systems	14,448	24,562
†Cymer	4,837	125,955
†Data Domain	1,267	30,155
†Diodes	3,948	86,698
†DSP Group	4,678	59,598
†Eagle Test System	1,215	12,758
†Entegris	17,788	127,896
†Exar	6,413	52,779
†FEI	5,497	120,000
†FormFactor	6,419	122,603
†Hittite Microwave	2,269	84,906
†Intevac	3,082	39,912
†Isilon Systems	512	2,499
†IXYS	4,155	28,379
†Kulicke & Soffa Industries	7,733	36,964
†Lattice Semiconductor	15,294	43,435
†LTX	9,612	30,182
†Mattson Technology	7,579	46,156
Micrel	7,339	68,033
†Microsemi	10,243	233,539
†Microtune	9,022	33,021
†Mindspeed Technologies	11,900	5,712
†MIPS Technologies	5,638	22,326
†MKS Instruments	6,912	147,917
†Monolithic Power Systems	3,314	58,426
†Netezza	1,658	15,701
†Netlogic Microsystems	2,308	55,715
†OmniVision Technologies	6,955	116,983
†ON Semiconductor	43,171	245,211
†PDF Solutions	2,929	16,139
†Pericom Semiconductor	3,401	49,927
†Photronics	4,991	47,664
†PLX Technology	4,408	29,401
†PMC-Sierra	28,765	163,960
†RF Micro Devices	35,157	93,518
†Rudolph Technologies	3,712	36,266
†Semitool	3,133	26,067
†Semtech	9,452	135,447
†Sigma Designs	4,091	92,743
†Silicon Image	11,075	55,486
†Silicon Storage Technology	12,364	32,394
†SiRF Technology Holdings	7,197	36,633
†Skyworks Solutions	21,670	157,757
†Spansion Class A	11,398	31,345
†Standard Microsystems	3,030	88,415
†STEC	3,774	23,361
†Supertex	1,591	32,472
†Techwell	1,318	14,287
†Tessera Technologies	6,455	134,264
†Trident Microsystems	7,289	37,538
†TriQuint Semiconductor	19,749	99,930
†Ultra Clean Holdings	2,213	21,687
†Ultratech	4,002	38,459
†Veeco Instruments	3,872	64,391
†Volterra Semiconductor	2,904	32,902
†Zoran	6,786	92,697
		4,944,290
Software – 3.73%
†ACI Worldwide	4,916	97,927
†Actuate	8,718	35,744
†Advent Software	2,458	104,760
†Ansoft	2,201	67,175
†ANSYS	10,379	358,283
Blackbaud	5,767	140,023
†Blackboard	3,995	133,153
†BladeLogic	937	26,283
†Borland Software	9,433	19,055
†Bottomline Technologies	3,577	45,070
†Commvault Systems	4,767	59,111
†Concur Technologies	5,928	184,064
†Double-Take Software	1,281	14,962
†Epicor Software	7,387	82,734
†EPIQ Systems	4,457	69,173
†eSpeed	3,623	42,244
†FalconStor Software	4,536	34,519
†Glu Mobile	694	3,116
Henry (Jack) & Associates	10,832	267,225
†i2 Technologies	2,230	25,110
†Informatica	11,866	202,434
†Interactive Intelligence	1,519	17,879
†Intervoice	5,072	40,373
†JDA Software Group	3,324	60,663
†Lawson Software	16,364	123,221
†Macrovision	6,849	92,462
†Magma Design Automation	5,700	54,549
†Manhattan Associates	3,474	79,659
†Mentor Graphics	12,134	107,143
†MICROS Systems	11,113	374,063
†MicroStrategy	1,221	90,342
†Midway Games	3,820	10,314
†Monotype Imaging Holdings	1,802	27,228
†MSC.Software	5,528	71,809
†Net 1 UEPS Technologies	5,545	125,040
†Nuance Communications	20,600	358,645
†OpenTV Class A	10,925	12,892
†Parametric Technology	15,814	252,708
Pegasystems	1,624	15,639
†Progress Software	5,408	161,807
†PROS Holdings	1,384	17,369
QAD	2,122	17,846
Quality Systems	2,371	70,822
†Quest Software	9,494	124,087
†Radiant Systems	3,739	52,234
Renaissance Learning	1,010	14,130
†Secure Computing	7,165	46,214
†Smith Micro Software	3,535	21,634
†Solera Holdings	3,301	80,412
†Sonic Solutions	2,921	28,188
†SourceForge	10,434	20,764
†SPSS	2,599	100,789
†Super Micro Computer	1,038	8,667
†Sybase	12,270	322,701
†Synchronoss Technolgies	2,539	50,856
†Take-Two Interactive Software	9,904	252,750
†THQ	9,025	196,745
†TIBCO Software	26,827	191,545
†Ultimate Software Group	3,303	99,288
†Unica	1,144	7,779
†Vasco Data Security International	3,783	51,751
†Wind River Systems	10,251	79,343
		5,944,515
Specialty Retail – 2.56%
Aaron Rents	6,321	136,154
†AC Moore Arts & Crafts	2,602	17,746
†Aeropostale	9,963	270,097
†America's Car-Mart	1,100	13,849
Asbury Automotive Group	3,613	49,715
Bebe Stores	3,769	40,517
Big 5 Sporting Goods	3,121	27,371
Blockbuster Class A	24,762	80,724
Books-A-Million	2,429	21,229
Borders Group	8,179	48,011
Buckle	1,988	88,923
†Build-A-Bear Workshop	2,089	18,989
†Cabela's	5,187	73,448
†Cache	2,435	27,491
†Casual Male Retail Group	4,696	19,723
Cato Class A	3,979	59,446
†Charlotte Russe Holding	3,612	62,632
†Charming Shoppes	16,043	77,488
†Children's Place	2,842	69,800
Christopher & Banks	4,554	45,494
†Citi Trends	1,636	30,184
†Collective Brands	8,483	102,814
†CSK Auto	5,483	51,047
†Dress Barn	6,163	79,749
†DSW Class A	2,265	29,332
†Eddie Bauer Holdings	3,819	14,856
†FGX International Holdings	1,582	18,921
Finish Line Class A	5,744	27,341
†Genesco	2,862	66,141
Group 1 Automotive	3,138	73,680
†Gymboree	4,279	170,647
Haverty Furniture	2,520	26,813
†hhgregg	1,640	18,450
†Hibbett Sports	4,422	68,276
†HOT Topic	5,867	25,287
†J Crew Group	5,251	231,937
†Jo-Ann Stores	3,293	48,506
†Jos. A. Bank Clothiers	2,396	49,118
Lithia Motors Class A	2,138	21,722
Men's Wearhouse	7,508	174,711
†Midas	2,231	38,351
Monro Muffler	2,415	40,814
†New York & Co.	2,643	15,171
†Pacific Sunwear of California	8,999	113,477
PEP Boys-Manny Moe & Jack	5,574	55,517
†Pier 1 Imports	12,580	79,002
†Rent-A-Center	9,272	170,141
†Restoration Hardware	3,200	13,888
†Sally Beauty Holdings	11,839	81,689
†Select Comfort	6,878	24,761
†Shoe Carnival	1,431	19,361
Sonic Automotive Class A	4,290	88,160
Stage Stores	5,937	96,179
Stein Mart	4,202	23,615
Talbots	2,610	28,136
†Titan Machinery	755	14,119
†Tween Brands	4,053	100,271
†Ulta Salon Cosmetics & Fragrance	1,726	24,233
†Warnaco Group	6,386	251,864
†West Marine	1,951	13,598
†Wet Seal Class A	11,696	39,649
†Zale	6,662	131,641
†Zumiez	2,098	32,918
		4,074,934
Textiles, Apparel & Luxury Goods – 1.31%
Brown Shoe	6,184	93,193
†Carter's	7,952	128,425
Cherokee	1,120	37,710
Columbia Sportswear	1,829	80,531
†Deckers Outdoor	1,732	186,744
†Fossil	6,026	184,034
†G-III Apparel Group	1,517	20,358
†Heelys	1,132	4,856
†Iconix Brand Group	7,055	122,404
K Swiss Class A	3,485	55,133
Kenneth Cole Productions Class A	1,306	22,124
†lululemon athletica	2,510	71,359
†Madden (Steven)	2,780	47,621
†Maidenform Brands	3,429	55,790
Movado Group	2,350	45,802
Oxford Industries	1,810	40,779
†Perry Ellis International	1,762	38,464
†Quiksilver	16,754	164,357
†Skechers U.S.A. Class A	2,910	58,811
†Timberland	6,293	86,403
†True Religion Apparel	2,180	40,439
†Under Armour Class A	3,441	125,941
UniFirst	1,804	66,910
†Volcom	2,001	40,440
Weyco Group	1,420	42,131
Wolverine World Wide	7,529	218,417
Xerium Technologies	1,916	2,472
		2,081,648
Thrift & Mortgage Finance – 1.26%
Anchor Bancorp Wisconsin	2,848	54,027
Bank Mutual	7,683	82,515
BankAtlantic Bancorp Class A	6,893	26,952
BankUnited Financial Class A	4,466	22,375
Berkshire Hills Bancorp	1,590	40,052
Brookline Bancorp	8,589	98,602
Centerline Holding	7,030	28,542
City Bank	1,895	42,202
†Clayton Holdings	1,447	6,714
Clifton Savings Bancorp	1,341	13,517
Corus Bankshares	5,048	49,117
Dime Community Bancshares	3,952	69,081
†Doral Financial	490	9,888
Downey Financial	2,754	50,619
Federal Agricutural Mortgage Class C	1,534	40,037
First Busey Class A	3,641	76,898
First Financial Holdings	1,340	31,436
First Niagara Financial Group	14,341	194,893
First Place Financial	2,549	33,137
†FirstFed Financial	2,154	58,481
Flagstar Bancorp	5,573	40,237
Flushing Financial	3,059	53,777
†Franklin Bank	3,240	9,817
Fremont General	8,369	4,017
Kearny Financial	2,577	28,218
NASB Financial	314	8,227
NewAlliance Bancshares	14,908	182,771
†NexCen Brands	5,278	18,104
Northwest Bancorp	2,496	68,216
†Ocwen Financial	4,779	21,219
†Oritani Financial	1,274	19,327
PFF Bancorp	3,218	26,774
Provident Financial Services	8,581	121,335
Provident New York Bancorp	5,946	80,271
Rockville Financial	879	12,042
Roma Financial	1,435	21,396
TierOne	2,482	27,997
†Triad Guaranty	1,465	7,325
Trustco Bank	9,875	87,789
United Community Financial	3,890	24,118
ViewPoint Financial Group	1,600	26,416
W Holding	13,294	15,820
†Wauwatosa Holdings	1,430	17,017
Westfield Financial	1,792	17,508
WSFS Financial	835	41,149
		2,009,972
Tobacco – 0.25%
†Alliance One International	12,271	74,117
Universal	3,730	244,427
Vector Group	4,287	75,408
		393,952
Trading Company & Distributors – 0.72%
Applied Industrial Technologies	5,728	171,210
†Beacon Roofing Supply	5,848	58,480
Bluelinx Holdings	1,746	8,887
Electro Rent	2,082	31,542
†H&E Equipment Services	2,235	28,094
Houston Wire & Cable	1,975	31,640
†Interline Brands	3,496	64,851
Kaman Class A	3,289	93,046
Lawson Products	479	13,196
†Nuco2	2,334	64,815
†Rush Enterprises Class A	4,746	75,177
TAL International	2,388	56,285
Textainer Group Holdings	1,173	17,689
†TransDigm Group	1,355	50,203
UAP Holding	6,774	259,714
Watsco	3,066	126,994
		1,151,823
Water Utilities – 0.22%
American States Water	2,106	75,816
†Cadiz	1,798	27,653
California Water Service Group	2,751	104,952
Consolidated Water	1,976	43,531
SJW	2,134	61,011
Southwest Water	3,591	39,752
		352,715
Wireless Telecommunications Services – 0.25%
†Aruba Networks	743	3,871
†Centennial Communications	2,677	15,821
†FiberTower	14,990	26,382
†Harris Stratex Networks Class A	3,360	33,701
†ICO Global Communications	14,921	46,106
†iPCS	2,305	53,822
†Nextwave Wireless	2,800	14,140
†PAETEC Holding	10,232	68,144
†Rural Cellular Class A	1,533	67,805
†Syniverse Holdings	3,898	64,941
†Virgin Mobile USA Class A	3,624	7,357
		402,090
Total Common Stock (Cost $188,630,822)		153,779,920

Rights – 0.00%
Ares Capital	3,039	1,702
=Centerline Holdings	7,030	0
FX Real Estate and Entertainment	489	39
MCG Capital	1,172	1,254
Total Rights (Cost $0)		2,995

¤Affiliated Investment Company – 3.54%
Money Market Instrument – 3.54%
Dreyfus Cash Management Fund	5,636,105	5,636,105
Total Affiliated Investment Company (Cost $5,636,105)		5,636,105
	Principal
	Amount
	(U.S. $)
^∞ U.S. Treasury Obligation – 0.25%
U.S. Treasury Bill 0.852% 6/19/08	$395,000	393,970
Total U.S. Treasury Obligation (Cost $394,263)		393,970

Total Value of Securities – 100.32%
(Cost $194,661,190)		159,812,990
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)		(511,471)
Net Assets Applicable to 9,270,678 Shares Outstanding – 100.00%		$159,301,519

†Non-income producing security for the period ended March 31, 2008.
 =Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "notes."
∞Fully or partially pledged as collateral for financial futures contracts.
  ^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Considered an affiliated company. See Note 2 in “notes.”

The following financial futures contract was outstanding at March 31, 2008:

Financial Futures Contract1

Contract	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
85 Russell E-mini	$5,724,138	$5,865,000	06/30/08	$140,862

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

1See Note 3 in “notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$194,994,265
Aggregate unrealized appreciation	9,582,337
Aggregate unrealized depreciation	(44,763,612)
Net unrealized depreciation	$ (35,181,275)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$159,758,980	$140,862
Level 2	-	-
Level 3	54,010	-
Total	$159,812,990	$140,862

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$38,836	$-
Net change in unrealized
appreciation/depreciation	(183,686)	-
Net purchases, sales, and settlements	170,293	-
Net transfers in and/or out of Level 3	28,567	-
Balance as of 3/31/08	$54,010	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 3/31/08	$(183,686)	$-

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gains are included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.54%
Aerospace & Defense – 1.83%
†Alliant Techsystems	16,700	$ 1,728,951
Goodrich	1,300	74,763
		1,803,714
Airlines – 1.42%
†Northwest Airlines	115,300	1,036,547
†UAL	17,100	368,163
		1,404,710
Auto Components – 2.34%
†TRW Automotive Holdings	60,400	1,411,548
WABCO Holdings	19,766	901,725
		2,313,273
Biotechnology – 0.60%
†Theravance	56,100	590,733
		590,733
Capital Markets – 1.61%
†Affiliated Managers Group	13,100	1,188,694
=†#Solar Cap 144A	26,800	407,628
		1,596,322
Chemicals – 6.82%
Agrium	22,900	1,422,319
Celanese Series A	32,200	1,257,410
Chemtura	55,300	405,902
Cytec Industries	10,000	538,500
FMC	37,100	2,058,678
Rhodia	45,325	1,058,024
		6,740,833
Commercial Banks – 3.76%
Huntington Bancshares	92,000	989,000
M&T Bank	15,500	1,247,440
Popular	87,800	1,023,748
Webster Financial	16,300	454,281
		3,714,469
Commercial Services & Supplies – 4.99%
†Copart	27,900	1,081,404
Donnelley (R.R.) & Sons	45,200	1,370,012
†PHH	70,100	1,221,843
†United Stationers	26,300	1,254,510
		4,927,769
Communications Equipment – 1.46%
†JDS Uniphase	108,000	1,446,120
		1,446,120
Computers & Peripherals – 0.46%
†NCR	20,100	458,883
		458,883
Construction & Engineering – 0.94%
†URS	28,400	928,396
		928,396
Containers & Packaging – 4.28%
Greif Class A	24,200	1,643,906
†Owens-Illinois	26,400	1,489,752
†Pactiv	41,700	1,092,957
		4,226,615
Diversified Financial Services – 1.26%
CIT Group	38,400	455,040
First Pacific	1,186,000	781,641
		1,236,681
Diversified Telecommunications Services – 0.78%
Embarq	19,100	765,910
		765,910
Electric Utilities – 2.80%
Northeast Utilities	60,800	1,492,032
Sierra Pacific Resources	100,900	1,274,367
		2,766,399
Electronic Equipment & Instruments – 5.30%
†Arrow Electronics	75,500	2,540,575
†Flextronics International	180,800	1,697,712
Kingboard Laminates Holdings	1,693,000	996,157
		5,234,444
Energy Equipment & Services – 1.67%
†Compagnie Generale de Geophysique-Veritas ADR	26,400	1,307,064
SBM Offshore	10,621	342,471
		1,649,535
Food Products – 5.87%
Bunge	9,000	781,920
Chaoda Modern Agriculture	646,000	733,652
†Cosan	32,800	404,096
†Dean Foods	72,400	1,454,516
†Marfrig Frigorificos e Comerico de Alimentos	8,900	90,697
†Marine Harvest	2,593,000	1,517,358
†Smithfield Foods	31,800	819,168
		5,801,407
Gas Utilities – 1.53%
UGI	60,800	1,515,136
		1,515,136
Health Care Equipment & Supplies – 2.76%
Cooper	30,000	1,032,900
West Pharmaceutical Services	38,400	1,698,432
		2,731,332
Health Care Providers & Services – 0.90%
†Health Net	28,800	887,040
		887,040
Household Durables – 3.43%
MDC Holdings	42,200	1,847,938
Newell Rubbermaid	41,500	949,105
Whirlpool	6,800	590,104
		3,387,147
Industrial Conglomerates – 0.74%
Teleflex	15,300	729,963
		729,963
Insurance – 5.92%
Ambac Financial Group	43,700	251,275
Everest Re Group	12,000	1,074,360
Platinum Underwriters Holdings	38,600	1,252,956
Reinsurance Group of America	37,200	2,025,168
Unum Group	56,600	1,245,766
		5,849,525
IT Services – 2.00%
†CACI International	43,300	1,972,315
		1,972,315
Machinery – 3.97%
†AGCO	6,400	383,232
Kennametal	35,100	1,032,993
Pentair	34,200	1,090,980
Toro	34,200	1,415,538
		3,922,743
Marine – 1.31%
†American Commercial Lines	81,900	1,294,020
		1,294,020
Media – 1.04%
Entercom Communications Class A	13,200	131,076
Virgin Media	64,500	907,515
		1,038,591
Metals & Mining – 1.22%
Cleveland-Cliffs	10,100	1,210,182
		1,210,182

Multi-Utilities & Unregulated Power – 1.78%
Wisconsin Energy	40,000	1,759,600
		1,759,600
Oil, Gas & Consumable Fuels – 5.34%
Arch Coal	21,400	930,900
†Brasil Ecodiesel Industria ADR	70,900	184,900
#†Brasil Ecodiesel Industria 144A ADR	41,500	108,228
†Newfield Exploration	42,300	2,235,555
Noble Energy	16,700	1,215,760
†Uranium One	117,700	387,556
†USEC	57,300	212,010
		5,274,909
Pharmaceuticals – 4.83%
†Barr Pharmaceuticals	51,900	2,507,289
†Endo Pharmaceuticals Holdings	48,900	1,170,666
†Impax Laboratories	117,300	1,090,890
		4,768,845
Real Estate Investment Trusts – 1.25%
Liberty Property Trust	39,600	1,231,956
		1,231,956
Road & Rail – 1.41%
Werner Enterprises	74,800	1,388,288
		1,388,288
Semiconductors & Semiconductor Equipment – 4.34%
†Fairchild Semiconductor International	106,800	1,273,056
†Teradyne	78,900	979,938
†Varian Semiconductor Equipment Associates	72,350	2,036,653
		4,289,647
Software – 1.46%
†McAfee	43,700	1,446,033
		1,446,033
Specialty Retail – 1.50%
American Eagle Outfitters	62,300	1,090,873
†Office Depot	35,000	386,750
		1,477,623
Textiles, Apparel & Luxury Goods – 0.54%
Liz Claiborne	29,600	537,240
		537,240
Thrift & Mortgage Finance – 1.11%
Sovereign Bancorp	118,100	1,100,692
		1,100,692
Trading Companies & Distributors – 0.97%
Genesis Lease ADR	66,200	963,210
		963,210
Total Common Stock (Cost $109,854,795)		96,382,250

Convertible Preferred Stock – 0.05%
Real Estate Investment Trusts – 0.05%
Thornburg Mortgage Series F 10.00% exercise price $11.50, expiration date 12/31/49	12,100	51,425
Total Convertible Preferred Stock (Cost $282,738)		51,425

Short-Term Investment – 2.55%
Money Market Instrument – 2.55%
Dreyfus Cash Management Fund	2,521,606	2,521,606
Total Short-Term Investment (Cost $2,521,606)		2,521,606

Total Value of Securities – 100.14%
(Cost $112,659,139)		98,955,281
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(141,794)
Net Assets Applicable to 7,873,029 Shares Outstanding – 100.00%		$ 98,813,487

†Non-income producing security for the period ended March 31, 2008.
 #Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $515,856, which represented 0.52% of the Fund’s net assets. See Note 4 in "Notes."
 =Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2008, the aggregate amount of fair valued securities was $407,628, which represented 0.41% of the Fund’s net assets. See Note 1 in "Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$113,830,817
Aggregate unrealized appreciation	3,690,375
Aggregate unrealized depreciation	(18,565,911)
Net unrealized depreciation	$ (14,875,536)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$97,163,635	$-
Level 2	293,128	-
Level 3	1,498,518	-
Total	$98,955,281	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$1,689,028	$-
Net realized gain (loss)	(8,312)	-
Net change in unrealized
appreciation/depreciation	(196,733)	-
Net purchases, sales, and redemptions	14,535	-
Balance as of 3/31/08	$1,498,518	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(196,733)	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of March 31, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 94.49% Δ
Austria – 0.74%
Telekom Austria	85,550	$1,767,458
		1,767,458
Bermuda – 1.35%
ACE	30,370	1,672,172
Covidien	17,447	772,030
Tyco International	17,447	768,540
		3,212,742
Brazil – 1.78%
Companhia Vale do Rio Doce ADR	88,040	2,566,366
Empresa Brasileira de Aeronautica ADR	41,920	1,656,259
		4,222,625
Finland – 1.39%
Stora Enso Class R	143,210	1,652,267
UPM-Kymmene	92,330	1,639,400
		3,291,667
France – 7.89%
AXA	64,930	2,355,993
France Telecom ADR	113,830	3,822,412
Michelin Class B	13,070	1,363,949
Sanofi-Aventis	39,396	2,954,732
Suez	29,210	1,916,466
Thomson ADR	89,590	624,442
Total	47,290	3,510,962
Vivendi	55,800	2,179,711
		18,728,667
Germany – 5.71%
Bayerische Motoren Werke	43,800	2,422,299
Deutsche Post	89,030	2,723,201
E.On	15,010	2,800,191
†Infineon Technologies ADR	235,460	1,652,929
SAP ADR	24,710	1,224,875
Siemens ADR	25,120	2,736,573
		13,560,068
Hong Kong – 0.81%
Cheung Kong Holdings	73,000	1,036,312
Hutchison Whampoa	93,800	887,526
		1,923,838
Israel – 0.72%
†Check Point Software Technologies	76,640	1,716,736
		1,716,736
Italy – 3.09%
ENI	91,051	3,104,045
Mediaset	212,052	1,961,235
UniCredito Italiano	337,851	2,260,896
		7,326,176
Japan – 6.03%
Aiful	68,450	1,098,851
FujiFilm Holdings	51,700	1,829,950
Hitachi	124,000	734,824
Konica Minolta Holdings	85,500	1,160,804
Mabuchi Motor	13,700	660,754
Mitsubishi UFJ Financial Group ADR	84,590	735,933
NGK Spark Plug	71,000	922,651
Nintendo	5,300	2,731,574
Promise	57,150	1,641,780
Sony	28,600	1,138,494
Takeda Pharmaceutical	33,500	1,676,175
		14,331,790
Mexico – 0.39%
Telefonos de Mexico ADR	24,390	917,064
		917,064
Netherlands – 4.74%
ING Groep CVA	83,000	3,107,293
Koninklijke Philips Electronics	72,540	2,774,090
Reed Elsevier	103,923	1,981,382
SBM Offshore	62,130	2,003,361
Vedior CVA	48,270	1,401,796
		11,267,922
Norway – 1.54%
Telenor	191,300	3,662,592
		3,662,592
Portugal – 0.60%
Portugal Telecom	122,760	1,426,016
		1,426,016
Republic of Korea – 3.62%
Hyundai Mobis	13,622	1,061,861
Kookmin Bank	26,150	1,462,820
KT ADR	51,580	1,225,025
Samsung Electronics	5,936	3,734,148
SK Telecom ADR	51,410	1,110,970
		8,594,824
Russia – 0.98%
Gazprom ADR	46,050	2,330,130
		2,330,130
Singapore – 2.31%
DBS Group Holdings	85,337	1,116,124
Singapore Telecommunications	1,255,000	3,565,522
Venture	105,000	804,142
		5,485,788
South Africa – 1.19%
Sasol ADR	58,510	2,831,299
		2,831,299
Spain – 1.80%
Telefonica	148,867	4,276,214
		4,276,214
Sweden – 0.47%
Nordea Bank	68,380	1,107,895
		1,107,895
Switzerland – 3.76%
Nestle	6,180	3,087,512
Novartis	44,940	2,302,875
Swiss Reinsurance	26,951	2,353,769
UBS	41,130	1,195,018
		8,939,174
Taiwan – 0.74%
Chunghwa Telecom ADR	42,990	1,118,600
#Compal Electronics 144A GDR	134,778	646,611
		1,765,211
United Kingdom – 16.86%
Aviva	194,020	2,377,697
BAE Systems	295,760	2,849,717
BP ADR	51,670	3,133,786
British Sky Broadcasting Group	222,600	2,458,461
Cadbury Schweppes	138,710	1,523,696
Compass Group	433,200	2,770,476
G4S	615,070	2,783,123
GlaxoSmithKline	115,870	2,451,327
HSBC Holdings	135,600	2,208,943
Kingfisher	639,270	1,673,409
Old Mutual	294,240	645,847
Pearson	77,590	1,050,178
Rentokil Initial	410,940	795,163
Rolls-Royce Group	205,390	1,642,696
Royal Bank of Scotland Group	227,300	1,521,333
Royal Dutch Shell Class B	99,880	3,363,824
Unilever	87,484	2,951,553
Vodafone Group ADR	112,310	3,314,268
Yell Group	171,870	526,136
		40,041,633
United States – 25.98%
Abbott Laboratories	20,360	1,122,854
Accenture Class A	50,970	1,792,615
American International Group	45,520	1,968,740
†Amgen	73,640	3,076,679
Aon	57,680	2,318,736
Bank of America	34,440	1,305,620
†Boston Scientific	109,920	1,414,670
Bristol-Myers Squibb	78,220	1,666,086
†Cadence Design Systems	71,710	765,863
†Chico's FAS	113,530	807,198
Comcast Special Class A	119,285	2,262,836
Cooper	58,410	2,011,056
†DIRECTV Group	71,910	1,782,649
Discover Financial Services	6,600	108,042
El Paso	111,790	1,860,186
FedEx	10,470	970,255
General Electric	82,520	3,054,065
Invesco	42,835	1,043,461
†Lexmark International Class A	31,040	953,549
Merck	51,910	1,969,985
Microsoft	94,570	2,683,897
Morgan Stanley	13,200	603,240
News Class A	164,510	3,084,563
†Oracle	127,140	2,486,858
Pfizer	163,220	3,416,194
Progressive	103,450	1,662,442
Quest Diagnostics	48,210	2,182,467
Seagate Technology	88,330	1,849,630
Sprint Nextel	180,210	1,205,605
Target	37,940	1,922,799
Time Warner	108,890	1,526,638
Tyco Electronics	17,447	598,781
United Parcel Service Class B	23,700	1,730,574
†Viacom Class B	54,990	2,178,704
†Watson Pharmaceuticals	78,580	2,303,966
		61,691,503
Total Common Stock (Cost $206,962,576)		224,419,032

Short-Term Investment – 5.02%
Money Market Instrument – 5.02%
Dreyfus Cash Management Fund	11,926,826	11,926,826
Total Short-Term Investment (Cost $11,926,826)		11,926,826

Total Value of Securities – 99.51%
(Cost $218,889,402)		236,345,858
Receivables and Other Assets Net of Liabilities (See Notes) – 0.49%		1,166,894
Net Assets Applicable to 8,015,960 Shares Outstanding – 100.00%		$237,512,752

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $646,611, which represented 0.27% of the Fund’s net assets. See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GDR – Global Depositary Receipts

_________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Templeton Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$218,889,402
Aggregate unrealized appreciation	38,508,740
Aggregate unrealized depreciation	(21,052,284)
Net unrealized appreciation	$ 17,456,456

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$233,369,117	$-
Level 2	646,611	-
Level 3	2,330,130	-
Total	$236,345,858	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 12/31/2007	$-	$-
Net change in unrealized
appreciation/depreciation	16,854	-
Net purchases, sales, and settlements	2,313,276	-
Balance as of 3/31/08	$2,330,130	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$16,854	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of March 31, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 93.18%∆
Australia – 1.53%
CSL	105,081	$3,544,791
		3,544,791
Brazil – 7.80%
All America Latina Logistica	113,524	1,137,502
†Bosvespa Holding	339,400	4,589,098
Gafisa	114,070	1,889,802
Petroleo Brasileiro ADR	73,116	7,465,874
Unibanco-Uniao de Bancos Brasileiros GDR	25,790	3,008,146
		18,090,422
Canada – 5.26%
Potash Corp. of Saskatchewan	15,208	2,360,434
†Research in Motion	53,053	5,954,138
Rogers Communications Class B	108,273	3,894,242
		12,208,814
Denmark – 1.27%
†Vestas Wind Systems	26,984	2,946,949
		2,946,949
France – 11.51%
Accor	30,848	2,252,279
Alstom	16,141	3,498,274
AXA	64,191	2,329,178
†Compagnie Generale de Geophysique-Veritas	10,103	2,514,297
Groupe Danone	36,021	3,220,094
JC Decaux	99,101	2,912,375
PPR	16,265	2,409,228
Veolia Environnement	108,518	7,563,457
		26,699,182
Germany – 4.42%
Continental	82,837	8,507,358
GEA Group	51,691	1,738,553
		10,245,911
Hong Kong – 5.64%
China Merchants Holdings International	240,000	1,139,282
China Mobil	318,000	4,730,873
CNOOC	1,916,800	2,831,915
Esprit Holdings	192,000	2,303,847
Shagri-La Asia	772,369	2,083,769
		13,089,686
India – 1.27%
ICICI Bank ADR	77,241	2,949,834
		2,949,834
Ireland – 0.54%
Anglo Irish Bank	93,691	1,249,523
		1,249,523
Israel – 1.45%
Teva Pharmaceutical Industries ADR	72,674	3,356,812
		3,356,812
Japan – 7.44%
Daikin Industries	48,648	2,092,649
Daiwa Securities Group	121,000	1,048,270
Fujitsu	171,000	1,117,938
Hitachi Construction Machinery	43,174	1,080,107
Marubeni	521,000	3,792,699
Nintendo	10,400	5,360,070
Sumitomo Realty & Development	58,000	1,021,819
Yamada Denki	20,400	1,759,149
		17,272,701
Mexico – 5.72%
America Movil Series L ADR	154,927	9,867,300
Cemex ADR	130,832	3,417,332
		13,284,632
Netherlands – 2.55%
Heineken	102,056	5,925,949
		5,925,949
Republic of Korea – 2.50%
Samsung Electronics	9,210	5,793,716
		5,793,716
Singapore – 0.99%
CapitaLand	500,000	2,306,994
		2,306,994
South Africa – 1.26%
MTN Group	193,210	2,930,764
		2,930,764
Spain – 1.25%
Telefonica	101,309	2,910,107
		2,910,107
Switzerland – 17.97%
ABB	174,903	4,694,366
†Actelion	43,612	2,377,519
Credit Suisse Group	150,499	7,659,040
Holcim	70,538	7,406,739
Julius Baer Holding	58,007	4,274,753
Lonza Group	47,572	6,307,493
Nestle	12,272	6,131,058
Roche Holding	15,173	2,854,962
		41,705,930
United Kingdom – 11.41%
BG Group	100,310	2,319,226
British Sky Broadcasting Group	656,434	7,249,853
Johnson Matthey	30,659	1,219,351
Man Group	301,614	3,319,144
Reckitt Benckiser Group	64,716	3,585,916
Rio Tinto	19,557	2,031,463
Tesco	897,384	6,754,246
		26,479,199
United States – 1.40%
†Las Vegas Sands	44,114	3,248,555
		3,248,555
Total Common Stock (Cost $211,527,065)		216,240,471

Short-Term Investment – 5.02%
Money Market Instrument – 5.02%
Dreyfus Cash Management Fund	11,640,181	11,640,181
Total Short-Term Investment (Cost $11,640,181)		11,640,181

Total Value of Securities – 98.20%
(Cost $223,167,246)		227,880,652
Receivables and Other Assets Net of Liabilities (See Notes) – 1.80%		4,180,437
Net Assets Applicable to 14,422,536 Shares Outstanding – 100.00%		$232,061,089

        ∆Securities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2008.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CHF – Swiss Francs
DKK – Danish Krona
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts1

			Unrealized
			Appreciation
Contracts to Receive	In Exchange For	Settlement Date	(Depreciation)
CAD 407,798	USD (399,450)	4/02/08	$(2,180)
CHF 1,572,340	USD (1,578,354)	4/02/08	4,592
DKK 1,954,291	USD (413,383)	4/02/08	241
EUR 466,570	USD (736,958)	4/01/08	(571)
EUR 519,048	USD (818,679)	4/02/08	535
GBP 483,743	USD (970,838)	4/01/08	(10,802)
GBP 536,623	USD (1,069,376)	4/02/08	(4,395)
HKD 4,640,887	USD (596,483)	4/01/08	(263)
JPY 64,145,846	USD (647,718)	4/01/08	(4,523)
JPY 31,209,178	USD (312,736)	4/02/08	201
			$(17,165)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$223,920,613
Aggregate unrealized appreciation	15,001,009
Aggregate unrealized depreciation	(11,040,970)
Net unrealized appreciation	$ 3,960,039

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs that are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$227,880,652	$-
Level 2	-	(17,165)
Level 3	-	-
Total	$227,880,652	$(17,165)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Unrealized gains (losses) are included in receivables and other assets net of liabilities on the schedule of investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Value Opportunities Fund

March 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.83%
Aerospace & Defense – 4.44%
†AAR	7,300	$ 199,071
†BE Aerospace	4,100	143,295
DRS Technologies	5,100	297,228
†Esterline Technologies	5,000	251,850
Triumph Group	2,800	159,404
		1,050,848
Airlines – 0.82%
†Alaska Air Group	9,900	194,238
		194,238
Auto Components – 0.90%
†Tenneco	7,600	212,344
		212,344
Capital Markets – 2.08%
Apollo Investment	6,589	104,304
†Knight Capital Group Class A	10,000	162,400
Lazard Class A	5,900	225,380
		492,084
Chemicals – 2.22%
Olin	13,000	256,880
†Rockwood Holdings	8,200	268,714
		525,594
Commercial Banks – 9.97%
AmericanWest Bancorp	7,136	62,226
BancorpSouth	10,100	233,916
Colonial BancGroup	13,100	126,153
Community Bank System	10,300	252,968
First Midwest Bancorp	6,400	177,728
First State Bancorp	9,800	131,222
Frontier Financial	7,000	123,760
Fulton Financial	16,500	202,785
Independent Bank	9,000	265,950
Pacific Capital Bancorp	7,400	159,100
Prosperity Bancshares	8,200	235,012
†SVB Financial Group	4,400	192,016
Umpqua Holdings	12,700	196,977
		2,359,813
Commercial Services & Supplies – 6.96%
ABM Industries	12,800	287,232
Bowne	8,600	131,150
†CBIZ	16,400	133,168
†Consolidated Graphics	3,600	201,780
†Cornell Companies	11,000	247,060
Deluxe	6,400	122,944
†FTI Consulting	3,300	234,432
Watson Wyatt Worldwide Class A	5,100	289,425
		1,647,191
Computers & Peripherals – 0.73%
†Brocade Communications Systems	23,700	173,010
		173,010
Construction & Engineering – 0.85%
Comfort Systems USA	15,500	201,655
		201,655
Containers & Packaging – 1.78%
†Crown Holdings	9,500	239,020
Rock-Tenn Class A	6,100	182,817
		421,837

Diversified Consumer Services – 0.87%
Stewart Enterprises Class A	32,000	205,440
		205,440
Diversified Telecommunications Services – 0.87%
†Cincinnati Bell	48,500	206,610
		206,610
Electric Utilities – 0.87%
Westar Energy	9,000	204,930
		204,930
Electrical Equipment – 2.36%
†AZZ	6,100	217,038
†C&D Technologies	28,500	143,070
†JA Solar Holdings ADR	10,600	197,160
		557,268
Electronic Equipment & Instruments – 3.44%
†Insight Enterprises	11,700	204,750
MTS Systems	3,700	119,362
†Rofin-Sinar Technologies	5,700	255,930
†Rogers	5,000	167,050
†X-Rite	11,000	65,670
		812,762
Energy Equipment & Services – 2.01%
†Exterran Holdings	3,200	206,528
†Oil States International	6,000	268,860
		475,388
Food & Staples Retailing – 1.49%
†Great Atlantic & Pacific Tea	7,500	196,650
†Winn Dixie Stores	8,700	156,252
		352,902
Food Products – 0.48%
Sanderson Farms	3,000	114,030
		114,030
Gas Utilities – 2.09%
Atmos Energy	9,500	242,250
New Jersey Resources	8,100	251,505
		493,755
Health Care Equipment & Supplies – 3.58%
Datascope	4,900	203,007
†Haemonetics	4,300	256,194
Invacare	7,800	173,784
†Medical Action Industries	13,000	213,590
		846,575
Health Care Providers & Services – 3.41%
†Centene	8,200	114,308
†Kindred Healthcare	10,300	225,261
†Magellan Health Services	5,800	230,202
Owens & Minor	6,000	236,040
		805,811
Hotels, Restaurants & Leisure – 1.71%
†Bally Technologies	3,300	113,322
Cinemark Holdings	11,900	152,201
†Papa John's International	5,700	137,997
		403,520
Household Durables – 1.84%
†Helen of Troy	10,300	172,731
Tupperware Brands	6,800	263,024
		435,755
Insurance – 6.16%
†Argo Group International Holdings	5,400	191,808
Aspen Insurance Holdings	8,600	226,868
Assured Guaranty	10,300	244,522
Delphi Financial Group Class A	5,700	166,611
National Financial Partners	8,700	195,489
NYMAGIC	4,600	104,466
Platinum Underwriters Holdings	7,100	230,466
Zenith National Insurance	2,700	96,822
		1,457,052
Internet Software & Services – 0.75%
†Ariba	18,300	176,778
		176,778
Leisure Equipment & Products – 0.84%
Callaway Golf	13,600	199,648
		199,648
Life Sciences Tools & Services – 0.91%
†Varian	3,700	214,304
		214,304
Machinery – 3.60%
Actuant Class A	8,800	265,848
†AGCO	3,400	203,592
Barnes Group	8,300	190,485
†Gardner Denver	5,200	192,920
		852,845
Marine – 0.96%
Eagle Bulk Shipping	8,800	226,688
		226,688
Media – 1.02%
World Wrestling Entertainment Class A	13,000	241,930
		241,930
Metals & Mining – 1.95%
Carpenter Technology	3,800	212,686
Olympic Steel	5,500	248,050
		460,736
Multi-Utilities & Unregulated Power – 1.10%
Integrys Energy Group	5,600	261,184
		261,184
Oil, Gas & Consumable Fuels – 3.43%
Arlington Tankers	8,600	180,600
†Exco Resources	10,500	194,250
Massey Energy	7,300	266,450
Nordic American Tanker Shipping	6,100	170,800
		812,100
Paper & Forest Products – 1.02%
Schweitzer-Mauduit International	10,400	240,656
		240,656
Personal Products – 2.17%
†Chattem	2,000	132,680
Inter Parfums	8,700	192,096
Nu Skin Enterprises Class A	10,500	189,210
		513,986
Pharmaceuticals – 0.82%
†PharMerica	11,700	193,869
		193,869
Real Estate Investment Trusts – 7.04%
Alexandria Real Estate Equities	2,900	268,888
Capstead Mortgage	14,600	166,440
Digital Realty Trust	6,800	241,400
LTC Properties	9,500	244,245
Mid-America Apartment Communities	4,800	239,232
Omega Healthcare Investors	15,000	260,400
Tanger Factory Outlet Centers	6,400	246,208
		1,666,813
Road & Rail – 0.58%
Werner Enterprises	7,400	137,344
		137,344
Semiconductors & Semiconductor Equipment – 2.48%
†Cypress Semiconductor	6,700	158,187
†IXYS	19,800	135,234
†Skyworks Solutions	26,200	190,736
†Ultra Clean Holdings	10,500	102,900
		587,057
Software – 1.66%
†Epicor Software	10,500	117,600
†Lawson Software	21,900	164,907
†Mentor Graphics	12,500	110,375
		392,882
Specialty Retail – 3.81%
†Blockbuster Class A	35,600	116,056
†Pacific Sunwear of California	14,900	187,889
†Pier 1 Imports	32,800	205,984
Sonic Automotive Class A	7,200	147,960
†Warnaco Group	6,200	244,528
		902,417
Textiles, Apparel & Luxury Goods – 0.45%
Brown Shoe	7,100	106,997
		106,997
Thrift & Mortgage Finance – 0.78%
First Niagara Financial Group	13,600	184,824
		184,824
Tobacco – 1.00%
Universal	3,600	235,908
		235,908
Trading Company & Distributors – 0.53%
GATX	3,200	125,024
		125,024
Total Common Stock (Cost $25,960,541)		23,384,402

Short-Term Investment – 0.50%
Money Market Instrument – 0.50%
Dreyfus Cash Management Fund	117,179	117,179
Total Short-Term Investment (Cost $117,179)		117,179

Total Value of Securities – 99.33%
(Cost $26,077,720)		23,501,581
Receivables and Other Assets Net of Liabilities (See Notes) – 0.67%		158,443
Net Assets Applicable to 1,757,091 Shares Outstanding – 100.00%		$23,660,024

†Non-income producing security for the period ended March 31, 2008.

 ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Value Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,133,389
Aggregate unrealized appreciation	989,477
Aggregate unrealized depreciation	(3,621,285)
Net unrealized depreciation	$(2,631,808)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$23,501,581	$-
Level 2	-	-
Level 3	-	-
Total	$23,501,581	$-

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:                      /s/ Kelly D. Clevenger______________________________
                     Kelly D. Clevenger
             President
                     (Signature and Title)

Date:          May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kelly D. Clevenger_____________________________
       Kelly D. Clevenger
       President
       (Signature and Title)

Date:      May 30, 2008

By:           /s/ William P. Flory, Jr._____________________________
       William P. Flory, Jr.
        Chief Accounting Officer
        (Signature and Title)

Date:       May 30, 2008